JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 25.5%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (a)	1,046	870
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	12,392
5.80%, 10/11/2041 (a)	2,500	2,617
3.00%, 9/15/2050 (a)	5,645	3,836
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,314
2.75%, 2/1/2026	10,982	10,683
2.20%, 2/4/2026	22,360	21,609
3.10%, 5/1/2026	9,560	9,282
5.04%, 5/1/2027	9,155	9,158
5.15%, 5/1/2030	14,590	14,527
6.39%, 5/1/2031 (a)	11,580	12,198
3.60%, 5/1/2034	5,076	4,309
6.53%, 5/1/2034 (a)	19,270	20,490
5.71%, 5/1/2040	12,565	12,183
5.81%, 5/1/2050	14,000	13,386
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,505
5.40%, 7/31/2033	11,863	12,135
4.85%, 4/27/2035	1,918	1,864
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,873
5.75%, 3/15/2033	8,600	8,863
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,874
RTX Corp.
5.15%, 2/27/2033	11,955	12,120
4.50%, 6/1/2042	13,927	12,582
4.15%, 5/15/2045	7,861	6,632
3.75%, 11/1/2046	7,060	5,576
4.35%, 4/15/2047	4,020	3,471
2.82%, 9/1/2051	10,000	6,419
3.03%, 3/15/2052	3,840	2,560
6.40%, 3/15/2054	5,495	6,273
		277,601
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,810
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,870	8,631
1.30%, 1/8/2026 (a)	7,365	7,085
1.50%, 6/15/2026 (a)	17,530	16,660
2.38%, 10/15/2027 (a)	9,020	8,434
1.80%, 1/10/2028 (a)	12,950	11,820
4.55%, 9/26/2029 (a)	19,100	18,763
6.38%, 4/8/2030 (a)	9,030	9,561

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
5.40%, 6/24/2031 (a)	11,887	12,092
4.75%, 9/26/2031 (a)	3,000	2,949
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	12,937	10,749
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	6,615	5,979
		112,723
Banks — 7.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	33,300	33,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	17,700	18,135
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	15,800	14,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (a) (b)	29,300	29,388
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	21,112	21,546
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	7,745	8,169
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	33,860	34,642
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	1,930
5.36%, 8/14/2028 (a)	20,760	21,221
2.55%, 2/13/2030 (a)	3,050	2,749
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	1,834	1,817
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	6,400	6,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (b)	23,400	23,640
5.59%, 8/8/2028	49,600	50,768
5.44%, 7/15/2031	17,400	17,746
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (b)	5,215	5,202
4.25%, 10/22/2026	6,055	6,001
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	21,849	21,911
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	6,250	6,006
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	9,615	9,150
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	10,025	9,785
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	26,190	25,972
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	29,628	28,761
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	49,969	48,023
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (b)	7,135	6,953
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	34,400	34,814
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	19,095	17,426
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	53,000	54,874
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	22,915	20,064
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	19,870	17,119
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	35,000	35,543
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	28,820	30,393
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	22,540	23,154
(SOFR + 1.91%), 5.43%, 8/15/2035 (b)	21,661	21,648
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	54,117	39,259

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	20,245	20,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	34,388	32,634
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	33,280	33,945
Bank of Montreal (Canada)
5.30%, 6/5/2026	11,390	11,509
(SOFR + 1.25%), 4.64%, 9/10/2030 (b)	9,915	9,837
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	16,360	16,597
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	26,370	26,510
(SOFR + 1.44%), 4.74%, 11/10/2032 (b)	18,900	18,608
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	23,810	22,530
5.79%, 7/13/2028 (a)	24,190	24,939
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	8,500	8,597
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	52,040	53,342
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	18,170	18,008
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	10,428	8,960
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	12,126	11,946
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,819	4,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	2,500	2,531
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	20,560	20,735
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	13,575	13,794
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	50,915	51,143
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	12,958	11,301
(SOFR + 1.87%), 5.89%, 12/5/2034 (a) (b)	34,055	35,590
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (b)	25,445	25,986
BPCE SA (France)
1.00%, 1/20/2026 (a)	20,500	19,659
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	11,406	11,085
3.38%, 12/2/2026	4,230	4,128
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	17,265	17,408
4.75%, 7/19/2027 (a)	2,915	2,915
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	23,410	24,052
5.28%, 5/30/2029 (a)	9,560	9,705
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	29,400	30,964
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	11,526	11,707
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	15,245	12,697
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	21,875	23,850
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	11,880	12,092
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	26,140	26,869
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	30,700	31,612
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,339

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.60%, 4/7/2032	8,000	7,363
Citibank NA 5.57%, 4/30/2034	16,205	16,870
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,376
4.30%, 11/20/2026	6,200	6,146
4.45%, 9/29/2027	1,491	1,475
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	12,240	12,014
6.63%, 1/15/2028	3,363	3,564
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	41,323	40,129
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (b)	11,100	10,719
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	6,399	6,258
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	21,204	20,880
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	17,190	14,639
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	3,330	2,925
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	50,000	53,724
(SOFR + 1.45%), 5.45%, 6/11/2035 (b)	31,800	32,516
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	1,901	1,394
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,054
3.75%, 7/21/2026	8,564	8,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	12,800	12,458
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,390
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	15,810	15,543
5.59%, 7/5/2026 (a)	12,885	13,067
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	8,688	8,314
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	13,890	14,529
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	28,420	28,814
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	15,845	16,047
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	29,115	29,819
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	10,433	10,257
Discover Bank 4.25%, 3/13/2026	8,109	8,047
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	22,075	20,524
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	21,595	21,933
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (b)	8,401	8,639
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	2,400	2,370
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	4,932	4,908
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	17,888	17,547
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	25,865	23,904
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	13,465	12,180
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	43,090	43,387
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	20,470	17,651
(SOFR + 1.52%), 5.73%, 5/17/2032 (b)	12,000	12,341
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	13,085	11,308

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.65%), 6.33%, 3/9/2044 (b)	3,840	4,202
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (b)	17,160	17,356
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	13,000	13,288
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,527
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	8,840	8,470
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	7,083	7,226
(SOFR + 2.09%), 6.11%, 9/11/2034 (b)	13,270	14,046
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	36,960	39,210
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	3,780	3,643
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	15,180	15,108
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	12,150	11,595
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	6,805	6,882
4.38%, 3/22/2028	6,745	6,651
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	19,370	19,785
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	17,660	16,772
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	14,590	13,788
2.05%, 7/17/2030	23,420	20,278
3.75%, 7/18/2039	10,875	9,468
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	13,350	13,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	16,739	15,895
3.17%, 9/11/2027	4,000	3,851
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (b)	20,000	20,638
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	11,274	10,302
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (b)	26,000	27,150
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (b)	15,000	15,674
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,868
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,000	8,179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	8,560	8,652
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	29,653	29,577
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	4,480	4,605
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	14,835	14,843
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	25,946	25,326
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	41,515	42,695
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	31,620	29,919
5.41%, 5/17/2029 (a)	20,945	21,449
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	16,730	17,028
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.81%, 10/21/2032 (b)	21,370	21,164
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	34,180	34,026

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (b)	29,735	30,638
(SOFR + 2.14%), 6.34%, 5/31/2035 (b)	14,000	14,443
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,774	36,342
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	14,830	14,076
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	45,000	46,883
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	20,755	20,397
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	20,735	20,608
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	5,000	4,977
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	8,995	8,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	20,000	20,264
5.25%, 2/19/2027 (a)	25,708	25,805
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	7,650	7,265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	20,000	20,665
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	36,200	36,627
3.00%, 1/22/2030 (a)	6,844	6,161
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	31,110	26,547
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	16,372	16,699
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (a) (b)	9,000	8,957
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	30,497	29,284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	23,375	23,757
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	24,370	24,723
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	14,935	14,823
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (b)	60,986	62,755
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,442
5.52%, 1/13/2028	23,065	23,631
5.72%, 9/14/2028	34,240	35,386
3.04%, 7/16/2029	25,422	23,615
5.71%, 1/13/2030	23,065	24,012
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	15,305	15,716
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	27,075	27,550
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	20,190	21,727
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	12,630	12,513
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	10,000	10,420
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	10,759	11,100
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,000	13,694
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	10,885	10,395
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (b)	12,600	13,050
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,896
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	48,610	49,834

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	46,180	48,568
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	22,315	22,625
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	16,715	17,142
(SOFR + 2.06%), 6.49%, 10/23/2034 (b)	30,225	32,965
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	30,485	31,243
(SOFR + 1.38%), 5.21%, 12/3/2035 (b)	71,990	72,306
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,119	8,457
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	2,800	2,498
		3,761,213
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,356
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,370
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,591
4.44%, 10/6/2048	28,858	25,781
5.80%, 1/23/2059	605	654
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,373
1.85%, 9/1/2032	11,205	8,962
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,935
4.50%, 5/9/2047	3,680	3,223
5.25%, 11/15/2048	3,091	2,987
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,489
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	17,011
		116,732
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,907
4.55%, 3/15/2035	3,881	3,756
4.50%, 5/14/2035	15,614	15,028
4.05%, 11/21/2039	33,708	30,005
4.63%, 10/1/2042	9,850	9,091
4.40%, 11/6/2042	12,902	11,647
4.75%, 3/15/2045	7,000	6,553
4.45%, 5/14/2046	2,145	1,917
4.25%, 11/21/2049	10,194	8,786
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,621
3.15%, 2/21/2040	5,870	4,535
5.60%, 3/2/2043	23,181	23,529
4.66%, 6/15/2051	17,300	15,320
5.75%, 3/2/2063	7,500	7,635
Baxalta, Inc. 5.25%, 6/23/2045	327	316

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,750
2.60%, 10/1/2040	11,110	8,041
		182,437
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,576
3.95%, 4/13/2052	27,400	22,834
3.25%, 5/12/2061	7,000	4,848
		36,258
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,962
6.50%, 8/15/2032	10,095	10,916
4.50%, 5/15/2047	3,130	2,686
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,674
		29,238
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (b)	28,325	30,016
(SOFR + 1.85%), 6.47%, 10/25/2034 (b)	19,650	21,678
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	2,688
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,586
4.85%, 3/29/2029	5,160	5,174
4.70%, 9/20/2047	1,075	976
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,630	8,391
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	14,135	14,596
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,955	4,702
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	8,188	8,292
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	25,341	26,484
5.41%, 5/10/2029	16,725	17,068
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	11,195	11,825
(SOFR + 1.70%), 5.00%, 9/11/2030 (b)	6,960	6,875
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	5,900	5,379
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	11,977	10,372
(SOFR + 2.05%), 5.40%, 9/11/2035 (b)	7,175	6,995
FMR LLC 6.45%, 11/15/2039 (a)	2,242	2,547
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	10,573	10,520
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	23,250	23,402
3.50%, 11/16/2026	18,000	17,593
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	32,000	30,663
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	14,889	14,099
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	15,385	14,980

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (b)	47,377	46,112
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	18,675	18,085
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	26,250	27,773
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	25,535	25,671
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	11,700	10,167
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	12,855	10,968
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	53,955	54,485
6.75%, 10/1/2037	1,435	1,589
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	4,600	4,045
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	16,126	14,731
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	1,000	768
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	5,469	4,298
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,858
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	8,095	7,045
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	6,735	6,469
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (b)	22,700	22,740
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	17,658	17,467
4.35%, 9/8/2026	1,640	1,628
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	5,806	5,537
3.59%, 7/22/2028 (d)	13,333	12,907
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	7,397	7,185
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	19,325	19,514
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	12,760	12,897
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	13,630	13,925
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	17,528	17,262
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	4,930	5,078
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	16,015	16,132
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	11,200	9,322
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	28,395	28,672
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	9,295	9,465
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	11,146	11,384
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	21,675	21,991
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	10,600	9,852
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	9,350	7,271
Nasdaq, Inc. 5.55%, 2/15/2034	8,860	9,139
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,862
2.68%, 7/16/2030	12,180	10,723
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	2,762	2,653
S&P Global, Inc. 2.90%, 3/1/2032	13,602	12,080
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (b)	9,010	8,945
UBS AG (Switzerland) 7.50%, 2/15/2028	3,598	3,878
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	9,320	9,186

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	24,200	23,176
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	2,991	2,900
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	14,521	14,768
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	8,470	8,678
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	24,790	26,826
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	10,000	12,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (b)	14,865	15,342
		957,682
Chemicals — 0.1%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,229
5.45%, 12/1/2044	3,800	3,535
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,529
4.95%, 6/1/2043	16,825	15,383
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	249
DuPont de Nemours, Inc. 5.32%, 11/15/2038	7,450	7,739
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,899
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,545
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,935
5.25%, 1/15/2045	4,729	4,546
5.00%, 4/1/2049	4,150	3,864
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,409
		58,862
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	25,300	25,771
6.32%, 12/4/2028 (a)	25,788	27,173
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,453
		55,397
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,561
3.05%, 10/1/2041	3,330	2,462
		17,023
Construction Materials — 0.0% ^
CRH America, Inc.
3.88%, 5/18/2025 (a)	2,811	2,796
5.13%, 5/18/2045 (a)	6,052	5,737
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,628
		14,161
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	13,141	13,242

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.45%, 10/1/2025	4,342	4,329
2.45%, 10/29/2026	39,380	37,644
3.00%, 10/29/2028	12,605	11,771
5.10%, 1/19/2029	3,835	3,869
4.63%, 9/10/2029	22,915	22,628
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	3,020	3,000
5.50%, 1/15/2026 (a)	41,007	41,083
2.13%, 2/21/2026 (a)	28,294	27,311
4.25%, 4/15/2026 (a)	56,405	55,595
4.38%, 5/1/2026 (a)	29,066	28,435
2.53%, 11/18/2027 (a)	110,463	102,641
6.38%, 5/4/2028 (a)	10,555	10,956
5.75%, 3/1/2029 (a)	21,105	21,602
5.75%, 11/15/2029 (a)	32,420	33,200
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,981
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,798	2,642
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	29,565	30,712
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	16,445	13,900
General Motors Financial Co., Inc.
1.25%, 1/8/2026	12,019	11,557
5.40%, 5/8/2027	12,020	12,183
2.35%, 1/8/2031	10,244	8,729
5.75%, 2/8/2031	13,405	13,780
2.70%, 6/10/2031	22,045	19,005
5.95%, 4/4/2034	11,700	12,061
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,218
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	11,200	11,270
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	27,694	28,638
5.15%, 3/17/2030 (a)	14,928	14,712
6.50%, 3/26/2031 (a)	13,550	14,067
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	13,025	13,446
		636,207
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	3,655	3,887
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,086
5.40%, 7/15/2040	829	823
5.00%, 4/15/2042	9,000	8,512
3.88%, 10/15/2046	11,000	8,688
5.50%, 9/15/2054	6,950	6,890
		37,886
Containers & Packaging — 0.0% ^
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (a)	5,760	5,875

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
WRKCo, Inc.
3.75%, 3/15/2025	7,570	7,538
3.90%, 6/1/2028	2,870	2,788
		16,201
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,427
Clark University 3.32%, 7/1/2052	7,000	4,876
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,444
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,522
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,791
		30,060
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	10,347
2.85%, 1/15/2032	2,972	2,539
Simon Property Group LP 3.25%, 9/13/2049	12,865	9,130
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,287
4.25%, 10/1/2026	4,970	4,918
2.45%, 2/1/2032	10,980	9,208
2.25%, 4/1/2033	12,000	9,693
		51,122
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,227
2.75%, 6/1/2031	18,585	16,489
2.25%, 2/1/2032	26,520	22,345
3.50%, 6/1/2041	35,836	28,665
3.65%, 6/1/2051	16,997	12,608
3.55%, 9/15/2055	25,312	17,988
3.80%, 12/1/2057	4,454	3,278
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	3,525
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	1,946
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	12,134
Verizon Communications, Inc.
1.68%, 10/30/2030	2,840	2,386
2.55%, 3/21/2031	25,000	21,859
4.78%, 2/15/2035 (a)	19,409	18,925
2.65%, 11/20/2040	27,316	19,481
3.40%, 3/22/2041	7,000	5,520
3.70%, 3/22/2061	6,890	5,002
		195,378
Electric Utilities — 2.9%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,829

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.15%, 9/15/2049	2,680	1,869
5.40%, 3/15/2053	4,030	4,068
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,064
6.00%, 3/1/2039	769	835
4.10%, 1/15/2042	923	785
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,125
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,879
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,465
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,860
3.20%, 9/15/2049	8,020	5,651
2.90%, 6/15/2050	7,770	5,192
5.65%, 6/1/2054	17,320	18,060
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	861
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	3,717
5.95%, 12/15/2036	840	875
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,856
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,306
DTE Electric Co.
2.95%, 3/1/2050	8,800	6,019
Series B, 3.65%, 3/1/2052	1,146	888
5.40%, 4/1/2053	934	960
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	17,309	18,014
Series A-2, 6.09%, 9/1/2037	18,650	20,424
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,087
5.40%, 1/15/2054	9,705	9,811
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,336
3.75%, 9/1/2046	16,415	12,648
6.10%, 9/15/2053	26,040	27,781
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,368
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,546
Series YYY, 3.25%, 10/1/2049	6,895	4,908
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,569
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,626
4.10%, 3/15/2043	1,569	1,334
4.15%, 12/1/2044	2,258	1,926
3.70%, 10/15/2046	1,616	1,268
2.90%, 8/15/2051	9,495	6,251
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,118

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	8,002	7,734
2.78%, 1/7/2032 (a)	6,275	5,329
Edison International
5.75%, 6/15/2027	2,000	2,043
4.13%, 3/15/2028	6,730	6,589
5.25%, 11/15/2028	15,800	15,978
Electricite de France SA (France) 5.95%, 4/22/2034 (a)	19,275	20,108
Emera US Finance LP (Canada) 4.75%, 6/15/2046	24,295	21,139
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	4,500	4,322
5.13%, 6/26/2029 (a)	15,935	16,080
5.50%, 6/26/2034 (a)	22,930	23,323
6.00%, 10/7/2039 (a)	897	929
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	5,270
5.75%, 6/1/2054	6,750	7,138
Entergy Corp. 2.95%, 9/1/2026	2,469	2,396
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,793
3.25%, 4/1/2028	1,551	1,484
3.05%, 6/1/2031	4,606	4,175
4.00%, 3/15/2033	3,430	3,210
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	13,194
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,837
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	11,420	11,524
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,611
Exelon Corp.
3.40%, 4/15/2026	1,177	1,157
5.30%, 3/15/2033	13,000	13,273
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	51,620	49,696
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	1,570	1,499
5.20%, 4/1/2028 (a)	2,400	2,438
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	8,353	8,292
4.55%, 4/1/2049 (a)	830	735
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,535
5.30%, 4/1/2053	9,410	9,559
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,997
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,544
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	6,820	6,172
5.40%, 6/1/2033 (a)	5,000	5,056
5.65%, 5/9/2034 (a)	18,040	18,654

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,109
6.15%, 6/1/2037	1,740	1,871
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	3,977
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	11,298
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	12,530	12,267
Monongahela Power Co. 5.85%, 2/15/2034 (a)	7,920	8,306
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	777
5.38%, 9/15/2040	1,287	1,296
5.45%, 5/15/2041	3,354	3,389
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	2,360
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,446
3.55%, 5/1/2027	2,239	2,188
5.25%, 2/28/2053	11,030	10,686
5.55%, 3/15/2054	45,000	45,551
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (a)	8,540	8,663
Northern States Power Co. 5.10%, 5/15/2053	15,470	15,164
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	8,422	8,148
2.45%, 12/2/2027 (a)	13,055	12,121
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,296
Ohio Edison Co. 6.88%, 7/15/2036	780	884
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,125
4.95%, 9/15/2052	19,830	18,830
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,554
2.95%, 3/1/2026	5,955	5,815
3.75%, 7/1/2028	7,665	7,385
6.10%, 1/15/2029	28,870	30,099
6.40%, 6/15/2033	33,829	36,281
5.80%, 5/15/2034	21,651	22,509
4.45%, 4/15/2042	5,700	4,904
3.75%, 8/15/2042 (e)	2,882	2,259
4.30%, 3/15/2045	18,688	15,472
4.00%, 12/1/2046	5,000	3,899
6.75%, 1/15/2053	7,990	8,976
5.90%, 10/1/2054	18,445	18,936
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	5,000	5,272
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,259
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,980
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	22,942
Series A-3, 5.54%, 7/15/2047	8,670	9,009
Series A-3, 5.53%, 6/1/2049	26,600	27,674

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	10,129
Series A-4, 5.21%, 12/1/2047	9,600	9,583
Series A-5, 4.67%, 12/1/2051	2,170	2,042
Series A-5, 5.10%, 6/1/2052	15,355	15,361
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	26,920	27,749
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,341
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,975
5.25%, 5/15/2053	14,285	14,392
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,930
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	873
5.25%, 4/1/2053	10,460	10,272
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,743
Series G, 6.63%, 11/15/2037	3,901	4,281
Series K, 3.15%, 8/15/2051	12,330	8,303
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,040
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	28,475	29,279
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,125
Series A-1, 4.70%, 6/15/2040	17,061	16,882
Series A-3, 2.51%, 11/15/2043	7,950	5,560
Series A-2, 5.11%, 12/15/2047	6,495	6,361
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	21,375
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	16,884	16,705
Series A2, 5.17%, 5/15/2041	6,960	7,046
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,176
6.00%, 1/15/2034	895	961
5.20%, 6/1/2034	14,150	14,324
6.05%, 3/15/2039	2,197	2,350
3.90%, 12/1/2041	3,408	2,763
Series C, 4.13%, 3/1/2048	1,800	1,487
Series 20A, 2.95%, 2/1/2051	3,000	1,996
5.70%, 3/1/2053	5,545	5,722
5.88%, 12/1/2053	25,400	26,824
5.75%, 4/15/2054	13,500	14,048
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,691
5.20%, 6/15/2033	2,370	2,402
5.70%, 3/15/2034	28,704	30,076
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,420
Tampa Electric Co. 4.90%, 3/1/2029	10,967	11,060
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,309

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Union Electric Co.
5.20%, 4/1/2034	13,540	13,818
4.00%, 4/1/2048	1,600	1,316
3.90%, 4/1/2052	6,367	5,112
5.45%, 3/15/2053	11,765	11,872
5.13%, 3/15/2055	8,335	8,090
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,241
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,212
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	2,981	3,280
6.00%, 4/15/2034 (a)	4,203	4,363
5.70%, 12/30/2034 (a) (f)	8,240	8,363
Xcel Energy, Inc. 4.80%, 9/15/2041	829	743
		1,409,335
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	1,247	1,200
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	6,270	6,143
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,516
4.75%, 8/1/2043	2,375	2,173
7.60%, 8/15/2096 (a)	2,242	2,671
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	8,627	8,444
		16,804
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	3,599	3,579
Warnermedia Holdings, Inc. 5.14%, 3/15/2052	30,000	24,116
		27,695
Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (a)	6,500	6,278
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	12,968
3.85%, 4/5/2029	9,710	9,370
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,897
4.40%, 7/1/2049	5,835	5,046
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,338
2.90%, 11/15/2031	9,690	8,459
5.95%, 8/15/2052	3,625	3,703
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	27,666
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,181
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (a)	19,850	18,751

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	26,080	26,819
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	11,000	10,535
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (a)	3,421	3,099
3.30%, 9/15/2046 (a)	3,050	2,309
		159,419
Food Products — 0.3%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	3,406	3,515
5.38%, 1/9/2036 (a)	5,080	5,043
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,704
4.20%, 9/17/2029	24,938	24,453
2.75%, 5/14/2031	22,130	19,536
Cargill, Inc. 4.38%, 4/22/2052 (a)	5,890	5,165
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,322
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,497
6.50%, 11/15/2053	8,575	9,602
JBS USA Holding Lux Sarl 6.75%, 3/15/2034	24,808	27,023
JBS USA Holding Lux SARL 3.75%, 12/1/2031	15,000	13,454
Kellanova 5.25%, 3/1/2033	9,709	9,916
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,245
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	866
The Campbell's Co. 3.13%, 4/24/2050	4,828	3,306
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,530
		163,177
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,248
4.13%, 10/15/2044	1,750	1,498
4.13%, 3/15/2049	6,000	4,979
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	1,878
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	5,375
4.27%, 3/15/2048 (a)	6,500	5,232
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,086
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,614
5.05%, 5/15/2052	7,979	7,414
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,480
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,791
		47,595
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,410

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.75%, 5/1/2040	3,244	3,448
5.40%, 6/1/2041	9,266	9,459
4.40%, 3/15/2042	2,010	1,824
4.38%, 9/1/2042	4,018	3,626
5.15%, 9/1/2043	3,380	3,381
4.70%, 9/1/2045	3,150	2,916
3.55%, 2/15/2050	5,584	4,285
5.50%, 3/15/2055	7,160	7,424
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,292
CSX Corp.
5.50%, 4/15/2041	3,498	3,599
4.10%, 3/15/2044	1,515	1,301
4.75%, 11/15/2048	8,165	7,546
3.35%, 9/15/2049	2,710	1,999
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	15,410	15,640
5.20%, 10/30/2034 (a)	7,330	7,435
7.00%, 10/15/2037 (a)	425	495
5.63%, 3/15/2042 (a)	3,104	3,225
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,438
4.05%, 8/15/2052	5,192	4,216
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	3,095	3,085
5.70%, 2/1/2028 (a)	5,175	5,308
6.05%, 8/1/2028 (a)	22,980	23,890
5.25%, 7/1/2029 (a)	2,500	2,538
Triton Container International Ltd. (Bermuda) 3.25%, 3/15/2032	12,450	10,721
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	12,931
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,714
4.10%, 9/15/2067	1,962	1,531
		152,677
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,638
Boston Scientific Corp.
6.50%, 11/15/2035 (e)	14,000	15,743
4.55%, 3/1/2039	5,011	4,751
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,713
Solventum Corp. 5.60%, 3/23/2034 (a)	26,344	26,747
		54,592
Health Care Providers & Services — 1.0%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,226
4.50%, 5/15/2042	1,777	1,524
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,828

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Banner Health 1.90%, 1/1/2031	13,950	11,757
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,686
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,748
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,630
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,753
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	9,203
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,073
4.80%, 7/15/2046	1,904	1,723
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,053
2.78%, 10/1/2030	6,205	5,566
4.19%, 10/1/2049	5,540	4,602
3.91%, 10/1/2050	6,600	5,177
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,718
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,081
5.13%, 2/21/2030	8,553	8,557
5.25%, 2/21/2033	22,000	21,833
4.88%, 7/20/2035	3,500	3,327
5.05%, 3/25/2048	23,852	21,140
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,391
4.63%, 5/15/2042	3,477	3,140
4.65%, 1/15/2043	3,394	3,077
4.65%, 8/15/2044	4,149	3,723
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,503
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	17,437
HCA, Inc.
5.60%, 4/1/2034	28,350	28,669
5.13%, 6/15/2039	4,805	4,561
5.50%, 6/15/2047	17,500	16,760
3.50%, 7/15/2051	6,831	4,702
4.63%, 3/15/2052	27,825	23,091
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,582
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,564
Memorial Health Services 3.45%, 11/1/2049	25,595	19,424
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,847
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	2,747	2,031
MultiCare Health System 2.80%, 8/15/2050	7,935	4,928
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	4,045
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,801
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,685
Series 2020, 3.38%, 7/1/2055	9,170	6,550
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,839
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	18,053

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,652
6.40%, 11/30/2033	11,460	12,530
Sutter Health 5.55%, 8/15/2053	5,000	5,276
Texas Health Resources
2.33%, 11/15/2050	6,717	4,053
4.33%, 11/15/2055	4,275	3,751
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,966
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,831
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,815
2.75%, 5/15/2040	4,800	3,556
3.25%, 5/15/2051	9,695	6,845
5.88%, 2/15/2053	9,740	10,397
5.05%, 4/15/2053	19,000	18,176
		488,456
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,170
1.88%, 2/1/2033	12,120	9,532
5.25%, 5/15/2036	14,260	14,290
4.00%, 2/1/2050	9,430	7,412
5.15%, 4/15/2053	2,800	2,639
DOC DR LLC
4.30%, 3/15/2027	4,500	4,456
3.95%, 1/15/2028	2,100	2,054
2.63%, 11/1/2031	6,195	5,344
Healthcare Realty Holdings LP
3.10%, 2/15/2030	16,814	15,239
2.00%, 3/15/2031	8,000	6,639
Healthpeak OP LLC 3.40%, 2/1/2025	162	161
Sabra Health Care LP 3.20%, 12/1/2031	9,610	8,413
Ventas Realty LP
3.50%, 2/1/2025	1,929	1,923
4.13%, 1/15/2026	770	764
3.25%, 10/15/2026	7,254	7,049
3.85%, 4/1/2027	4,308	4,217
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,689
6.50%, 3/15/2041	460	512
4.95%, 9/1/2048	5,000	4,712
		100,215

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,404
4.45%, 3/1/2047	3,210	2,821
		9,225
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	25,600	27,277
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,935
5.80%, 3/1/2033	20,702	21,687
6.25%, 10/1/2039	18,303	19,759
5.75%, 10/1/2041	15,265	15,546
6.50%, 10/1/2053	3,470	3,875
Southern Power Co. 5.15%, 9/15/2041	7,079	6,916
		105,995
Industrial Conglomerates — 0.1%
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	23,284
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (a)	11,095	10,986
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	4,943
Prologis LP
2.25%, 4/15/2030	3,830	3,389
4.75%, 6/15/2033	5,000	4,958
		24,276
Insurance — 1.0%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	7,535	5,840
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	9,168
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,514
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,279
5.75%, 3/1/2054	30,050	31,129
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,846
Athene Global Funding
2.50%, 1/14/2025 (a)	3,477	3,466
1.45%, 1/8/2026 (a)	13,850	13,331
2.95%, 11/12/2026 (a)	42,215	40,658
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,452
4.30%, 5/15/2043	2,795	2,529
3.85%, 3/15/2052	24,230	19,485
CNO Global Funding 1.75%, 10/7/2026 (a)	11,240	10,603
Corebridge Global Funding 5.90%, 9/19/2028 (a)	18,170	18,839
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,496
6.50%, 6/4/2029	9,165	9,436

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
F&G Global Funding
1.75%, 6/30/2026 (a)	12,780	12,139
5.88%, 6/10/2027 (a)	12,000	12,195
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	4,535	4,533
Five Corners Funding Trust II 2.85%, 5/15/2030 (a)	15,000	13,563
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	4,564
4.85%, 1/24/2077 (a)	1,663	1,473
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,530
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	3,049	3,012
3.95%, 10/15/2050 (a)	6,000	4,555
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,367
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,758
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (a)	18,500	18,755
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (a)	7,900	9,018
New York Life Global Funding 3.00%, 1/10/2028 (a)	4,854	4,650
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	7,404
4.45%, 5/15/2069 (a)	11,250	9,294
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	11,335
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	9,255	9,391
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	3,766	3,057
Pine Street Trust III 6.22%, 5/15/2054 (a)	21,750	23,051
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	16,520	16,804
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,407
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,659
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	10,349	10,555
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	2,600	2,581
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	3,412
4.27%, 5/15/2047 (a)	5,480	4,595
		464,728
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	30,000	31,559
5.40%, 8/15/2054	11,965	12,216
		43,775
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	21,060	20,599
4.50%, 10/4/2034	14,250	13,855

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,303
2.30%, 9/14/2031	10,000	8,437
		56,194
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,959
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,705
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,371
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,312
		16,388
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,499
5.38%, 4/1/2038	4,923	4,538
3.50%, 6/1/2041	12,020	8,625
3.50%, 3/1/2042	7,800	5,521
4.80%, 3/1/2050	13,160	10,389
3.70%, 4/1/2051	27,270	18,076
3.90%, 6/1/2052	9,380	6,382
Comcast Corp.
4.25%, 1/15/2033	16,564	15,816
5.30%, 6/1/2034	3,950	4,053
4.20%, 8/15/2034	3,361	3,164
3.25%, 11/1/2039	19,265	15,190
3.75%, 4/1/2040	8,535	7,156
4.00%, 11/1/2049	5,553	4,475
3.45%, 2/1/2050	8,500	6,182
2.80%, 1/15/2051	24,803	15,795
2.89%, 11/1/2051	14,886	9,621
4.05%, 11/1/2052	1,350	1,084
5.35%, 5/15/2053	4,960	4,882
2.94%, 11/1/2056	15,473	9,710
2.99%, 11/1/2063	962	584
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	2,964
2.95%, 10/1/2050 (a)	8,375	5,147
Discovery Communications LLC 3.63%, 5/15/2030	1,950	1,764
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	684
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,290
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,492
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,312
7.30%, 7/1/2038	2,197	2,314
6.75%, 6/15/2039	1,794	1,816

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.88%, 11/15/2040	7,325	6,763
5.50%, 9/1/2041	6,940	6,111
		190,399
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,954
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	17,281	17,924
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	16,105	14,144
5.63%, 4/4/2034 (a)	21,000	21,556
Newmont Corp. 3.25%, 5/13/2030	5,845	5,431
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	5,036	5,475
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,850
3.25%, 10/15/2050	3,519	2,456
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	25,520
		99,310
Multi-Utilities — 0.4%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,370
2.95%, 2/15/2027	2,426	2,328
3.45%, 8/15/2027	1,250	1,209
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,886
Series 2017, 3.88%, 6/15/2047	3,355	2,687
4.50%, 5/15/2058	1,724	1,473
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,630
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,226
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,868
Series F, 5.25%, 8/1/2033	5,067	5,114
7.00%, 6/15/2038	1,076	1,237
Series C, 4.90%, 8/1/2041	1,840	1,716
Engie SA (France) 5.63%, 4/10/2034 (a)	13,225	13,565
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,120
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,250
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,339
5.80%, 2/1/2042	6,726	6,795
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,887
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,127
5.45%, 4/1/2034	7,700	7,862
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,986
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	10,145
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,040

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
3.95%, 11/15/2041	2,690	2,240
2.95%, 8/15/2051	17,150	11,739
5.35%, 4/1/2053	3,000	3,000
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,653
5.75%, 9/15/2033	12,830	13,429
5.88%, 3/15/2041	10,518	11,074
4.40%, 6/1/2043	1,392	1,221
3.95%, 10/1/2046	2,136	1,728
4.40%, 5/30/2047	2,274	1,961
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,636
		174,541
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	3,041
Kilroy Realty LP 3.45%, 12/15/2024	3,054	3,052
		6,093
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	6,320	6,091
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (a)	7,325	7,229
5.75%, 9/16/2044 (a)	14,443	14,613
BG Energy Capital plc 5.13%, 10/15/2041 (a)	5,781	5,602
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,388
BP Capital Markets America, Inc.
4.81%, 2/13/2033	10,000	9,895
4.89%, 9/11/2033	21,425	21,248
2.94%, 6/4/2051	25,080	16,508
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	14,162
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	3,993	3,943
5.68%, 1/15/2034 (a)	16,276	16,470
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	11,670	12,153
6.04%, 11/15/2033 (a)	11,250	11,858
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,982
5.50%, 1/15/2055 (f)	27,240	27,434
Devon Energy Corp. 5.75%, 9/15/2054	23,770	22,910
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	17,380	16,137
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,416
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,718
5.63%, 4/5/2034	19,445	20,033
6.70%, 11/15/2053	5,550	6,355
Energy Transfer LP
4.15%, 9/15/2029	14,071	13,661

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.50%, 7/1/2038	2,695	3,131
6.05%, 6/1/2041	4,266	4,408
6.10%, 2/15/2042	7,220	7,435
5.95%, 10/1/2043	3,950	4,009
5.30%, 4/1/2044	1,840	1,729
5.00%, 5/15/2044 (e)	8,600	7,744
6.00%, 6/15/2048	209	212
6.25%, 4/15/2049	5,655	5,925
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	4,843	4,739
5.95%, 5/15/2054 (a)	14,030	14,257
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,312
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,624
7.55%, 4/15/2038	455	551
5.95%, 2/1/2041	1,259	1,342
4.45%, 2/15/2043	455	407
5.10%, 2/15/2045	1,758	1,704
4.95%, 10/15/2054	1,189	1,108
EQT Corp. 3.90%, 10/1/2027	4,517	4,415
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,245
4.11%, 3/1/2046	2,726	2,324
3.10%, 8/16/2049	17,965	12,713
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (a)	9,235	7,323
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	14,981	12,097
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	34,443	33,721
3.45%, 10/15/2027 (a)	12,470	11,898
HF Sinclair Corp. 5.88%, 4/1/2026	22,175	22,370
Kinder Morgan, Inc.
5.00%, 2/1/2029	23,293	23,464
5.20%, 6/1/2033	20,500	20,491
5.05%, 2/15/2046	6,000	5,477
Marathon Petroleum Corp. 6.50%, 3/1/2041	8,270	8,909
MPLX LP 5.50%, 6/1/2034	27,970	28,292
NGPL PipeCo LLC
4.88%, 8/15/2027 (a)	8,486	8,439
3.25%, 7/15/2031 (a)	8,283	7,259
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	4,550	4,622
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,955
3.00%, 2/15/2027	5,501	5,258
5.20%, 8/1/2029	6,140	6,161
5.38%, 1/1/2032	5,940	5,910
4.30%, 8/15/2039	9,894	8,254
ONEOK Partners LP 6.65%, 10/1/2036	1,825	2,014

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.
4.75%, 10/15/2031	29,725	29,310
5.70%, 11/1/2054	20,000	19,900
Phillips 66 4.88%, 11/15/2044	665	603
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,425
3.15%, 12/15/2029	8,545	7,916
5.30%, 6/30/2033	17,780	18,006
4.90%, 10/1/2046	6,988	6,297
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,564
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	2,474	2,476
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	4,660	4,510
Shell Finance US, Inc. 4.13%, 5/11/2035	9,000	8,480
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	7,000	6,993
5.03%, 10/1/2029 (a)	8,260	8,196
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,260
6.80%, 5/15/2038	1,997	2,199
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	908	872
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,061
3.46%, 7/12/2049	12,800	9,524
3.13%, 5/29/2050	20,230	14,119
TransCanada PipeLines Ltd. (Canada) 6.20%, 10/15/2037	6,345	6,773
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,513
7.50%, 4/15/2032	1,081	1,240
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,446
5.65%, 3/15/2033	13,720	14,157
		823,894
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	16,428	14,993
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,730
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,797
4.00%, 9/18/2042	4,270	3,713
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,379
4.55%, 2/20/2048	5,046	4,527
3.70%, 3/15/2052	16,992	13,173
5.55%, 2/22/2054	2,669	2,760
5.65%, 2/22/2064	24,465	25,019

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	16,863
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,893
2.75%, 12/10/2051	7,065	4,556
2.90%, 12/10/2061	14,550	8,968
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,139
5.30%, 5/19/2053	36,640	36,221
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,500
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,047
3.03%, 7/9/2040	25,815	19,544
5.65%, 7/5/2044	7,762	7,958
3.18%, 7/9/2050	16,452	11,322
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,465
Zoetis, Inc. 2.00%, 5/15/2030	12,880	11,194
		210,038
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	7,627
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	6,562	6,422
		14,049
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,394
5.50%, 4/1/2034	6,190	6,322
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,612
UDR, Inc.
2.95%, 9/1/2026	3,831	3,705
3.50%, 1/15/2028	1,354	1,300
3.00%, 8/15/2031	4,750	4,249
2.10%, 8/1/2032	5,520	4,494
3.10%, 11/1/2034	6,440	5,397
		37,473
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,596
2.50%, 8/16/2031	6,530	5,579
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	5,003
3.60%, 12/15/2026	5,527	5,411
5.60%, 10/15/2033	7,500	7,729
5.50%, 6/15/2034	9,180	9,381
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,238
3.00%, 1/15/2027	2,243	2,172
4.85%, 3/15/2030	19,270	19,356

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
1.80%, 3/15/2033	2,865	2,242
Regency Centers LP
4.13%, 3/15/2028	1,755	1,724
2.95%, 9/15/2029	10,600	9,823
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	9,910	9,873
3.25%, 10/28/2025 (a)	5,595	5,508
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,489	1,475
		96,110
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,067
Broadcom, Inc.
2.45%, 2/15/2031 (a)	31,809	27,744
5.15%, 11/15/2031	16,770	17,033
4.55%, 2/15/2032	10,780	10,551
3.14%, 11/15/2035 (a)	40,051	33,317
3.19%, 11/15/2036 (a)	5,766	4,740
Intel Corp.
3.73%, 12/8/2047	9,000	6,440
3.25%, 11/15/2049	7,655	4,972
3.05%, 8/12/2051	7,655	4,739
5.70%, 2/10/2053	22,000	21,001
KLA Corp.
3.30%, 3/1/2050	7,000	5,117
4.95%, 7/15/2052	7,000	6,678
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,934
NXP BV (China)
2.50%, 5/11/2031	36,499	31,487
5.00%, 1/15/2033	4,000	3,968
3.25%, 5/11/2041	24,465	18,496
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,234
Texas Instruments, Inc. 5.05%, 5/18/2063	43,918	42,095
		258,613
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,603
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,233
Oracle Corp.
4.90%, 2/6/2033	9,640	9,599
3.90%, 5/15/2035	1,952	1,758
3.60%, 4/1/2040	10,434	8,478
3.65%, 3/25/2041	19,515	15,784
4.00%, 7/15/2046	8,872	7,136
3.60%, 4/1/2050	15,000	11,089
3.95%, 3/25/2051	10,000	7,803

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,699
2.00%, 6/30/2030	9,380	8,108
4.75%, 2/15/2032	9,385	9,296
VMware LLC 4.65%, 5/15/2027	8,800	8,786
		110,372
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,270
1.50%, 1/31/2028	10,510	9,513
5.00%, 1/31/2030	12,880	12,963
2.10%, 6/15/2030	8,940	7,751
1.88%, 10/15/2030	19,410	16,442
5.90%, 11/15/2033	17,280	18,181
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,033
5.60%, 6/1/2029	12,355	12,712
5.80%, 3/1/2034	12,960	13,467
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,754
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,772
5.90%, 1/15/2031	7,800	8,169
2.40%, 10/15/2031	15,650	13,276
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	7,968
		155,271
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,151
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,591
		14,742
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,430
3.85%, 8/4/2046	3,512	2,968
3.75%, 9/12/2047	13,570	11,185
3.75%, 11/13/2047	1,600	1,320
2.70%, 8/5/2051	57,605	37,891
4.10%, 8/8/2062	5,260	4,415
Dell International LLC
6.02%, 6/15/2026	12,505	12,696
4.90%, 10/1/2026	5,595	5,606
5.25%, 2/1/2028	5,508	5,608
5.30%, 10/1/2029	6,000	6,129
3.45%, 12/15/2051	242	174
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	17,820	17,679
		117,101

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	23,437
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,919
4.39%, 8/15/2037	9,875	8,814
4.54%, 8/15/2047	12,507	10,382
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,564
		66,116
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	7,958	7,908
5.38%, 7/15/2029 (a)	20,000	20,327
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,062
		32,297
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	6,945
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,990
6.59%, 10/15/2037	3,354	3,807
4.00%, 12/1/2046	2,241	1,841
		10,638
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,161
Sprint LLC 7.63%, 3/1/2026	5,044	5,173
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,634
3.88%, 4/15/2030	25,095	23,977
5.05%, 7/15/2033	48,782	48,929
5.15%, 4/15/2034	12,482	12,585
3.40%, 10/15/2052	16,650	11,815
5.50%, 1/15/2055	9,450	9,438
3.60%, 11/15/2060	4,000	2,812
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	15,153
5.63%, 2/10/2053	3,745	3,718
		158,395
Total Corporate Bonds (Cost $13,126,449)		12,571,243
Mortgage-Backed Securities — 23.7%
FHLMC
Pool # 785618, ARM, 7.25%, 7/1/2026 (d)	8	8
Pool # 789758, ARM, 7.37%, 9/1/2032 (d)	4	4
Pool # 847621, ARM, 6.61%, 5/1/2033 (d)	267	273
Pool # 781087, ARM, 6.36%, 12/1/2033 (d)	73	75
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (d)	45	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 782870, ARM, 6.84%, 9/1/2034 (d)	245	253
Pool # 782979, ARM, 6.37%, 1/1/2035 (d)	380	394
Pool # 782980, ARM, 6.37%, 1/1/2035 (d)	121	124
Pool # 1Q0007, ARM, 7.89%, 12/1/2035 (d)	31	31
Pool # 1Q0025, ARM, 6.39%, 2/1/2036 (d)	39	40
Pool # 848431, ARM, 6.93%, 2/1/2036 (d)	134	139
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (d)	204	208
Pool # 1J1380, ARM, 7.66%, 3/1/2036 (d)	33	33
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (d)	80	83
Pool # 1H2618, ARM, 7.17%, 5/1/2036 (d)	258	268
Pool # 1G2415, ARM, 7.52%, 5/1/2036 (d)	43	44
Pool # 848068, ARM, 7.22%, 6/1/2036 (d)	401	405
Pool # 1G2557, ARM, 7.42%, 6/1/2036 (d)	418	430
Pool # 848365, ARM, 7.12%, 7/1/2036 (d)	110	113
Pool # 1H2623, ARM, 7.37%, 7/1/2036 (d)	51	53
Pool # 1A1082, ARM, 7.47%, 7/1/2036 (d)	143	146
Pool # 1A1085, ARM, 7.50%, 8/1/2036 (d)	119	122
Pool # 1B7242, ARM, 7.38%, 9/1/2036 (d)	350	357
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (d)	104	106
Pool # 1A1097, ARM, 7.05%, 10/1/2036 (d)	94	95
Pool # 1A1096, ARM, 7.16%, 10/1/2036 (d)	376	384
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (d)	102	104
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (d)	94	96
Pool # 1N0249, ARM, 7.20%, 10/1/2036 (d)	102	103
Pool # 1K0046, ARM, 7.36%, 10/1/2036 (d)	93	96
Pool # 1J1378, ARM, 5.89%, 11/1/2036 (d)	185	187
Pool # 1G2671, ARM, 6.11%, 11/1/2036 (d)	80	81
Pool # 848115, ARM, 6.86%, 11/1/2036 (d)	82	84
Pool # 1Q0737, ARM, 7.12%, 11/1/2036 (d)	88	90
Pool # 782760, ARM, 7.26%, 11/1/2036 (d)	214	223
Pool # 1J1418, ARM, 5.94%, 12/1/2036 (d)	29	30
Pool # 1G1386, ARM, 6.17%, 12/1/2036 (d)	192	195
Pool # 1J1419, ARM, 6.26%, 12/1/2036 (d)	265	267
Pool # 1J1399, ARM, 6.67%, 12/1/2036 (d)	9	9
Pool # 1J1634, ARM, 6.72%, 12/1/2036 (d)	768	794
Pool # 1G1478, ARM, 6.16%, 1/1/2037 (d)	78	79
Pool # 1N1511, ARM, 6.79%, 1/1/2037 (d)	41	41
Pool # 1J1516, ARM, 6.07%, 2/1/2037 (d)	62	64
Pool # 1G1554, ARM, 6.33%, 2/1/2037 (d)	112	114
Pool # 1N0353, ARM, 7.82%, 2/1/2037 (d)	200	202
Pool # 1Q0739, ARM, 7.52%, 3/1/2037 (d)	230	235
Pool # 1B7303, ARM, 7.89%, 3/1/2037 (d)	15	16
Pool # 1J1564, ARM, 6.67%, 4/1/2037 (d)	192	195
Pool # 1Q0783, ARM, 6.61%, 5/1/2037 (d)	180	183
Pool # 1Q0697, ARM, 7.15%, 5/1/2037 (d)	302	305
Pool # 1N1477, ARM, 7.18%, 5/1/2037 (d)	40	40
Pool # 1A1193, ARM, 7.35%, 5/1/2037 (d)	195	195
Pool # 1N1463, ARM, 7.36%, 5/1/2037 (d)	18	18

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1J1621, ARM, 7.55%, 5/1/2037 (d)	145	147
Pool # 1J0533, ARM, 7.62%, 7/1/2037 (d)	20	21
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (d)	37	38
Pool # 1Q0722, ARM, 6.58%, 4/1/2038 (d)	127	129
Pool # 1Q0789, ARM, 7.04%, 5/1/2038 (d)	20	21
Pool # 848699, ARM, 7.02%, 7/1/2040 (d)	93	96
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	45	45
Pool # C91417, 3.50%, 1/1/2032	1,307	1,267
Pool # C91403, 3.50%, 3/1/2032	507	491
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	44	46
Pool # C47315, 6.50%, 8/1/2029	296	310
Pool # G03029, 6.00%, 10/1/2029	25	26
Pool # A88871, 7.00%, 1/1/2031	68	70
Pool # C68485, 7.00%, 7/1/2032	15	15
Pool # G01448, 7.00%, 8/1/2032	17	17
Pool # C75791, 5.50%, 1/1/2033	125	125
Pool # A13625, 5.50%, 10/1/2033	105	105
Pool # A16107, 6.00%, 12/1/2033	64	66
Pool # G01864, 5.00%, 1/1/2034	73	73
Pool # A17537, 6.00%, 1/1/2034	97	98
Pool # A23139, 5.00%, 6/1/2034	187	189
Pool # A61572, 5.00%, 9/1/2034	288	290
Pool # A28796, 6.50%, 11/1/2034	22	23
Pool # G03369, 6.50%, 1/1/2035	273	280
Pool # A70350, 5.00%, 3/1/2035	80	81
Pool # A46987, 5.50%, 7/1/2035	253	259
Pool # G05713, 6.50%, 12/1/2035	188	193
Pool # G03777, 5.00%, 11/1/2036	204	206
Pool # C02660, 6.50%, 11/1/2036	55	57
Pool # G02427, 5.50%, 12/1/2036	114	116
Pool # A57681, 6.00%, 12/1/2036	24	25
Pool # G02682, 7.00%, 2/1/2037	27	28
Pool # G04949, 6.50%, 11/1/2037	162	171
Pool # G03666, 7.50%, 1/1/2038	284	300
Pool # G04952, 7.50%, 1/1/2038	75	78
Pool # G04077, 6.50%, 3/1/2038	182	191
Pool # G05671, 5.50%, 8/1/2038	224	228
Pool # G05190, 7.50%, 9/1/2038	120	122
Pool # C03466, 5.50%, 3/1/2040	77	79
Pool # A93383, 5.00%, 8/1/2040	889	902
Pool # A93511, 5.00%, 8/1/2040	3,100	3,142
Pool # G06493, 4.50%, 5/1/2041	5,661	5,606
Pool # V80351, 3.00%, 8/1/2043	11,477	10,393

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q52834, 4.00%, 12/1/2047	1,246	1,179
Pool # Z40179, 4.00%, 7/1/2048	19,927	18,924
Pool # Q57995, 5.00%, 8/1/2048	3,118	3,139
Pool # Q61104, 4.00%, 1/1/2049	1,085	1,029
Pool # Q61107, 4.00%, 1/1/2049	2,224	2,109
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	45,834
Pool # P20570, 7.00%, 7/1/2029	4	4
Pool # G20027, 10.00%, 10/1/2030	5	5
Pool # B90491, 7.50%, 1/1/2032	178	181
Pool # WA3237, 3.55%, 11/1/2032	25,459	23,715
Pool # WA1630, 4.15%, 11/1/2032	6,840	6,635
Pool # U80192, 3.50%, 2/1/2033	749	718
Pool # U80342, 3.50%, 5/1/2033	569	546
Pool # U80345, 3.50%, 5/1/2033	2,086	2,011
Pool # WN3233, 3.19%, 7/1/2033	61,700	56,163
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,653
Pool # P50523, 6.50%, 12/1/2035	40	40
Pool # H05030, 6.00%, 11/1/2036	28	28
Pool # L10291, 6.50%, 11/1/2036	612	628
Pool # P51353, 6.50%, 11/1/2036	498	508
Pool # P50595, 6.50%, 12/1/2036	865	895
Pool # P51361, 6.50%, 12/1/2036	415	427
Pool # G20028, 7.50%, 12/1/2036	523	535
Pool # P50531, 6.50%, 1/1/2037	19	19
Pool # P50536, 6.50%, 2/1/2037	12	12
Pool # WA3186, 3.86%, 4/1/2037	2,045	1,899
Pool # P50556, 6.50%, 6/1/2037	23	23
Pool # U90690, 3.50%, 6/1/2042	7,227	6,715
Pool # U90975, 4.00%, 6/1/2042	5,564	5,336
Pool # T65101, 4.00%, 10/1/2042	150	140
Pool # U90402, 3.50%, 11/1/2042	612	569
Pool # U90673, 4.00%, 1/1/2043	770	739
Pool # U91192, 4.00%, 4/1/2043	1,096	1,051
Pool # U91488, 3.50%, 5/1/2043	840	781
Pool # U99051, 3.50%, 6/1/2043	2,237	2,078
Pool # U99134, 4.00%, 1/1/2046	25,945	24,883
Pool # U69030, 4.50%, 1/1/2046	8,802	8,672
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	6,334	6,111
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,875	8,783
Pool # ZT2236, 4.00%, 6/1/2048	15,570	14,762
Pool # ZT2212, 4.00%, 9/1/2048	3,599	3,411
Pool # QA0149, 4.00%, 6/1/2049	3,094	2,943
Pool # QA2578, 3.50%, 9/1/2049	1,197	1,100
Pool # RA2008, 4.00%, 1/1/2050	11,482	10,871
Pool # RA2282, 4.00%, 1/1/2050	6,795	6,550
Pool # QA7351, 3.00%, 2/1/2050	6,325	5,618

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QB0704, 2.50%, 6/1/2050	9,520	7,985
Pool # QB1571, 2.50%, 7/1/2050	10,359	8,689
Pool # SD8089, 2.50%, 7/1/2050	82,286	69,697
Pool # QB2879, 2.50%, 8/1/2050	2,426	2,035
Pool # QB7670, 2.50%, 1/1/2051	4,624	3,873
Pool # QB8840, 2.50%, 2/1/2051	7,755	6,495
Pool # SD4044, 2.50%, 2/1/2051	35,622	30,355
Pool # QC2061, 2.00%, 5/1/2051	15,452	12,533
Pool # SD8152, 3.00%, 6/1/2051	11,657	10,257
Pool # RA6135, 2.50%, 10/1/2051	16,783	14,275
Pool # RA6228, 2.50%, 11/1/2051	17,278	14,624
Pool # RA6222, 3.00%, 11/1/2051	16,416	14,364
Pool # RA6459, 2.50%, 12/1/2051	28,438	23,816
Pool # RA6606, 3.00%, 1/1/2052	21,057	18,604
Pool # SD1076, 3.00%, 1/1/2052	11,093	9,801
Pool # SD5768, 3.00%, 1/1/2052	13,273	11,755
Pool # RA6815, 2.50%, 2/1/2052	6,565	5,546
Pool # RA6702, 3.00%, 2/1/2052	42,121	36,733
Pool # SD3952, 2.50%, 3/1/2052	43,583	37,062
Pool # SD7554, 2.50%, 4/1/2052	61,263	52,067
Pool # SD8212, 2.50%, 5/1/2052	70,433	59,089
Pool # SD3362, 3.00%, 5/1/2052	24,326	21,348
Pool # RA7468, 4.00%, 6/1/2052	29,648	27,780
Pool # SD1365, 4.00%, 7/1/2052	53,890	50,479
Pool # RA7683, 5.00%, 7/1/2052	23,292	22,930
Pool # RA7843, 4.00%, 8/1/2052	38,696	36,253
Pool # SD1725, 4.00%, 10/1/2052	79,509	74,505
Pool # SD1713, 5.00%, 10/1/2052	33,608	33,246
Pool # SD2394, 4.50%, 11/1/2052	13,235	12,737
Pool # SD2355, 4.50%, 12/1/2052	11,280	10,855
Pool # RA8766, 5.00%, 3/1/2053	22,830	22,460
Pool # SD3567, 4.50%, 5/1/2053	18,408	17,715
Pool # RA9259, 5.00%, 6/1/2053	25,064	24,681
Pool # RJ2912, 5.50%, 11/1/2054	17,685	17,706
Pool # RJ2914, 5.50%, 11/1/2054	64,069	64,281
FNMA
Pool # 54844, ARM, 4.56%, 9/1/2027 (d)	5	5
Pool # 303532, ARM, 4.63%, 3/1/2029 (d)	3	3
Pool # 555732, ARM, 7.35%, 8/1/2033 (d)	89	91
Pool # 658481, ARM, 6.74%, 9/1/2033 (d)	166	166
Pool # 746299, ARM, 7.59%, 9/1/2033 (d)	30	31
Pool # 743546, ARM, 6.31%, 11/1/2033 (d)	120	120
Pool # 766610, ARM, 6.08%, 1/1/2034 (d)	12	12
Pool # 777132, ARM, 7.30%, 6/1/2034 (d)	127	131
Pool # 782306, ARM, 6.17%, 7/1/2034 (d)	3	3
Pool # 800422, ARM, 6.46%, 8/1/2034 (d)	96	96
Pool # 790235, ARM, 7.36%, 8/1/2034 (d)	45	46
Pool # 790964, ARM, 7.40%, 9/1/2034 (d)	5	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 794792, ARM, 7.00%, 10/1/2034 (d)	30	30
Pool # 896463, ARM, 7.46%, 10/1/2034 (d)	80	83
Pool # 781563, ARM, 6.58%, 11/1/2034 (d)	12	12
Pool # 799912, ARM, 6.74%, 11/1/2034 (d)	13	13
Pool # 809319, ARM, 5.90%, 1/1/2035 (d)	29	30
Pool # 810896, ARM, 6.74%, 1/1/2035 (d)	390	395
Pool # 816594, ARM, 7.25%, 2/1/2035 (d)	14	14
Pool # 820602, ARM, 6.36%, 3/1/2035 (d)	48	49
Pool # 745862, ARM, 7.04%, 4/1/2035 (d)	81	83
Pool # 821378, ARM, 7.04%, 5/1/2035 (d)	36	36
Pool # 823660, ARM, 7.10%, 5/1/2035 (d)	23	23
Pool # 888605, ARM, 6.47%, 7/1/2035 (d)	1	1
Pool # 832801, ARM, 7.37%, 9/1/2035 (d)	21	21
Pool # 851432, ARM, 7.24%, 10/1/2035 (d)	166	171
Pool # 745445, ARM, 6.62%, 1/1/2036 (d)	73	75
Pool # 849251, ARM, 6.83%, 1/1/2036 (d)	278	285
Pool # 920340, ARM, 7.75%, 2/1/2036 (d)	28	28
Pool # 920843, ARM, 7.67%, 3/1/2036 (d)	580	601
Pool # 868952, ARM, 7.15%, 5/1/2036 (d)	11	11
Pool # 884066, ARM, 7.66%, 6/1/2036 (d)	64	65
Pool # 872825, ARM, 7.69%, 6/1/2036 (d)	139	142
Pool # 892868, ARM, 7.52%, 7/1/2036 (d)	77	78
Pool # 884722, ARM, 7.12%, 8/1/2036 (d)	18	19
Pool # 886558, ARM, 7.34%, 8/1/2036 (d)	185	189
Pool # 898179, ARM, 6.67%, 9/1/2036 (d)	133	133
Pool # 893580, ARM, 7.07%, 9/1/2036 (d)	42	42
Pool # 920547, ARM, 7.10%, 9/1/2036 (d)	157	159
Pool # 894452, ARM, 7.45%, 9/1/2036 (d)	97	98
Pool # 886772, ARM, 7.48%, 9/1/2036 (d)	147	150
Pool # 894239, ARM, 6.56%, 10/1/2036 (d)	39	39
Pool # 900197, ARM, 7.51%, 10/1/2036 (d)	317	324
Pool # 900191, ARM, 7.72%, 10/1/2036 (d)	122	124
Pool # 902818, ARM, 6.57%, 11/1/2036 (d)	2	2
Pool # 902955, ARM, 6.41%, 12/1/2036 (d)	195	197
Pool # 888184, ARM, 6.11%, 1/1/2037 (d)	68	69
Pool # 920954, ARM, 6.91%, 1/1/2037 (d)	128	131
Pool # 913984, ARM, 7.18%, 2/1/2037 (d)	138	140
Pool # 915645, ARM, 7.25%, 2/1/2037 (d)	78	79
Pool # 888307, ARM, 6.33%, 4/1/2037 (d)	55	56
Pool # 948208, ARM, 6.74%, 7/1/2037 (d)	98	99
Pool # 995919, ARM, 7.34%, 7/1/2037 (d)	171	175
Pool # 938346, ARM, 7.56%, 7/1/2037 (d)	125	127
Pool # 945032, ARM, 8.15%, 8/1/2037 (d)	261	268
Pool # 946362, ARM, 7.26%, 9/1/2037 (d)	21	21
Pool # 952835, ARM, 7.28%, 9/1/2037 (d)	60	62
Pool # 946260, ARM, 7.66%, 9/1/2037 (d)	31	32
Pool # AD0085, ARM, 6.67%, 11/1/2037 (d)	250	250
Pool # 995108, ARM, 7.14%, 11/1/2037 (d)	94	97

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0179, ARM, 6.83%, 12/1/2037 (d)	304	316
Pool # 966946, ARM, 6.28%, 1/1/2038 (d)	9	9
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	700	687
FNMA UMBS, 20 Year
Pool # AE0096, 5.50%, 7/1/2025	1	1
Pool # 256311, 6.00%, 7/1/2026	23	23
Pool # 256352, 6.50%, 8/1/2026	42	43
Pool # 256803, 6.00%, 7/1/2027	42	43
Pool # 256962, 6.00%, 11/1/2027	28	28
Pool # 257007, 6.00%, 12/1/2027	84	84
Pool # 257048, 6.00%, 1/1/2028	143	144
Pool # 890222, 6.00%, 10/1/2028	92	93
Pool # AE0049, 6.00%, 9/1/2029	63	63
Pool # AO7761, 3.50%, 7/1/2032	334	323
Pool # MA1138, 3.50%, 8/1/2032	2,070	2,000
Pool # AL6238, 4.00%, 1/1/2035	5,791	5,641
FNMA UMBS, 30 Year
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	11	11
Pool # 695533, 8.00%, 6/1/2027	12	12
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	41	42
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	6	6
Pool # 459097, 7.00%, 1/1/2029	1	1
Pool # 889020, 6.50%, 11/1/2029	794	813
Pool # 598559, 6.50%, 8/1/2031	43	44
Pool # 679886, 6.50%, 2/1/2032	131	135
Pool # 682078, 5.50%, 11/1/2032	217	220
Pool # 675555, 6.00%, 12/1/2032	60	62
Pool # AL0045, 6.00%, 12/1/2032	383	395
Pool # 683351, 5.50%, 2/1/2033	5	5
Pool # 357363, 5.50%, 3/1/2033	212	214
Pool # 674349, 6.00%, 3/1/2033	22	22
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 254693, 5.50%, 4/1/2033	151	153
Pool # 702901, 6.00%, 5/1/2033	52	53
Pool # 720576, 5.00%, 6/1/2033	33	33
Pool # 995656, 7.00%, 6/1/2033	214	222
Pool # 723852, 5.00%, 7/1/2033	50	50
Pool # 729296, 5.00%, 7/1/2033	43	43
Pool # 720155, 5.50%, 7/1/2033	29	29
Pool # 729379, 6.00%, 8/1/2033	18	18
Pool # AA0917, 5.50%, 9/1/2033	566	572
Pool # 737825, 6.00%, 9/1/2033	34	35
Pool # 750977, 4.50%, 11/1/2033	35	35
Pool # 725027, 5.00%, 11/1/2033	121	121

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 755109, 5.50%, 11/1/2033	8	8
Pool # 753174, 4.00%, 12/1/2033	174	169
Pool # 725017, 5.50%, 12/1/2033	270	276
Pool # 759424, 5.50%, 1/1/2034	29	30
Pool # 751341, 5.50%, 3/1/2034	32	32
Pool # 770405, 5.00%, 4/1/2034	291	293
Pool # 776708, 5.00%, 5/1/2034	116	116
Pool # AC1317, 4.50%, 9/1/2034	55	54
Pool # 888568, 5.00%, 12/1/2034	87	88
Pool # 810663, 5.00%, 1/1/2035	55	55
Pool # 995003, 7.50%, 1/1/2035	78	81
Pool # 995156, 7.50%, 3/1/2035	105	108
Pool # 735503, 6.00%, 4/1/2035	276	285
Pool # 827776, 5.00%, 7/1/2035	33	33
Pool # 820347, 5.00%, 9/1/2035	183	185
Pool # 745148, 5.00%, 1/1/2036	138	139
Pool # 888417, 6.50%, 1/1/2036	574	588
Pool # 745275, 5.00%, 2/1/2036	107	108
Pool # 833629, 7.00%, 3/1/2036	7	8
Pool # 745418, 5.50%, 4/1/2036	195	200
Pool # 888016, 5.50%, 5/1/2036	262	268
Pool # 888209, 5.50%, 5/1/2036	169	173
Pool # 870770, 6.50%, 7/1/2036	22	23
Pool # 976871, 6.50%, 8/1/2036	441	453
Pool # AA0922, 6.00%, 9/1/2036	912	945
Pool # 745948, 6.50%, 10/1/2036	111	116
Pool # AA1019, 6.00%, 11/1/2036	115	120
Pool # 888476, 7.50%, 5/1/2037	60	62
Pool # 928584, 6.50%, 8/1/2037	89	92
Pool # 945870, 6.50%, 8/1/2037	150	156
Pool # 986648, 6.00%, 9/1/2037	263	273
Pool # 928670, 7.00%, 9/1/2037	171	177
Pool # 888890, 6.50%, 10/1/2037	200	209
Pool # 888707, 7.50%, 10/1/2037	463	483
Pool # 888892, 7.50%, 11/1/2037	148	158
Pool # AL0662, 5.50%, 1/1/2038	316	322
Pool # 995505, 8.00%, 1/1/2038	10	10
Pool # 929331, 6.00%, 4/1/2038	73	75
Pool # 909236, 7.00%, 9/1/2038	250	261
Pool # 890268, 6.50%, 10/1/2038	242	250
Pool # 995149, 6.50%, 10/1/2038	948	979
Pool # 934591, 7.00%, 10/1/2038	260	272
Pool # AB2869, 6.00%, 11/1/2038	245	255
Pool # 991908, 7.00%, 11/1/2038	207	219
Pool # 995504, 7.50%, 11/1/2038	122	127
Pool # 257510, 7.00%, 12/1/2038	661	695
Pool # AD0753, 7.00%, 1/1/2039	858	896
Pool # AD0780, 7.50%, 4/1/2039	553	584

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AC2948, 5.00%, 9/1/2039	359	364
Pool # AC3740, 5.50%, 9/1/2039	150	153
Pool # AC7296, 5.50%, 12/1/2039	219	224
Pool # AD7790, 5.00%, 8/1/2040	1,993	2,017
Pool # AD9151, 5.00%, 8/1/2040	772	782
Pool # AL2059, 4.00%, 6/1/2042	5,212	5,025
Pool # AB9017, 3.00%, 4/1/2043	7,660	6,928
Pool # AT5891, 3.00%, 6/1/2043	9,483	8,576
Pool # AB9860, 3.00%, 7/1/2043	7,007	6,337
Pool # AL7527, 4.50%, 9/1/2043	3,135	3,100
Pool # AL7496, 3.50%, 5/1/2044	13,939	13,031
Pool # AX9319, 3.50%, 12/1/2044	5,489	5,076
Pool # AL7380, 3.50%, 2/1/2045	8,211	7,677
Pool # AS6479, 3.50%, 1/1/2046	19,971	18,681
Pool # BM1213, 4.00%, 4/1/2047	7,311	6,975
Pool # BH7650, 4.00%, 9/1/2047	3,955	3,778
Pool # BM3500, 4.00%, 9/1/2047	22,978	22,181
Pool # BE8344, 4.00%, 11/1/2047	1,022	969
Pool # BJ7248, 4.00%, 12/1/2047	3,241	3,084
Pool # BE8349, 4.00%, 1/1/2048	1,867	1,771
Pool # BJ5756, 4.00%, 1/1/2048	4,015	3,787
Pool # BJ7310, 4.00%, 1/1/2048	6,355	6,035
Pool # BJ8237, 4.00%, 1/1/2048	3,708	3,522
Pool # BJ8264, 4.00%, 1/1/2048	2,600	2,470
Pool # BM3375, 4.00%, 1/1/2048	4,752	4,520
Pool # BK1007, 4.00%, 2/1/2048	1,074	1,020
Pool # BK1134, 4.00%, 2/1/2048	3,894	3,691
Pool # BM3665, 4.00%, 3/1/2048	29,417	27,984
Pool # BE8366, 4.50%, 7/1/2048	3,068	2,988
Pool # BK7982, 5.00%, 7/1/2048	3,522	3,572
Pool # BN0271, 4.50%, 9/1/2048	898	874
Pool # BN1315, 4.50%, 9/1/2048	1,629	1,583
Pool # BN4733, 5.50%, 3/1/2049	238	245
Pool # BK8745, 4.50%, 4/1/2049	2,100	2,035
Pool # FM1939, 4.50%, 5/1/2049	10,590	10,272
Pool # BK8753, 4.50%, 6/1/2049	3,056	2,965
Pool # CA3713, 5.00%, 6/1/2049	1,705	1,696
Pool # BO2305, 4.00%, 7/1/2049	3,529	3,341
Pool # BO5607, 3.50%, 9/1/2049	2,358	2,169
Pool # BO1405, 4.00%, 9/1/2049	4,349	4,111
Pool # BO4392, 3.50%, 1/1/2050	3,842	3,543
Pool # BP5299, 3.50%, 3/1/2050	4,933	4,715
Pool # CA5702, 2.50%, 5/1/2050	43,953	37,424
Pool # CA5729, 3.00%, 5/1/2050	4,941	4,376
Pool # FM3671, 4.50%, 5/1/2050	5,205	5,189
Pool # CA6079, 2.50%, 6/1/2050	42,677	35,796
Pool # BK2746, 2.50%, 7/1/2050	18,503	15,520
Pool # BP9823, 2.50%, 7/1/2050	585	490

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP9948, 2.50%, 7/1/2050	1,050	880
Pool # CA6361, 2.50%, 7/1/2050	45,185	38,543
Pool # CA6708, 2.50%, 8/1/2050	29,052	24,905
Pool # FM4051, 2.50%, 8/1/2050	18,883	16,032
Pool # BQ2143, 2.50%, 9/1/2050	13,558	11,372
Pool # CA6989, 2.50%, 9/1/2050	62,914	53,665
Pool # FM4532, 3.00%, 9/1/2050	12,114	10,761
Pool # BQ1155, 2.50%, 10/1/2050	16,240	13,621
Pool # BQ7669, 2.50%, 10/1/2050	714	599
Pool # FS3599, 2.50%, 1/1/2051	86,744	73,423
Pool # BQ4516, 2.00%, 2/1/2051	7,565	6,109
Pool # CB0047, 3.00%, 4/1/2051	17,206	15,007
Pool # CB0458, 2.50%, 5/1/2051	30,482	25,809
Pool # CB0514, 2.50%, 5/1/2051	24,597	20,977
Pool # CB0674, 2.50%, 5/1/2051	46,540	39,406
Pool # FM8172, 3.00%, 5/1/2051	21,703	19,207
Pool # FM7916, 2.50%, 6/1/2051	20,043	17,055
Pool # FS5384, 2.50%, 6/1/2051	76,152	64,778
Pool # FM9523, 2.50%, 7/1/2051	13,438	11,587
Pool # CB1411, 3.00%, 8/1/2051	51,140	45,030
Pool # FM8817, 2.50%, 9/1/2051	44,912	38,265
Pool # BU0070, 2.50%, 10/1/2051	42,847	36,173
Pool # CB1901, 2.50%, 10/1/2051	39,044	33,387
Pool # FM9195, 2.50%, 10/1/2051	49,151	41,575
Pool # CB1878, 3.00%, 10/1/2051	9,070	7,975
Pool # MA4466, 2.50%, 11/1/2051	84,795	71,335
Pool # FS4645, 4.00%, 11/1/2051	16,246	15,235
Pool # CB2297, 2.50%, 12/1/2051	16,065	13,662
Pool # FM9882, 2.50%, 12/1/2051	10,103	8,532
Pool # FS3611, 2.50%, 12/1/2051	6,501	5,535
Pool # FS2559, 3.00%, 12/1/2051	28,767	25,330
Pool # MA4494, 3.00%, 12/1/2051	6,365	5,593
Pool # FS4108, 4.00%, 12/1/2051	4,529	4,251
Pool # BU7561, 2.50%, 1/1/2052	20,797	17,623
Pool # CB2637, 2.50%, 1/1/2052	59,357	50,224
Pool # FS0196, 2.50%, 1/1/2052	65,512	54,866
Pool # BV0492, 3.00%, 1/1/2052	9,775	8,607
Pool # CB2664, 3.00%, 1/1/2052	6,299	5,550
Pool # CB2670, 3.00%, 1/1/2052	56,400	49,278
Pool # FS5731, 3.00%, 1/1/2052	29,941	26,360
Pool # BV3339, 2.50%, 2/1/2052	8,409	7,114
Pool # FS4284, 2.50%, 2/1/2052	48,974	41,414
Pool # MA4548, 2.50%, 2/1/2052	54,891	46,108
Pool # BV4133, 2.50%, 3/1/2052	48,083	40,559
Pool # CB3031, 2.50%, 3/1/2052	12,234	10,316
Pool # FS0882, 2.50%, 3/1/2052	44,969	38,215
Pool # FS4533, 2.50%, 3/1/2052	6,378	5,424
Pool # FS5446, 2.50%, 3/1/2052	46,764	39,417

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS0957, 3.00%, 3/1/2052	33,633	29,399
Pool # FS2246, 3.00%, 3/1/2052	37,465	33,344
Pool # FS4393, 3.00%, 3/1/2052	14,190	12,411
Pool # BV5360, 2.50%, 4/1/2052	52,507	44,276
Pool # FS7697, 2.50%, 4/1/2052	34,856	29,622
Pool # CB3360, 3.00%, 4/1/2052	8,424	7,359
Pool # FS6301, 3.00%, 4/1/2052	17,399	15,329
Pool # BU8924, 3.50%, 4/1/2052	23,791	21,607
Pool # CB3378, 4.00%, 4/1/2052	23,454	21,977
Pool # BV7119, 4.50%, 4/1/2052	982	944
Pool # BV7121, 4.50%, 4/1/2052	1,128	1,087
Pool # BV7122, 4.50%, 4/1/2052	3,326	3,198
Pool # BV7124, 4.50%, 4/1/2052	1,153	1,113
Pool # BV8375, 4.00%, 5/1/2052	16,603	15,548
Pool # CB3629, 4.00%, 5/1/2052	40,396	37,856
Pool # FS1669, 4.00%, 5/1/2052	27,068	25,817
Pool # BV7111, 4.50%, 5/1/2052	1,376	1,326
Pool # BV7133, 4.50%, 5/1/2052	844	815
Pool # FS2773, 2.50%, 6/1/2052	10,886	9,246
Pool # CB3786, 4.00%, 6/1/2052	32,624	30,542
Pool # FS8358, 3.50%, 8/1/2052	21,652	19,661
Pool # FS4076, 4.00%, 8/1/2052	16,760	15,759
Pool # CB4587, 4.50%, 9/1/2052	17,666	16,990
Pool # CB4628, 5.00%, 9/1/2052	80,839	79,537
Pool # FS2982, 5.00%, 9/1/2052	24,930	24,555
Pool # CB4642, 6.00%, 9/1/2052	16,107	16,348
Pool # FS3977, 4.50%, 11/1/2052	2,871	2,763
Pool # BV0962, 5.00%, 11/1/2052	12,327	12,118
Pool # BW1328, 5.00%, 11/1/2052	42,710	42,029
Pool # CB5267, 4.50%, 12/1/2052	18,583	17,970
Pool # CB5412, 4.00%, 1/1/2053	6,629	6,208
Pool # CB5666, 4.00%, 2/1/2053	42,407	39,729
Pool # CB5896, 5.00%, 3/1/2053	21,683	21,362
Pool # CB5898, 5.00%, 3/1/2053	18,752	18,503
Pool # CB6313, 5.00%, 5/1/2053	15,692	15,474
Pool # BX4395, 5.50%, 5/1/2053	8,600	8,621
Pool # BY4714, 5.00%, 6/1/2053	132,878	130,469
Pool # BY4776, 5.00%, 7/1/2053	90,417	88,743
Pool # BY4770, 5.50%, 7/1/2053	17,192	17,234
Pool # BY4775, 5.50%, 7/1/2053	12,016	12,007
Pool # BY7101, 5.50%, 8/1/2053	6,356	6,372
Pool # BY7130, 6.00%, 9/1/2053	9,599	9,765
Pool # DB1954, 5.00%, 11/1/2054	87,011	85,400
Pool # DB4827, 5.00%, 11/1/2054	40,446	39,698
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	27	28
Pool # 653815, 7.00%, 2/1/2033	5	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 752786, 6.00%, 9/1/2033	50	50
Pool # CA3029, 4.00%, 1/1/2049	4,682	4,408
Pool # CA5105, 3.50%, 2/1/2050	6,392	5,804
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	5,768	5,739
Pool # 470300, 3.64%, 1/1/2025	4,250	4,232
Pool # AM8846, 2.68%, 5/1/2025	5,444	5,382
Pool # AM9149, 2.63%, 6/1/2025	5,669	5,595
Pool # AM9548, 3.17%, 8/1/2025	6,673	6,590
Pool # AM4660, 3.77%, 12/1/2025	4,807	4,756
Pool # AN0767, 3.18%, 1/1/2026	7,481	7,353
Pool # AN1590, 2.40%, 5/1/2026	8,351	8,094
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,705
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,754
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,544
Pool # 468645, 4.54%, 7/1/2026	1,963	1,963
Pool # AN2367, 2.46%, 8/1/2026	5,729	5,534
Pool # 468927, 4.77%, 8/1/2026	4,745	4,758
Pool # AM6448, 3.25%, 9/1/2026	8,841	8,646
Pool # AM7117, 3.14%, 12/1/2026	17,289	16,841
Pool # AM7262, 3.19%, 12/1/2026	15,149	14,756
Pool # AM7011, 3.22%, 12/1/2026	2,565	2,500
Pool # FN0029, 4.47%, 12/1/2026 (d)	4,336	4,330
Pool # AM8008, 2.94%, 2/1/2027	10,784	10,433
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,565
Pool # AM8803, 2.78%, 6/1/2027	3,661	3,513
Pool # AM9087, 3.00%, 6/1/2027	15,520	14,968
Pool # AM9170, 3.00%, 6/1/2027	4,090	3,946
Pool # AM9345, 3.25%, 7/1/2027	6,910	6,701
Pool # AN7048, 2.90%, 10/1/2027	6,065	5,811
Pool # AM1469, 2.96%, 11/1/2027	3,359	3,231
Pool # AN7669, 2.83%, 12/1/2027	18,833	17,970
Pool # AN8114, 3.00%, 1/1/2028	7,289	6,984
Pool # AN8048, 3.08%, 1/1/2028	43,775	42,377
Pool # AN7943, 3.10%, 1/1/2028	13,992	13,426
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,233
Pool # AN1600, 2.59%, 6/1/2028	5,820	5,521
Pool # AN9686, 3.52%, 6/1/2028	39,663	38,413
Pool # AN9486, 3.57%, 6/1/2028	25,920	25,000
Pool # AN2005, 2.73%, 7/1/2028	9,187	8,626
Pool # 387806, 3.55%, 8/1/2028	15,004	14,505
Pool # 109782, 3.55%, 9/1/2028	40,697	39,380
Pool # BL0919, 3.82%, 9/1/2028	17,857	17,421
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,547
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,269
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,964
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,654
Pool # BL1435, 3.53%, 1/1/2029	22,840	22,035

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,306
Pool # BL4317, 2.27%, 9/1/2029	4,401	4,006
Pool # BS6615, 3.50%, 9/1/2029	14,504	13,894
Pool # BS6621, 3.50%, 9/1/2029	32,089	30,686
Pool # AN6846, 2.93%, 10/1/2029	12,839	11,956
Pool # BS6739, 3.82%, 10/1/2029	45,001	43,704
Pool # BL4592, 2.28%, 11/1/2029	27,630	24,979
Pool # BL4333, 2.52%, 11/1/2029	39,590	36,267
Pool # AM8123, 2.92%, 2/1/2030	7,260	6,774
Pool # AM7785, 3.17%, 2/1/2030	5,593	5,277
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,447
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,648
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,293
Pool # AM8544, 3.08%, 4/1/2030	13,862	13,005
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,463
Pool # AM8151, 2.94%, 5/1/2030	11,690	10,866
Pool # AN9154, 3.64%, 5/1/2030	3,880	3,734
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,277
Pool # AM9020, 2.97%, 6/1/2030	7,133	6,645
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,627
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,606
Pool # BS8846, 4.09%, 7/1/2030	34,350	33,694
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,817
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,554
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,631
Pool # BS8736, 4.37%, 10/1/2030	9,244	9,156
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,373
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,503
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,336
Pool # BZ0423, 4.31%, 2/1/2031	38,469	37,961
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,780
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,194
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,815
Pool # AH9683, 5.00%, 4/1/2031	190	190
Pool # BS2035, 1.84%, 6/1/2031	33,900	28,843
Pool # AN1829, 2.90%, 6/1/2031	6,871	6,295
Pool # BS2422, 1.67%, 7/1/2031	36,050	30,055
Pool # BS8341, 4.62%, 7/1/2031	2,960	2,963
Pool # BL3298, 2.86%, 8/1/2031	6,972	6,325
Pool # BS9623, 4.91%, 8/1/2031	5,194	5,275
Pool # BL4310, 2.35%, 10/1/2031	10,890	9,567
Pool # AN2625, 2.50%, 10/1/2031	9,066	8,061
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,192
Pool # BZ2211, 3.90%, 11/1/2031	47,210	45,413
Pool # BS4338, 1.82%, 1/1/2032	26,665	22,333
Pool # BS4124, 1.94%, 1/1/2032	11,286	9,634
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,995
Pool # BS3869, 2.00%, 1/1/2032	36,000	30,456

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,422
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,480
Pool # BS4200, 2.05%, 2/1/2032	34,650	29,314
Pool # BM7037, 1.76%, 3/1/2032 (d)	103,084	85,760
Pool # BL5789, 2.40%, 3/1/2032	12,353	10,803
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,430
Pool # BS5130, 2.55%, 4/1/2032	46,705	41,244
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,182
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,649
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,792
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,316
Pool # BS5907, 3.54%, 6/1/2032	10,756	9,965
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,001
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,647
Pool # BS6194, 4.13%, 7/1/2032	3,887	3,784
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,005
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,119
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,097
Pool # BS6288, 3.89%, 8/1/2032	11,183	10,716
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,883
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,087
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,915
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,704
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,956
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,738
Pool # BM6466, 1.33%, 10/1/2032 (d)	108,944	86,639
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,006
Pool # BS6915, 4.60%, 10/1/2032	36,000	35,923
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,605
Pool # BM6492, 1.51%, 11/1/2032 (d)	44,894	36,231
Pool # BM7110, 3.88%, 11/1/2032 (d)	27,747	26,517
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,043
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,309
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,303
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,472
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,471
Pool # AQ7084, 3.50%, 12/1/2032	811	781
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,147
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,358
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,129
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,520
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,798	11,273
Pool # BM6552, 1.56%, 1/1/2033 (d)	102,469	82,917
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,862
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,942
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,302
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,943

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR7484, 3.50%, 2/1/2033	1,435	1,381
Pool # BS7843, 3.90%, 2/1/2033	60,000	56,940
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,458
Pool # BS8110, 4.30%, 3/1/2033	44,672	43,674
Pool # BS7786, 4.24%, 4/1/2033	38,617	37,753
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,328
Pool # BS8146, 4.55%, 4/1/2033	49,498	48,775
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,819
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,131
Pool # BS8213, 4.22%, 5/1/2033	18,246	17,833
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,807
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,553
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,579
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,883
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,122
Pool # AT7117, 3.50%, 6/1/2033	580	557
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,777
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,866
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,581
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,939
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,165
Pool # AN6000, 3.21%, 7/1/2033	9,329	8,488
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,452
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,611
Pool # AN9950, 3.89%, 7/1/2033	8,661	8,175
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,598
Pool # BS8883, 4.58%, 7/1/2033	35,052	35,007
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,531
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,514
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,375
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,535
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,162
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,836
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,819
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,724
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,467
Pool # BS4824, 2.50%, 2/1/2034	60,280	50,829
Pool # BZ0430, 4.32%, 2/1/2034	40,000	39,165
Pool # 810997, 5.50%, 10/1/2034	85	84
Pool # AM7122, 3.61%, 11/1/2034	4,853	4,518
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,889
Pool # AM8474, 3.45%, 4/1/2035	4,379	4,028
Pool # AM8475, 3.45%, 4/1/2035	1,777	1,634
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,073
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,298
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,759
Pool # AM9532, 3.63%, 10/1/2035	3,326	3,089
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,116

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN0375, 3.76%, 12/1/2035	5,248	4,920
Pool # 256051, 5.50%, 12/1/2035	66	66
Pool # 256128, 6.00%, 2/1/2036	12	12
Pool # 880219, 7.00%, 2/1/2036	54	55
Pool # 920934, 6.50%, 1/1/2037	244	248
Pool # 888408, 6.00%, 3/1/2037	182	182
Pool # 888373, 7.00%, 3/1/2037	27	28
Pool # 888412, 7.00%, 4/1/2037	21	21
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,741
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,079
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,113
Pool # 995783, 8.00%, 11/1/2037	70	72
Pool # 257209, 5.50%, 5/1/2038	77	77
Pool # MA0127, 5.50%, 6/1/2039	111	111
Pool # AL2606, 4.00%, 3/1/2042	194	184
Pool # AO7225, 4.00%, 7/1/2042	1,272	1,218
Pool # AO9352, 4.00%, 7/1/2042	1,564	1,498
Pool # AO9353, 4.00%, 7/1/2042	1,832	1,754
Pool # MA1125, 4.00%, 7/1/2042	1,072	1,027
Pool # MA1178, 4.00%, 9/1/2042	6,194	5,933
Pool # MA1213, 3.50%, 10/1/2042	2,750	2,552
Pool # MA1251, 3.50%, 11/1/2042	7,027	6,521
Pool # MA1253, 4.00%, 11/1/2042	5,142	4,926
Pool # AR1397, 3.00%, 1/1/2043	5,517	5,007
Pool # MA1328, 3.50%, 1/1/2043	1,010	937
Pool # AQ9999, 3.00%, 2/1/2043	2,619	2,377
Pool # MA1373, 3.50%, 3/1/2043	1,689	1,567
Pool # MA1404, 3.50%, 4/1/2043	4,911	4,557
Pool # AB9096, 4.00%, 4/1/2043	515	493
Pool # AB9196, 3.50%, 5/1/2043	1,401	1,300
Pool # AT4051, 3.50%, 5/1/2043	581	539
Pool # MA1437, 3.50%, 5/1/2043	5,497	5,101
Pool # AT5914, 3.50%, 6/1/2043	3,301	3,063
Pool # MA1463, 3.50%, 6/1/2043	6,888	6,391
Pool # AB9704, 4.00%, 6/1/2043	1,193	1,140
Pool # MA1711, 4.50%, 12/1/2043	7,767	7,614
Pool # AL6167, 3.50%, 1/1/2044	3,638	3,376
Pool # MA1759, 4.00%, 1/1/2044	2,421	2,319
Pool # MA1760, 4.50%, 1/1/2044	2,255	2,211
Pool # AV9286, 4.00%, 2/1/2044	1,824	1,747
Pool # MA1800, 4.00%, 2/1/2044	1,522	1,458
Pool # MA1828, 4.50%, 3/1/2044	5,830	5,715
Pool # MA2429, 4.00%, 10/1/2045	1,650	1,581
Pool # MA2565, 4.00%, 3/1/2046	2,616	2,506
Pool # BM5835, 3.00%, 9/1/2047	9,258	8,144
Pool # AD0523, 6.00%, 11/1/2048	168	167
Pool # BF0131, 3.50%, 8/1/2056	37,552	33,960
Pool # BF0144, 3.50%, 10/1/2056	2,428	2,196

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0690, 3.00%, 2/1/2057	8,933	7,862
Pool # BF0230, 5.50%, 1/1/2058	37,041	38,165
Pool # BF0341, 5.50%, 1/1/2059	15,587	15,791
Pool # BM7076, 4.00%, 4/1/2059	41,556	39,288
Pool # BM6734, 4.00%, 8/1/2059	30,066	28,279
Pool # BF0464, 3.50%, 3/1/2060	44,437	39,965
Pool # BF0520, 3.00%, 1/1/2061	59,177	51,021
Pool # BM7075, 3.00%, 3/1/2061	65,210	56,216
Pool # BF0546, 2.50%, 7/1/2061	70,093	57,385
Pool # BF0562, 3.50%, 9/1/2061	52,475	46,736
Pool # BF0577, 2.50%, 12/1/2061	11,999	9,939
Pool # BF0590, 2.50%, 12/1/2061	16,940	13,795
Pool # BF0579, 3.00%, 12/1/2061	20,019	17,128
Pool # BF0583, 4.00%, 12/1/2061	27,979	25,974
Pool # BF0586, 5.00%, 12/1/2061	12,739	12,562
Pool # BF0617, 2.50%, 3/1/2062	80,392	65,817
Pool # BF0602, 3.00%, 3/1/2062	28,766	24,611
Pool # BF0603, 3.50%, 3/1/2062	19,851	17,852
Pool # BF0604, 3.50%, 3/1/2062	32,052	28,546
Pool # BF0605, 4.00%, 3/1/2062	15,885	14,678
Pool # BF0674, 2.50%, 4/1/2062	64,055	52,441
Pool # BF0759, 2.50%, 5/1/2062	60,092	49,197
Pool # BF0673, 2.50%, 6/1/2062	44,353	36,311
Pool # BF0654, 3.00%, 6/1/2062	34,008	29,094
Pool # BF0648, 3.50%, 6/1/2062	22,924	20,614
Pool # BF0655, 3.50%, 6/1/2062	42,495	37,843
Pool # BF0649, 4.00%, 6/1/2062	20,122	18,923
Pool # BF0677, 4.00%, 9/1/2062	44,984	41,761
Pool # BF0701, 3.50%, 12/1/2062	16,933	15,079
Pool # BF0733, 3.00%, 6/1/2063	31,041	26,555
Pool # BF0764, 3.50%, 9/1/2063	25,442	22,862
Pool # BF0767, 4.00%, 9/1/2063	52,647	48,875
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 1/25/2055 (f)	442,495	370,594
TBA, 3.00%, 1/25/2055 (f)	659,069	574,825
GNMA I, 30 Year
Pool # 442119, 7.50%, 11/15/2026	1	1
Pool # 411829, 7.50%, 7/15/2027	3	3
Pool # 554108, 6.50%, 3/15/2028	17	18
Pool # 468236, 6.50%, 9/15/2028	23	23
Pool # 486537, 7.50%, 9/15/2028	6	6
Pool # 486631, 6.50%, 10/15/2028	2	2
Pool # 781328, 7.00%, 9/15/2031	194	201
Pool # 569568, 6.50%, 1/15/2032	172	177
Pool # 591882, 6.50%, 7/15/2032	13	13
Pool # 607645, 6.50%, 2/15/2033	46	47
Pool # 607724, 7.00%, 2/15/2033	33	34
Pool # 783123, 5.50%, 4/15/2033	1,002	1,040

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 604209, 6.50%, 4/15/2033	37	38
Pool # 614546, 5.50%, 6/15/2033	9	9
Pool # 781614, 7.00%, 6/15/2033	68	71
Pool # 781689, 5.50%, 12/15/2033	37	38
Pool # 632415, 5.50%, 7/15/2034	19	20
Pool # 574710, 5.50%, 9/15/2034	13	13
Pool # 782615, 7.00%, 6/15/2035	410	427
Pool # 782025, 6.50%, 12/15/2035	173	178
Pool # 617486, 7.00%, 4/15/2037	47	47
Pool # 782212, 7.50%, 10/15/2037	116	122
Pool # BI6868, 5.00%, 3/15/2049	1,890	1,900
Pool # BM1726, 5.00%, 3/15/2049	1,721	1,730
Pool # CO1894, 4.50%, 7/15/2052	7,343	7,330
Pool # CU0289, 6.50%, 6/15/2053	10,254	10,442
GNMA II
Pool # CE5521, ARM, 5.65%, 8/20/2071 (d)	12,604	13,085
Pool # CE5523, ARM, 5.69%, 8/20/2071 (d)	17,414	18,042
Pool # CE9356, ARM, 5.44%, 9/20/2071 (d)	8,478	8,712
Pool # CE5537, ARM, 5.65%, 9/20/2071 (d)	33,286	34,601
Pool # CE5533, ARM, 5.68%, 9/20/2071 (d)	37,713	39,199
Pool # CE5536, ARM, 5.71%, 9/20/2071 (d)	31,703	32,993
Pool # CE5544, ARM, 5.63%, 10/20/2071 (d)	35,538	36,892
Pool # CE5550, ARM, 5.65%, 10/20/2071 (d)	18,146	18,842
Pool # CE5552, ARM, 5.64%, 11/20/2071 (d)	36,278	37,682
Pool # CK2783, ARM, 5.60%, 2/20/2072 (d)	89,213	92,667
Pool # CM0227, ARM, 5.62%, 2/20/2072 (d)	29,043	30,193
Pool # CK2789, ARM, 5.63%, 2/20/2072 (d)	33,497	34,816
Pool # CM0228, ARM, 5.84%, 2/20/2072 (d)	20,591	21,567
Pool # CL8129, ARM, 5.51%, 3/20/2072 (d)	21,032	21,778
Pool # CK2802, ARM, 5.56%, 3/20/2072 (d)	27,166	28,205
Pool # CM0234, ARM, 5.59%, 3/20/2072 (d)	32,747	34,020
Pool # CK2800, ARM, 5.60%, 3/20/2072 (d)	23,143	24,078
Pool # CM9946, ARM, 5.60%, 3/20/2072 (d)	18,194	18,899
Pool # CK2794, ARM, 5.61%, 3/20/2072 (d)	45,926	47,751
Pool # CK2791, ARM, 5.62%, 3/20/2072 (d)	42,860	44,596
Pool # CK2793, ARM, 5.63%, 3/20/2072 (d)	42,424	44,103
Pool # CK2803, ARM, 5.56%, 4/20/2072 (d)	42,645	44,324
Pool # BL8377, ARM, 5.63%, 4/20/2072 (d)	36,987	38,606
Pool # CN0126, ARM, 5.60%, 5/20/2072 (d)	34,405	35,788
Pool # CN7634, ARM, 5.67%, 6/20/2072 (d)	28,035	29,335
Pool # 786250, ARM, 5.80%, 6/20/2072 (d)	39,354	41,408
Pool # CL8191, ARM, 5.75%, 7/20/2072 (d)	21,601	22,687
Pool # CO0363, ARM, 5.82%, 7/20/2072 (d)	29,823	31,416
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	—	—
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	4
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # 2525, 8.00%, 12/20/2027	3	3
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2562, 6.00%, 3/20/2028	7	7
Pool # 2646, 7.50%, 9/20/2028	7	8
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	167	170
Pool # 4224, 7.00%, 8/20/2038	53	55
Pool # 4245, 6.00%, 9/20/2038	1,404	1,492
Pool # 783389, 6.00%, 8/20/2039	595	626
Pool # 783444, 5.50%, 9/20/2039	338	346
Pool # 783967, 4.25%, 12/20/2044	3,604	3,399
Pool # AK8791, 3.75%, 7/20/2045	1,215	1,135
Pool # BD0481, 4.00%, 12/20/2047	1,312	1,240
Pool # BD0484, 4.50%, 12/20/2047	4,969	4,804
Pool # BE0207, 4.50%, 2/20/2048	3,618	3,506
Pool # BE0208, 4.50%, 2/20/2048	4,917	4,773
Pool # BE5169, 4.50%, 2/20/2048	4,877	4,742
Pool # BA7567, 4.50%, 5/20/2048	1,560	1,502
Pool # BG6360, 5.00%, 5/20/2048	5,777	5,861
Pool # BF2574, 5.50%, 5/20/2048	127	132
Pool # BI0728, 5.00%, 7/20/2048	6,972	7,038
Pool # BD0551, 4.50%, 8/20/2048	1,614	1,577
Pool # BI5288, 5.00%, 8/20/2048	8,362	8,392
Pool # BI5289, 5.00%, 8/20/2048	11,690	11,802
Pool # AY2411, 4.25%, 9/20/2048	3,056	2,921
Pool # 784598, 5.00%, 9/20/2048	9,364	9,465
Pool # 784626, 4.50%, 10/20/2048	1,265	1,229
Pool # BK2586, 5.00%, 11/20/2048	1,249	1,248
Pool # BJ7082, 5.00%, 12/20/2048	499	496
Pool # BJ7085, 5.00%, 12/20/2048	961	969
Pool # BK7169, 5.00%, 12/20/2048	5,087	5,073
Pool # BK8878, 4.50%, 2/20/2049	2,096	2,017
Pool # BK7189, 5.00%, 2/20/2049	5,784	5,791
Pool # BJ9972, 5.50%, 2/20/2049	1,161	1,180
Pool # BK7198, 4.50%, 3/20/2049	2,325	2,248
Pool # BK7199, 5.00%, 3/20/2049	803	805
Pool # BL8042, 5.00%, 3/20/2049	5,597	5,625
Pool # BL9333, 5.00%, 3/20/2049	2,596	2,631
Pool # BG0079, 5.50%, 3/20/2049	808	821
Pool # BL6756, 5.50%, 3/20/2049	301	307
Pool # BJ1322, 5.00%, 4/20/2049	4,030	4,117
Pool # BJ9622, 5.00%, 4/20/2049	1,624	1,617
Pool # BK7209, 5.00%, 4/20/2049	3,642	3,657
Pool # BL6758, 5.50%, 4/20/2049	806	819

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM9664, 4.50%, 5/20/2049	5,815	5,715
Pool # BM9683, 5.00%, 6/20/2049	12,634	12,696
Pool # BO2880, 5.00%, 6/20/2049	423	419
Pool # BN3950, 5.50%, 6/20/2049	1,945	1,976
Pool # BN2629, 4.00%, 7/20/2049	10,786	10,412
Pool # BI0926, 5.00%, 7/20/2049	787	784
Pool # BI0927, 5.00%, 7/20/2049	590	583
Pool # BM2186, 5.00%, 7/20/2049	591	589
Pool # BM2187, 5.00%, 7/20/2049	302	301
Pool # BO2871, 5.00%, 7/20/2049	237	236
Pool # BO2872, 5.00%, 7/20/2049	951	954
Pool # BO2878, 5.00%, 7/20/2049	609	607
Pool # BO2879, 5.00%, 7/20/2049	317	315
Pool # BO3162, 5.00%, 7/20/2049	41,097	42,520
Pool # BO3173, 5.00%, 7/20/2049	740	734
Pool # BO3174, 5.00%, 7/20/2049	351	349
Pool # BO3175, 5.00%, 7/20/2049	215	219
Pool # BO8226, 5.00%, 7/20/2049	378	375
Pool # BO8229, 5.00%, 7/20/2049	4,611	4,687
Pool # BO8235, 5.00%, 7/20/2049	631	626
Pool # BO8236, 5.00%, 7/20/2049	418	415
Pool # BP4243, 5.00%, 8/20/2049	10,208	10,312
Pool # BN2649, 3.50%, 9/20/2049	2,845	2,623
Pool # BM9713, 4.50%, 9/20/2049	1,944	1,884
Pool # BP4337, 4.50%, 9/20/2049	14,134	14,013
Pool # BQ3224, 4.50%, 9/20/2049	12,543	12,192
Pool # 784810, 5.00%, 9/20/2049	11,413	11,167
Pool # BM9734, 4.00%, 10/20/2049	3,171	3,019
Pool # 784847, 4.50%, 11/20/2049	18,736	18,084
Pool # BQ8694, 4.50%, 11/20/2049	543	533
Pool # BQ8696, 4.50%, 11/20/2049	632	623
Pool # BR2686, 4.50%, 11/20/2049	1,793	1,744
Pool # BR2687, 4.50%, 11/20/2049	4,087	4,003
Pool # BR2688, 4.50%, 11/20/2049	2,146	2,094
Pool # BR2689, 4.50%, 11/20/2049	2,945	2,913
Pool # BR2739, 4.50%, 11/20/2049	1,355	1,348
Pool # BR2756, 4.50%, 11/20/2049	1,896	1,869
Pool # BR2757, 4.50%, 11/20/2049	2,120	2,082
Pool # BR3820, 4.50%, 11/20/2049	224	217
Pool # BR3821, 4.50%, 11/20/2049	758	735
Pool # BS0953, 4.50%, 11/20/2049	1,693	1,684
Pool # BQ4131, 3.50%, 12/20/2049	10,540	9,795
Pool # BI0940, 4.50%, 12/20/2049	607	591
Pool # BQ3796, 4.50%, 12/20/2049	1,709	1,685
Pool # BR2730, 4.50%, 12/20/2049	753	732
Pool # BR2731, 4.50%, 12/20/2049	684	669
Pool # BR2732, 4.50%, 12/20/2049	1,229	1,229
Pool # BR2755, 4.50%, 12/20/2049	941	915

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR3822, 4.50%, 12/20/2049	849	822
Pool # BR3823, 4.50%, 12/20/2049	1,162	1,139
Pool # BR3824, 4.50%, 12/20/2049	681	675
Pool # BS0951, 4.50%, 12/20/2049	1,696	1,657
Pool # BS0952, 4.50%, 12/20/2049	1,296	1,277
Pool # BQ4132, 3.50%, 1/20/2050	4,844	4,466
Pool # BQ4133, 3.50%, 1/20/2050	5,133	4,758
Pool # BR1548, 3.50%, 1/20/2050	3,809	3,627
Pool # BS8380, 4.50%, 2/20/2050	2,909	2,930
Pool # BP8085, 3.00%, 3/20/2050	3,778	3,349
Pool # BR3892, 4.00%, 3/20/2050	8,778	8,256
Pool # BT8094, 4.00%, 4/20/2050	1,022	966
Pool # BT8095, 4.00%, 4/20/2050	4,849	4,585
Pool # BT8096, 4.00%, 4/20/2050	7,446	7,042
Pool # BT8097, 4.00%, 4/20/2050	7,623	7,279
Pool # BT8098, 4.00%, 4/20/2050	9,019	8,634
Pool # BT8099, 4.00%, 4/20/2050	6,815	6,539
Pool # BW7042, 3.50%, 9/20/2050	18,212	16,658
Pool # 785294, 3.50%, 1/20/2051	50,826	45,863
Pool # MA7534, 2.50%, 8/20/2051	224,056	191,561
Pool # MA7649, 2.50%, 10/20/2051	32,928	28,152
Pool # CH9031, 3.50%, 10/20/2051	21,063	19,266
Pool # 787205, 3.50%, 11/20/2051	78,166	71,908
Pool # CI9257, 3.50%, 11/20/2051	24,377	22,297
Pool # CK1527, 3.50%, 12/20/2051	7,091	6,514
Pool # CK1600, 4.00%, 1/20/2052	15,068	14,220
Pool # CK7137, 4.00%, 1/20/2052	27,008	25,076
Pool # 786362, 3.00%, 2/20/2052	35,707	30,990
Pool # CL2553, 4.00%, 2/20/2052	18,114	16,818
Pool # CM2213, 3.00%, 3/20/2052	7,528	6,672
Pool # 787457, 4.00%, 3/20/2052	22,954	22,026
Pool # CL2574, 4.00%, 3/20/2052	11,256	10,451
Pool # CL2575, 4.00%, 3/20/2052	5,477	5,151
Pool # CM1194, 4.00%, 4/20/2052	13,971	12,971
Pool # MA8200, 4.00%, 8/20/2052	142,731	134,259
Pool # MA8423, 2.50%, 11/20/2052 (f)	40,576	34,700
Pool # CO8957, 5.00%, 12/20/2052	16,767	16,405
Pool # MA8721, 3.00%, 3/20/2053 (f)	120,800	107,476
Pool # 786842, 4.00%, 4/20/2053	95,240	88,438
Pool # CS4305, 5.50%, 6/20/2053	31,590	31,690
Pool # CS4391, 5.50%, 7/20/2053	38,021	38,141
Pool # MA9166, 3.00%, 9/20/2053	19,703	17,466
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	432	409
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	874	819
Pool # 787496, 6.00%, 7/20/2064	78,081	78,234
Pool # 784879, 4.10%, 11/20/2069 (d)	12,141	11,575

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 785137, 3.09%, 8/20/2070 (d)	17,282	15,330
Pool # 785183, 2.93%, 10/20/2070 (d)	33,723	30,458
Pool # 785863, 3.10%, 12/20/2071 (d)	11,911	10,531
Pool # 786556, 4.65%, 1/20/2073 (d)	40,984	39,498
Total Mortgage-Backed Securities (Cost $12,068,257)		11,689,637
U.S. Treasury Obligations — 22.2%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	54,885
3.88%, 8/15/2040	54,475	51,543
2.25%, 5/15/2041	207,900	155,332
3.75%, 8/15/2041	120,000	110,948
2.38%, 2/15/2042	200,455	150,224
3.38%, 8/15/2042	50,000	43,395
2.75%, 11/15/2042	289,890	228,028
4.00%, 11/15/2042	70,000	66,194
3.13%, 2/15/2043	138,080	114,736
3.88%, 2/15/2043	3,905	3,621
3.88%, 5/15/2043	101,570	94,008
3.63%, 8/15/2043	358,540	319,339
3.75%, 11/15/2043	256,218	231,847
3.63%, 2/15/2044	154,280	136,749
3.00%, 11/15/2044	50,821	40,619
2.50%, 2/15/2046	70,000	50,638
2.25%, 8/15/2046	179,932	123,183
3.00%, 2/15/2047	5,431	4,259
3.00%, 2/15/2048	78,220	60,938
3.13%, 5/15/2048	43,243	34,414
3.00%, 8/15/2048	4,200	3,264
2.88%, 5/15/2049	12,946	9,784
2.25%, 8/15/2049	180,150	119,356
2.38%, 11/15/2049	98,830	67,216
2.00%, 2/15/2050	76,853	47,853
1.25%, 5/15/2050	4,667	2,386
1.38%, 8/15/2050	25,855	13,612
1.63%, 11/15/2050	76,730	43,164
1.88%, 2/15/2051	204,145	122,479
2.38%, 5/15/2051	166,815	112,685
2.00%, 8/15/2051	144,750	89,259
1.88%, 11/15/2051	200,075	119,185
2.25%, 2/15/2052	150,605	98,393
2.88%, 5/15/2052	131,125	98,462
3.00%, 8/15/2052	172,625	133,117
3.63%, 2/15/2053	11,355	9,896
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,161	3,156
3.63%, 4/15/2028	17,674	18,694
2.50%, 1/15/2029	5,268	5,416

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
2.00%, 2/15/2025	155,000	154,163
2.88%, 4/30/2025	4,925	4,894
2.13%, 5/15/2025	105,395	104,311
2.88%, 5/31/2025	40,158	39,851
2.00%, 8/15/2025	141,304	138,930
2.25%, 11/15/2025	110,049	107,869
4.00%, 12/15/2025	195,000	194,304
0.38%, 1/31/2026	45,675	43,634
0.50%, 2/28/2026	403,160	384,734
2.50%, 2/28/2026	12,550	12,280
0.75%, 4/30/2026	15,670	14,919
4.13%, 6/15/2026	20,000	19,961
0.88%, 6/30/2026	248,957	236,217
4.63%, 9/15/2026	265,210	267,013
2.00%, 11/15/2026	10,000	9,593
1.75%, 12/31/2026	64,262	61,199
1.50%, 1/31/2027	5,196	4,911
2.63%, 5/31/2027	200,000	192,844
2.75%, 7/31/2027	113,240	109,290
3.13%, 8/31/2027	111,315	108,423
0.38%, 9/30/2027	31,575	28,440
4.13%, 10/31/2027	318,905	319,030
1.25%, 3/31/2028	160,035	145,813
3.63%, 3/31/2028	12,000	11,816
1.25%, 4/30/2028	85,520	77,736
2.88%, 5/15/2028	7,030	6,749
1.25%, 6/30/2028	782,087	707,911
1.00%, 7/31/2028	225,000	201,322
1.75%, 1/31/2029	48,420	44,079
1.88%, 2/28/2029	218,300	199,489
2.88%, 4/30/2029	617,050	586,535
3.25%, 6/30/2029	270,000	260,413
3.13%, 8/31/2029	86,645	82,993
3.88%, 9/30/2029	175,000	173,243
4.00%, 10/31/2029	113,000	112,506
4.88%, 10/31/2030	300,000	311,719
1.63%, 5/15/2031	23,990	20,614
1.25%, 8/15/2031	115,000	95,720
1.38%, 11/15/2031	78,783	65,704
1.88%, 2/15/2032	292,700	251,528
2.88%, 5/15/2032	116,650	107,140
2.75%, 8/15/2032	171,000	155,209
4.13%, 11/15/2032	21,000	20,970
3.88%, 8/15/2033	14,250	13,928
4.50%, 11/15/2033	600,000	613,758
4.00%, 2/15/2034	115,351	113,612

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds
7.74%, 2/15/2025 (g)	6,601	6,543
5.96%, 2/15/2026 (g)	6,700	6,358
6.30%, 5/15/2026 (g)	24,999	23,480
0.71%, 11/15/2026 (g)	10,990	10,116
1.43%, 11/15/2027 (g)	50,000	44,180
1.72%, 8/15/2029 (g)	100,000	82,099
1.92%, 11/15/2030 (g)	100,000	77,731
5.17%, 5/15/2032 (g)	113,297	82,455
3.82%, 8/15/2032 (g)	149,800	107,776
4.29%, 11/15/2032 (g)	122,788	87,341
4.40%, 2/15/2033 (g)	36,300	25,535
4.67%, 5/15/2033 (g)	108,105	75,192
6.59%, 8/15/2033 (g)	24,963	17,165
7.61%, 11/15/2033 (g)	33,709	22,929
4.99%, 11/15/2040 (g)	216,030	103,402
4.93%, 2/15/2041 (g)	138,670	65,497
Total U.S. Treasury Obligations (Cost $12,228,871)		10,967,393
Asset-Backed Securities — 12.8%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.65%, 12/26/2044 (a) (d)	1,031	1,008
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	43,536	18,285
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	2,734	2,679
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	6,783	6,739
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,158	3,040
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,960	5,555
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	5,744	5,305
Alternative LN Issuer LLC
0.00%, 11/15/2035 ‡ (d)	35,938	35,938
0.00%, 11/15/2035 ‡ (d)	7,969	7,969
0.00%, 11/15/2035 ‡ (d)	16,493	16,493
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	6,245	6,054
Series 2015-2, Class A, 4.00%, 9/22/2027	15,865	15,203
Series 2016-2, Class A, 3.65%, 6/15/2028	4,564	4,288
Series 2016-3, Class AA, 3.00%, 10/15/2028	7,288	6,882
Series 2017-2, Class A, 3.60%, 10/15/2029	7,240	6,660
Series 2021-1, Class B, 3.95%, 7/11/2030	9,906	9,212
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	5,248	5,281
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	12,926	13,221
American Homes 4 Rent Trust
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	14,858	14,770
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	7,420	7,407
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	1,415	1,417
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	2,949	2,896

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (a)	15,495	15,273
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (a)	12,912	12,775
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	9,600	9,364
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (a)	20,000	19,364
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	19,000	18,376
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	7,800	7,511
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (a)	28,018	26,938
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	22,000	21,074
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (a)	22,082	20,882
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (a)	12,065	11,258
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	11,900	10,996
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (a)	11,723	10,981
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,399	2,316
Series 2020-AA, Class B, 2.79%, 7/17/2046 (a)	2,570	2,440
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (a)	21,094	20,919
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	23,736
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	22,973	23,405
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	60,760	60,694
7.80%, 10/25/2038 ‡	14,690	14,763
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	27,213	27,985
BG Beta Ltd. (Cayman Islands), 7.12%, 7/16/2054 ‡	61,690	62,335
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	24,981	24,495
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (a)	17,966	17,665
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (a)	10,567	10,523
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (a)	53,180	50,782
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,283
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,796
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	5,131	4,941
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	8,261	7,725
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	7,569	7,006
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	48,673	47,461
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	34,775	34,382
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (a)	3,305	3,341
Series 2023-A, Class B, 6.31%, 11/15/2038 (a)	22,712	22,783
Caerus Uinta Abs LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 (a)	18,375	18,653
Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	23,952	24,476
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	15,059	13,950
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,651	5,398

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,896	5,321
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,812
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (a)	16,476	16,993
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	17,500	17,906
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (e)	34,751	32,298
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.73%, 2/16/2026 ‡ (a) (e)	18,498	18,267
Chase Funding Trust
Series 2003-4, Class 1A5, 4.90%, 5/25/2033 (e)	481	465
Series 2003-6, Class 1A5, 4.88%, 11/25/2034 (e)	590	575
Series 2003-6, Class 1A7, 4.88%, 11/25/2034 (e)	1,005	980
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,058
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	60,885	61,406
Series 2024-A, Class A, 5.78%, 12/15/2032 (a)	36,325	36,529
Series 2024-A, Class B, 6.22%, 12/15/2032 (a)	6,990	6,989
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.77%, 6/25/2040 (a) (d)	1,685	109
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (a)	4,559	4,307
Series 2019-2, Class C, 3.68%, 6/15/2052 (a)	5,526	5,130
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	4,344	4,282
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	10,000	10,209
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	43,105	43,190
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	50,000	51,517
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	52,650	53,041
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	5,100	5,228
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	33,379	34,015
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	29,600	30,122
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	43,500	44,840
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	8,015	8,139
6.95%, 2/15/2034 ‡	65,094	65,133
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	35,480	35,979
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	12,000	12,193
8.30%, 6/15/2034 ‡	27,013	27,094
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	40,000	40,798
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	19,100	18,840
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	71,500	71,936
Crown Castle Towers LLC, 4.24%, 7/15/2028 (a)	10,000	9,660
CVS Pass-Through Trust
6.94%, 1/10/2030	602	619
5.93%, 1/10/2034 (a)	3,722	3,739
Series 2013, 4.70%, 1/10/2036 (a)	7,519	7,045
Series 2014, 4.16%, 8/11/2036 (a)	990	880
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.45%, 3/25/2034 (d)	43	43
Series 2004-1, Class M2, 5.53%, 3/25/2034 (d)	13	14
Series 2004-1, Class 3A, 5.26%, 4/25/2034 (d)	220	203

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.60%, 10/25/2034 (d)	38	38
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,941	4,589
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (a)	46,921	46,921
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	29,264	28,936
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (a)	19,172	19,309
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	18,460	18,498
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	19,598	20,024
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	15,250	15,476
Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	46,500	47,984
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	15,550	15,801
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	9,358	9,571
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	10,000	10,167
Series 2022-2A, Class E, 6.45%, 5/15/2029 (a)	5,955	5,998
Series 2023-3A, Class D, 7.12%, 5/15/2029 (a)	13,224	13,665
Series 2023-1A, Class E, 10.39%, 1/15/2030 (a)	27,300	28,931
Energy Assets, 8.11%, 8/25/2044 ‡	21,614	21,805
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,651
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	23,035
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,310
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,572
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,932
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,387
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,160
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,955
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,695
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	10,176	10,360
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (a)	22,170	22,354
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	12,008	12,077
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	11,178	11,314
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (a)	6,450	6,277
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	11,250	10,973
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	57,000	55,390
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	7,187	6,924
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	7,000	6,672
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	14,400	13,668
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	12,500	11,805
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	36,486	35,451
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	50,000	48,067
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (a)	11,330	11,500
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (d)	56,650	54,360
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (d)	43,050	39,906

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (d)	61,030	56,742
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (d)	108,325	107,843
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	86,250	85,548
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	40,000	40,521
Foundation Finance Trust
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	18,930	18,778
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	6,241	6,188
Series 2023-2A, Class A, 6.53%, 6/15/2049 (a)	31,063	32,068
FREED ABS Trust Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	4,010	4,024
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	70,674	71,222
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (d)	44	38
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (a)	15,905	15,911
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	19,357	19,537
Series 2023-3A, Class D, 6.44%, 5/15/2029 (a)	9,293	9,500
Series 2023-4A, Class C, 6.65%, 8/15/2029 (a)	19,000	19,482
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	14,140	14,333
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	6,980	6,995
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	17,239	14,695
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	47,560	46,834
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	67,491	67,944
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (a)	7,350	6,660
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	2,114	1,932
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	9,917	8,991
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A, 5.35%, 10/20/2046 (a)	8,081	8,081
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	15,200	15,750
Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	8,650	8,875
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	14,607	14,394
Grene Energy, 11.00%, 3/15/2026 ‡ (a)	4,274	4,274
Grene Energy Senio, 11.00%, 1/25/2026 ‡	2,327	1,978
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	11,667	11,562
Harvest SBA Loan Trust Series 2021-1, Class A, 6.70%, 4/25/2048 (a) (d)	326	325
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	6,682	5,998
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (a)	8,448	7,837
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,010	2,630
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	24	24
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	2,356	2,116
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (a)	717	651
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (a)	1,494	1,387
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	5,546	5,093
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	3,877	3,745

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	8,900	8,948
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (a)	7,233	7,154
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	52,074	48,557
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	9,366	8,717
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	40,989	36,723
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	20,725	20,736
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (a)	13,250	13,256
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (a)	22,630	20,760
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	4,434	4,526
Jonah, 7.80%, 11/10/2037 ‡ (a)	35,512	35,139
Jonah Energy Abs LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	25,879	25,970
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡	41,561	41,411
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (d)	80	— (h)
Series 2014-1, Class A, IO, 1.42%, 10/25/2032 (a) (d)	4,848	123
Series 2012-4, Class A, IO, 0.81%, 9/25/2037 (a) (d)	7,945	134
Series 2012-2, Class A, IO, 0.83%, 8/25/2038 (a) (d)	5,676	101
Series 2013-2, Class A, IO, 1.73%, 3/25/2039 (a) (d)	4,966	153
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 (a) (d)	5,436	60
Series 2014-2, Class A, IO, 2.82%, 4/25/2040 (a) (d)	958	60
Series 2015-2, Class A, IO, 3.15%, 7/25/2041 (a) (d)	2,161	215
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	4,300	3,997
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (d)	3,614	3,546
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (d)	559	545
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	11,204	10,263
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	9,780	8,897
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	28,000	27,852
Series 2022-1A, Class D, 8.16%, 7/20/2032 (a)	27,660	28,500
LFT CRE Ltd. Series 2021-FL1, Class C, 6.67%, 6/15/2039 (a) (d)	29,810	29,017
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 5.45%, 2/25/2034 (d)	450	444
Series 2004-3, Class M1, 5.56%, 7/25/2034 (d)	200	195
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	3,840	3,848
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (a)	11,935	11,004
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (a)	1,507	1,507
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	8,292	8,330
Series 2023-2A, Class B, 6.54%, 6/15/2033 (a)	16,419	16,510
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	28,796	29,192
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	47,500	47,579
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	61,625	62,264
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	2,485	2,483
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	18,608	18,898

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	27,126	27,500
8.95%, 12/15/2038 ‡	24,719	25,165
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	2,546	2,519
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.88%, 11/25/2033 (e)	652	632
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	12,629	12,391
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	20,316	19,626
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	16,398	15,673
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (a)	4,908	4,904
Series 2022-1A, Class D, 5.54%, 2/20/2029 (a)	4,235	4,237
Series 2023-3A, Class C, 6.74%, 8/20/2029 (a)	3,539	3,640
Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	3,400	3,456
Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	10,792	11,298
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	3,496	3,425
Series 2021-A, Class B, 1.76%, 3/8/2028 (a)	2,213	2,169
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	1,715	1,686
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	25,595	24,724
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	15,759	15,729
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	13,299	13,172
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	7,513	7,274
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	48,444	45,481
Series 2023-1, Class B, 3.60%, 10/25/2040 (a)	22,500	20,752
Series 2023-1, Class C, 3.60%, 10/25/2040 (a)	8,000	7,262
Series 2023-1, Class D, 3.60%, 10/25/2040 (a)	22,177	19,884
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	68,650	67,277
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	8,881	8,841
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.98%, 5/25/2027 (a) (d)	60,745	61,577
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	18,004	18,250
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (a)	5,021	5,031
Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	5,800	5,862
PRET LLC
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (e)	7,323	7,290
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (d)	28,421	28,347
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (e)	6,368	6,348
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	43,650
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	55,300	52,917
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (d)	15,640	14,118
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (a) (d)	17,333	15,569
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	16,700	16,092
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	7,492	7,097
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	47,000	44,244

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (a)	11,560	10,561
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (a)	23,735	21,649
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (a)	50,390	49,140
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (a)	14,649	13,462
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	21,816	20,056
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (d)	14,285	13,215
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (a)	6,712	6,089
PRPM LLC Series 2021-10, Class A1, 5.49%, 10/25/2026 (a) (e)	37,813	37,776
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	62,610	63,392
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (a)	21,891	21,788
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	13,979	14,119
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.25%, 12/27/2044 (a) (d)	3,839	3,832
Regional Management Issuance Trust Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	731	729
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	96	23
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	2,781	2,507
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	16,188	16,378
Series 2024-2A, Class A, 5.33%, 11/20/2060 ‡ (a)	13,460	13,137
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	20,275	20,310
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (e)	119,576	117,950
RT Fin LLC, 7.85%, 10/15/2043 ‡	10,184	10,303
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	38,122
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,363
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,332
Series 2022-5, Class D, 5.67%, 12/16/2030	109,700	111,089
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	68,063
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,702
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,338
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	23,980
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,337
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (a)	11,735	11,270
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	21,850	22,296
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	15,677	16,097
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	6,540	6,688
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	82,000	84,854
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	24,700	25,826
Series 2022-2A, Class D, 6.50%, 10/20/2032 (a)	19,930	20,362
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (e)	352	293
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (a)	9,785	9,831
Series 2024-1A, Class C, 5.51%, 1/20/2032 (a)	615	622
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (a)	1,621	1,603
Series 2022-1A, Class C, 3.94%, 10/20/2038 (a)	1,900	1,857
Series 2023-1A, Class B, 5.83%, 1/20/2040 (a)	6,579	6,606
Series 2023-1A, Class C, 7.00%, 1/20/2040 (a)	3,608	3,664

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-2A, Class B, 6.28%, 4/20/2040 (a)	8,506	8,599
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 6.23%, 10/16/2026 (a) (e)	1,642	1,645
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	8,000	8,015
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	12	10
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	115	32
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (a)	17,672	18,193
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (a)	24,520	25,722
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	1,983	1,983
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (a)	4,641	4,504
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (a)	11,000	10,667
Tricon Residential Trust
Series 2024-SFR4, Class D, 5.35%, 11/17/2029 (a)	10,000	9,763
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	25,784	25,544
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (a)	5,835	5,700
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	13,012	12,900
Series 2016-2, Class B, 3.65%, 10/7/2025	11,443	11,230
Series 2016-1, Class B, 3.65%, 1/7/2026	1,334	1,304
Series 2018-1, Class B, 4.60%, 3/1/2026	10,852	10,677
Series 2014-1, Class A, 4.00%, 4/11/2026	3,780	3,729
Series 2014-2, Class A, 3.75%, 9/3/2026	7,082	6,941
Series 2019-2, Class B, 3.50%, 5/1/2028	5,771	5,472
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,829	1,731
Series 2016-1, Class A, 3.45%, 7/7/2028	17,343	16,153
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,161	1,087
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,953	9,395
Series 2018-1, Class A, 3.70%, 3/1/2030	5,754	5,217
Series 2019-1, Class AA, 4.15%, 8/25/2031	11,453	11,065
Series 2019-1, Class A, 4.55%, 8/25/2031	10,364	9,435
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,869	5,201
Series 2024-1, Class AA, 5.45%, 2/15/2037	28,061	28,728
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	595	595
Series 2023-1, Class C, 6.28%, 7/10/2028 (a)	7,745	7,768
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	33,031	33,438
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	588	581
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	927	928
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (a)	40,434	314
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	11,520	11,674
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,573	105,462
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (e)	3,994	3,974
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (e)	11,077	11,015
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (e)	8,910	8,893
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (e)	16,887	16,840
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (e)	15,602	15,594

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (e)	6,847	6,832
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (e)	19,099	19,078
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (e)	18,045	18,043
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,679	1,608
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (a)	15,024	15,018
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	22,239	22,381
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	11,619	11,686
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	42,655	41,965
Series 2022-3A, Class D, 6.68%, 4/17/2028 (a)	70,490	71,875
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	12,352	12,655
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	18,890	19,400
Total Asset-Backed Securities (Cost $6,349,288)		6,298,858
Commercial Mortgage-Backed Securities — 5.2%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (a) (d)	21,000	17,465
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (a) (d)	13,399	11,057
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (a)	32,067	30,335
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.72%, 4/14/2033 (a) (d)	5,875	5,770
Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (d)	7,700	4,841
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class A, 2.03%, 11/27/2048 (a) (d)	43,443	41,544
Series 2024-FRR2, Class A, 2.51%, 7/27/2050 (a) (d)	13,078	12,006
Series 2024-FRR2, Class B, 2.54%, 7/27/2050 (a) (d)	17,745	16,155
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (a) (d)	310	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	5,817	5,545
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.45%, 2/28/2025 (a) (d)	13,760	13,575
Series 2021-FRR1, Class BKW1, 1.60%, 1/29/2026 (a) (d)	14,340	13,403
Series 2021-FRR1, Class AKW1, 1.87%, 1/29/2026 (a) (d)	16,010	15,204
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (a) (d)	14,570	13,882
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (a)	22,370	17,291
Series 2021-FRR1, Class AK58, 2.25%, 9/29/2029 (a) (d)	28,730	26,939
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (a) (d)	643	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,327
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (d)	53,745	51,047
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	7,550	7,476
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	14,250	14,106
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,162
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,439
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (d)	14,895	2
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	14,250	12,845
Series 2014-USA, Class B, 4.18%, 9/15/2037 (a)	24,890	21,450

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	16,830	12,442
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (a) (d)	4,000	3,721
FHLMC Series 2023-MN7, Class M1, 8.33%, 9/25/2043 (a) (d)	22,802	23,028
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (d)	13,312	13,033
Series KJ17, Class A2, 2.98%, 11/25/2025	8,208	8,152
Series K070, Class A2, 3.30%, 11/25/2027 (d)	17,323	16,784
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,265
Series K072, Class AM, 3.50%, 12/25/2027 (d)	19,000	18,440
Series W5FX, Class AFX, 3.34%, 4/25/2028 (d)	21,769	20,944
Series K081, Class A2, 3.90%, 8/25/2028 (d)	1,531	1,501
Series K082, Class AM, 3.92%, 9/25/2028 (d)	12,035	11,792
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,047
Series K088, Class A2, 3.69%, 1/25/2029	355	345
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (d)	44,581	3,293
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (d)	21,864	1,274
Series K754, Class AM, 4.94%, 11/25/2030 (d)	18,128	18,459
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,815
Series K137, Class AM, 1.98%, 12/25/2031 (d)	29,800	25,067
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,264
Series K142, Class A2, 2.40%, 3/25/2032	58,400	50,756
Series K145, Class A2, 2.58%, 5/25/2032	40,795	35,779
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,323
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,119
Series K-150, Class AM, 3.52%, 9/25/2032 (d)	25,000	23,198
Series K-150, Class A2, 3.71%, 9/25/2032 (d)	46,860	44,276
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,239
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,277
Series Q013, Class APT2, 1.16%, 5/25/2050 (d)	14,049	13,056
Series K145, Class AM, 2.58%, 6/25/2055	42,900	37,453
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	40,970	40,713
FNMA ACES
Series 2015-M7, Class A2, 2.59%, 12/25/2024	782	779
Series 2015-M2, Class A3, 3.09%, 12/25/2024 (d)	3,804	3,791
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	4,694	4,678
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (d)	27,305	26,808
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (d)	88,658	85,685
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (d)	7,819	7,516
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (d)	37,210	36,121
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	25,496	24,657
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	26,454	25,585
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (d)	8,838	8,510
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	19,480	18,662
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (d)	18,371	17,583
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (d)	63,902	61,209
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (d)	31,764	30,641
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (d)	44,369	42,890
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	28,934	28,016

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,072	6,463
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (d)	48,348	2,488
Series 2017-M5, Class A2, 3.09%, 4/25/2029 (d)	4,555	4,303
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,722	30,916
Series 2017-M11, Class A2, 2.98%, 8/25/2029	13,858	12,990
Series 2020-M5, Class A2, 2.21%, 1/25/2030	39,764	35,708
Series 2018-M3, Class A2, 3.16%, 2/25/2030 (d)	13,808	12,967
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,572	9,786
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (d)	163,212	8,037
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	28,657	23,889
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (d)	45,000	37,429
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (d)	5,800	4,888
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (d)	48,740	41,280
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (d)	60,253	52,927
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (d)	56,250	53,191
Series 2023-M8, Class A1, 4.62%, 11/25/2032 (d)	18,226	18,117
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (d)	71,540	70,625
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (d)	12,793	12,837
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	104,437
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	2,409	2,378
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (d)	136,352	9,558
Series 2022-M5, Class A1, 2.43%, 1/1/2034 (d)	14,946	13,734
Series 2019-M10, Class X, IO, 0.64%, 5/25/2049 (d)	70,089	2,159
FREMF Mortgage Trust
Series 2018-K731, Class C, 4.09%, 2/25/2025 (a) (d)	5,000	4,966
Series 2018-KSL1, Class B, 3.98%, 11/25/2025 (a) (d)	10,011	9,829
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (a) (d)	5,645	5,185
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (a) (d)	13,500	11,819
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (a) (d)	32,666	26,770
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (a) (d)	9,484	8,580
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (a) (d)	5,000	4,354
Series 2015-K44, Class B, 3.84%, 1/25/2048 (a) (d)	769	766
Series 2015-K45, Class B, 3.75%, 4/25/2048 (a) (d)	11,025	10,971
Series 2015-K47, Class B, 3.71%, 6/25/2048 (a) (d)	5,000	4,960
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (d)	10,000	9,878
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (d)	8,451	8,291
Series 2017-K67, Class B, 4.08%, 9/25/2049 (a) (d)	10,500	10,182
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (d)	20,000	19,402
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (d)	6,000	5,552
Series 2019-K90, Class B, 4.46%, 2/25/2052 (a) (d)	8,500	8,235
Series 2020-K737, Class B, 3.44%, 1/25/2053 (a) (d)	10,000	9,648
GAM Re-REMIC Trust Series 2021-FRR2, Class BK44, 1.67%, 9/27/2051 ‡ (a) (d)	21,129	20,933
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,552	5,596
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	35,460
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 (a) (d)	5,744	5
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (d)	1,199	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	8,120

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
LVNV Funding LLC 7.25%, 10/15/2027 ‡	50,000	50,000
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.82%, 4/15/2038 (a) (d)	12,560	12,548
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	33,547
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	81,600	52,224
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.73%, 11/25/2053 (a) (d)	42,050	43,854
Series 2024-01, Class M7, 7.48%, 7/25/2054 (a) (d)	7,620	7,687
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	40,900	39,775
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (a)	4,121	3,927
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	33,500	33,600
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (a)	45,950	46,395
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	21,996	18,583
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	57,434
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	492	487
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (d)	2,131	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,661
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (d)	2,500	2,131
Total Commercial Mortgage-Backed Securities (Cost $2,706,522)		2,573,315
Collateralized Mortgage Obligations — 5.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,800	1,841
Series 2005-1CB, Class 1A6, IF, IO, 2.40%, 3/25/2035 (d)	559	37
Series 2005-22T1, Class A2, IF, IO, 0.37%, 6/25/2035 (d)	3,264	182
Series 2005-20CB, Class 3A8, IF, IO, 0.05%, 7/25/2035 (d)	2,272	69
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	875	751
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	42	17
Series 2005-37T1, Class A2, IF, IO, 0.35%, 9/25/2035 (d)	11,073	505
Series 2005-54CB, Class 1A2, IF, IO, 0.15%, 11/25/2035 (d)	2,836	121
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	718	552
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	11	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	325	287
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (d)	2	2
Aml-prop CAP Frn Series 2022-E, 6.45%, 3/25/2025 ‡	5,513	5,493
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (d)	80,000	81,564
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (d)	231	72
Baml PIMCO Frn, 0.00%, 5/30/2025 ‡	23,463	23,452
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	86	62
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	67	63
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	125	110
Series 2005-7, Class 30, PO, 11/25/2035	68	68
Series 2005-8, Class 30, PO, 1/25/2036	26	17
Series 2006-1, Class X, PO, 1/25/2036	29	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (d)	13	12

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/25/2025 ‡ (d)	6,814	6,813
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.34%, 1/25/2033 (a) (d)	379	375
Series 2003-7, Class 3A, 7.34%, 10/25/2033 (d)	12	12
Series 2004-2, Class 14A, 4.55%, 5/25/2034 (d)	174	162
Series 2006-1, Class A1, 6.53%, 2/25/2036 (d)	399	379
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (a)	14,124	13,844
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	12	9
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	21	15
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (a) (d)	37,151	37,169
Cfin LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (a)	93,000	93,000
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.63%, 6/25/2035 (d)	129	129
Series 2007-A2, Class 1A1, 7.26%, 6/25/2035 (d)	29	29
Series 2007-A1, Class 9A1, 6.20%, 2/25/2037 (d)	96	94
Series 2007-A1, Class 1A3, 6.65%, 2/25/2037 (d)	66	65
Series 2007-A1, Class 2A1, 6.66%, 2/25/2037 (d)	139	131
Series 2007-A1, Class 7A1, 7.61%, 2/25/2037 (d)	8	8
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	6
Series 2002-18, PO, 11/25/2032	32	24
Series 2004-3, Class A26, 5.50%, 4/25/2034	93	91
Series 2004-3, Class A4, 5.75%, 4/25/2034	63	62
Series 2004-HYB1, Class 2A, 5.47%, 5/20/2034 (d)	47	45
Series 2004-HYB3, Class 2A, 4.55%, 6/20/2034 (d)	189	175
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	368	372
Series 2004-7, Class 2A1, 5.57%, 6/25/2034 (d)	31	28
Series 2004-HYB6, Class A3, 6.08%, 11/20/2034 (d)	150	143
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	30
Series 2005-16, Class A23, 5.50%, 9/25/2035	41	26
Series 2005-22, Class 2A1, 5.19%, 11/25/2035 (d)	698	577
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	160	145
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (d)	109	111
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.57%, 9/25/2033 (a) (d)	275	275
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (d)	39	37
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (d)	1,262	1,216
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	11	8
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	36	35
Series 2005-1, Class 2A1A, 3.55%, 2/25/2035 (d)	144	122
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	329	327
Series 2005-5, Class 1A2, 4.73%, 8/25/2035 (d)	337	276

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 8.08%, 1/25/2043 (a) (d)	17,575	18,606
Series 2023-R06, Class 1M2, 7.43%, 7/25/2043 (a) (d)	9,750	10,127
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.63%, 2/25/2033 (d)	303	305
Series 2003-AR15, Class 3A1, 7.56%, 6/25/2033 (d)	44	46
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	158	155
Series 2003-23, Class 1P, PO, 10/25/2033	186	135
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	145	143
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	409	409
Series 2005-9, Class AP, PO, 10/25/2035	29	22
Series 2005-10, Class AP, PO, 11/25/2035	36	24
CSMC Trust
Series 2021-RPL1, Class A1, 4.07%, 9/27/2060 (a) (d)	16,971	16,914
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (d)	12,430	12,393
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	3,849	4,136
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (d)	27	26
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (d)	25,759	20,863
Series 2024-2, Class A, 5.20%, 8/1/2054 ‡ (a) (d)	55,290	54,247
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	8,598	7,955
Series 2017-4, Class MT, 3.50%, 6/25/2057	26,147	23,484
Series 2018-4, Class MA, 3.50%, 3/25/2058	27,786	26,487
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,843	11,142
Series 2019-1, Class MT, 3.50%, 7/25/2058	35,264	31,320
Series 2019-1, Class M55D, 4.00%, 7/25/2058	19,073	17,839
Series 2019-2, Class MA, 3.50%, 8/26/2058	13,577	12,869
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,444	21,422
Series 2019-4, Class MA, 3.00%, 2/25/2059	34,634	32,127
Series 2020-1, Class M55G, 3.00%, 8/25/2059	30,431	27,352
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	13,719
Series 2020-3, Class MT, 2.00%, 5/25/2060	44,778	35,868
Series 2022-1, Class MTU, 3.25%, 11/25/2061	74,246	64,378
Series 2023-1, Class MT, 3.00%, 10/25/2062	56,443	47,320
Series 2024-2, Class MT, 3.50%, 5/25/2064	86,493	76,174
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	974	1,020
Series R007, Class ZA, 6.00%, 5/15/2036	1,276	1,319
FHLMC, REMIC
Series 3614, Class QB, 4.00%, 12/15/2024	2	2
Series 3684, Class CY, 4.50%, 6/15/2025	47	47
Series 3022, Class SX, IF, 4.57%, 8/15/2025 (d)	2	2
Series 3051, Class DP, IF, 6.38%, 10/15/2025 (d)	7	7
Series 3793, Class AB, 3.50%, 1/15/2026	256	254
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1890, Class H, 7.50%, 9/15/2026	2	2
Series 1899, Class ZE, 8.00%, 9/15/2026	10	10
Series 1927, Class ZA, 6.50%, 1/15/2027	8	8
Series 1927, Class PH, 7.50%, 1/15/2027	23	24
Series 1963, Class Z, 7.50%, 1/15/2027	8	8
Series 1935, Class FL, 5.62%, 2/15/2027 (d)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	11	11
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	13	13
Series 2019, Class Z, 6.50%, 12/15/2027	15	15
Series 2038, Class PN, IO, 7.00%, 3/15/2028	17	1
Series 2040, Class PE, 7.50%, 3/15/2028	41	41
Series 2054, Class PV, 7.50%, 5/15/2028	15	16
Series 2063, Class PG, 6.50%, 6/15/2028	27	27
Series 2064, Class TE, 7.00%, 6/15/2028	1	2
Series 2070, Class C, 6.00%, 7/15/2028	25	25
Series 2075, Class PM, 6.25%, 8/15/2028	65	66
Series 2075, Class PH, 6.50%, 8/15/2028	61	62
Series 2086, Class GB, 6.00%, 9/15/2028	7	7
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	25	2
Series 2095, Class PE, 6.00%, 11/15/2028	50	51
Series 2106, Class ZD, 6.00%, 12/15/2028	116	117
Series 2388, Class FB, 5.52%, 1/15/2029 (d)	26	26
Series 2110, Class PG, 6.00%, 1/15/2029	134	135
Series 2125, Class JZ, 6.00%, 2/15/2029	35	35
Series 2126, Class CB, 6.25%, 2/15/2029	107	108
Series 2132, Class SB, IF, 9.02%, 3/15/2029 (d)	4	4
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	108	111
Series 2163, Class PC, IO, 7.50%, 6/15/2029	9	1
Series 2172, Class QC, 7.00%, 7/15/2029	79	81
Series 2176, Class OJ, 7.00%, 8/15/2029	41	41
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	18	19
Series 2204, Class GB, 8.00%, 12/20/2029 (d)	2	—
Series 2208, Class PG, 7.00%, 1/15/2030	79	81
Series 2209, Class TC, 8.00%, 1/15/2030	18	19
Series 2210, Class Z, 8.00%, 1/15/2030	85	89
Series 2224, Class CB, 8.00%, 3/15/2030	19	19
Series 3654, Class DC, 5.00%, 4/15/2030	2,858	2,882
Series 2230, Class Z, 8.00%, 4/15/2030	22	23
Series 2234, Class PZ, 7.50%, 5/15/2030	21	22
Series 2247, Class Z, 7.50%, 8/15/2030	22	23
Series 2256, Class MC, 7.25%, 9/15/2030	32	33
Series 2259, Class ZM, 7.00%, 10/15/2030	66	68
Series 2262, Class Z, 7.50%, 10/15/2030	5	6
Series 2271, Class PC, 7.25%, 12/15/2030	59	62
Series 2296, Class PD, 7.00%, 3/15/2031	47	48

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2313, Class LA, 6.50%, 5/15/2031	8	9
Series 2325, Class PM, 7.00%, 6/15/2031	24	25
Series 2359, Class ZB, 8.50%, 6/15/2031	70	75
Series 2332, Class ZH, 7.00%, 7/15/2031	75	78
Series 2344, Class ZD, 6.50%, 8/15/2031	441	457
Series 2344, Class ZJ, 6.50%, 8/15/2031	62	64
Series 2345, Class NE, 6.50%, 8/15/2031	46	47
Series 2351, Class PZ, 6.50%, 8/15/2031	37	38
Series 2367, Class ME, 6.50%, 10/15/2031	52	54
Series 2399, Class OH, 6.50%, 1/15/2032	57	59
Series 2399, Class TH, 6.50%, 1/15/2032	66	68
Series 2475, Class S, IF, IO, 3.08%, 2/15/2032 (d)	192	20
Series 2410, Class QX, IF, IO, 3.73%, 2/15/2032 (d)	31	2
Series 2418, Class FO, 5.82%, 2/15/2032 (d)	67	67
Series 2412, Class SP, IF, 6.26%, 2/15/2032 (d)	99	107
Series 2410, Class NG, 6.50%, 2/15/2032	76	79
Series 2420, Class XK, 6.50%, 2/15/2032	104	108
Series 2410, Class QS, IF, 6.71%, 2/15/2032 (d)	103	115
Series 2444, Class ES, IF, IO, 3.03%, 3/15/2032 (d)	73	7
Series 2450, Class SW, IF, IO, 3.08%, 3/15/2032 (d)	48	5
Series 2423, Class TB, 6.50%, 3/15/2032	103	106
Series 2430, Class WF, 6.50%, 3/15/2032	117	121
Series 2423, Class MC, 7.00%, 3/15/2032	67	69
Series 2423, Class MT, 7.00%, 3/15/2032	79	82
Series 2434, Class ZA, 6.50%, 4/15/2032	183	185
Series 2435, Class CJ, 6.50%, 4/15/2032	161	167
Series 2441, Class GF, 6.50%, 4/15/2032	29	30
Series 2434, Class TC, 7.00%, 4/15/2032	150	156
Series 2436, Class MC, 7.00%, 4/15/2032	31	32
Series 2455, Class GK, 6.50%, 5/15/2032	94	98
Series 2450, Class GZ, 7.00%, 5/15/2032	97	102
Series 2458, Class ZM, 6.50%, 6/15/2032	50	50
Series 2466, Class DH, 6.50%, 6/15/2032	33	35
Series 2466, Class PH, 6.50%, 6/15/2032	116	120
Series 2474, Class NR, 6.50%, 7/15/2032	105	108
Series 2484, Class LZ, 6.50%, 7/15/2032	133	139
Series 3393, Class JO, PO, 9/15/2032	313	277
Series 2500, Class MC, 6.00%, 9/15/2032	101	105
Series 2835, Class QO, PO, 12/15/2032	16	14
Series 2571, Class FY, 5.67%, 12/15/2032 (d)	126	126
Series 2543, Class YX, 6.00%, 12/15/2032	243	251
Series 2544, Class HC, 6.00%, 12/15/2032	112	116
Series 2571, Class SY, IF, 6.79%, 12/15/2032 (d)	74	78
Series 2552, Class ME, 6.00%, 1/15/2033	169	174
Series 2567, Class QD, 6.00%, 2/15/2033	150	156
Series 2575, Class ME, 6.00%, 2/15/2033	672	695
Series 2596, Class QG, 6.00%, 3/15/2033	96	100
Series 2586, Class WI, IO, 6.50%, 3/15/2033	58	8

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2631, Class SA, IF, 5.83%, 6/15/2033 (d)	210	227
Series 2692, Class SC, IF, 3.45%, 7/15/2033 (d)	93	95
Series 2642, Class SL, IF, 4.32%, 7/15/2033 (d)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	903	910
Series 4238, Class WY, 3.00%, 8/15/2033	1,636	1,557
Series 2671, Class S, IF, 5.74%, 9/15/2033 (d)	58	62
Series 2733, Class SB, IF, 3.58%, 10/15/2033 (d)	1,584	1,528
Series 2780, Class SY, IF, 5.68%, 11/15/2033 (d)	34	37
Series 2722, Class PF, 5.52%, 12/15/2033 (d)	521	521
Series 3920, Class LP, 5.00%, 1/15/2034	798	807
Series 2744, Class PE, 5.50%, 2/15/2034	2	2
Series 2802, Class OH, 6.00%, 5/15/2034	146	150
Series 3611, PO, 7/15/2034	341	297
Series 3305, Class MG, IF, 7.14%, 7/15/2034 (d)	131	135
Series 2990, Class GO, PO, 2/15/2035	109	94
Series 2929, Class MS, IF, 6.51%, 2/15/2035 (d)	129	129
Series 3077, Class TO, PO, 4/15/2035	5	5
Series 2968, Class EH, 6.00%, 4/15/2035	3,375	3,471
Series 2981, Class FA, 5.32%, 5/15/2035 (d)	153	151
Series 2990, Class WP, IF, 4.33%, 6/15/2035 (d)	2	2
Series 2988, Class AF, 5.22%, 6/15/2035 (d)	286	282
Series 3014, Class OD, PO, 8/15/2035	26	23
Series 3085, Class WF, 5.72%, 8/15/2035 (d)	163	164
Series 3029, Class SO, PO, 9/15/2035	92	84
Series 3064, Class SG, IF, 3.60%, 11/15/2035 (d)	105	108
Series 3101, Class UZ, 6.00%, 1/15/2036	380	398
Series 3102, Class HS, IF, 6.53%, 1/15/2036 (d)	13	14
Series 3117, Class AO, PO, 2/15/2036	137	125
Series 3117, Class EO, PO, 2/15/2036	84	73
Series 3117, Class OG, PO, 2/15/2036	44	38
Series 3117, Class OK, PO, 2/15/2036	77	66
Series 3122, Class OH, PO, 3/15/2036	85	73
Series 3122, Class OP, PO, 3/15/2036	79	71
Series 3134, PO, 3/15/2036	21	17
Series 3122, Class ZB, 6.00%, 3/15/2036	30	31
Series 3138, PO, 4/15/2036	119	102
Series 3147, PO, 4/15/2036	161	146
Series 3607, Class AO, PO, 4/15/2036	213	180
Series 3607, Class BO, PO, 4/15/2036	391	337
Series 3137, Class XP, 6.00%, 4/15/2036	287	301
Series 3219, Class DI, IO, 6.00%, 4/15/2036	203	35
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,113	2,213
Series 3149, Class SO, PO, 5/15/2036	72	60
Series 3151, PO, 5/15/2036	134	111
Series 3153, Class EO, PO, 5/15/2036	163	140
Series 3233, Class OP, PO, 5/15/2036	30	26
Series 3171, Class MO, PO, 6/15/2036	199	179
Series 3164, Class MG, 6.00%, 6/15/2036	47	50

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3523, Class SD, IF, 6.13%, 6/15/2036 (d)	78	78
Series 3179, Class OA, PO, 7/15/2036	78	66
Series 3194, Class SA, IF, IO, 2.18%, 7/15/2036 (d)	39	4
Series 3181, Class AZ, 6.50%, 7/15/2036	237	247
Series 3195, Class PD, 6.50%, 7/15/2036	174	180
Series 3200, PO, 8/15/2036	130	109
Series 3202, Class HI, IF, IO, 1.73%, 8/15/2036 (d)	1,613	149
Series 3200, Class AY, 5.50%, 8/15/2036	513	531
Series 3645, Class KZ, 5.50%, 8/15/2036	183	190
Series 3213, Class OA, PO, 9/15/2036	69	60
Series 3218, Class AO, PO, 9/15/2036	58	46
Series 3225, Class EO, PO, 10/15/2036	137	109
Series 3232, Class ST, IF, IO, 1.78%, 10/15/2036 (d)	232	18
Series 3704, Class DT, 7.50%, 11/15/2036	1,721	1,832
Series 3256, PO, 12/15/2036	74	61
Series 3704, Class CT, 7.00%, 12/15/2036	3,785	3,999
Series 3704, Class ET, 7.50%, 12/15/2036	1,484	1,616
Series 3261, Class OA, PO, 1/15/2037	73	61
Series 3260, Class CS, IF, IO, 1.22%, 1/15/2037 (d)	122	11
Series 3274, Class JO, PO, 2/15/2037	23	19
Series 3510, Class OD, PO, 2/15/2037	175	150
Series 3275, Class FL, 5.36%, 2/15/2037 (d)	104	102
Series 3274, Class B, 6.00%, 2/15/2037	185	196
Series 3286, PO, 3/15/2037	7	6
Series 3290, Class SB, IF, IO, 1.53%, 3/15/2037 (d)	247	19
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (d)	68	75
Series 3373, Class TO, PO, 4/15/2037	77	65
Series 3302, Class UT, 6.00%, 4/15/2037	208	219
Series 3316, PO, 5/15/2037	134	111
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	773	634
Series 3315, Class HZ, 6.00%, 5/15/2037	154	162
Series 3326, Class JO, PO, 6/15/2037	13	12
Series 3331, PO, 6/15/2037	75	64
Series 3607, Class OP, PO, 7/15/2037	730	608
Series 4032, Class TO, PO, 7/15/2037	1,032	858
Series 3344, Class SL, IF, IO, 1.68%, 7/15/2037 (d)	141	13
Series 4048, Class FJ, 5.73%, 7/15/2037 (d)	1,698	1,669
Series 3365, PO, 9/15/2037	110	91
Series 3371, Class FA, 5.52%, 9/15/2037 (d)	59	59
Series 3387, Class SA, IF, IO, 1.50%, 11/15/2037 (d)	1,014	75
Series 3383, Class SA, IF, IO, 1.53%, 11/15/2037 (d)	502	54
Series 3404, Class SC, IF, IO, 1.08%, 1/15/2038 (d)	1,060	93
Series 3422, Class SE, IF, 5.15%, 2/15/2038 (d)	49	51
Series 3423, Class PB, 5.50%, 3/15/2038	906	940
Series 3424, Class PI, IF, IO, 1.88%, 4/15/2038 (d)	523	53
Series 3453, Class B, 5.50%, 5/15/2038	75	76
Series 3455, Class SE, IF, IO, 1.28%, 6/15/2038 (d)	496	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3461, Class LZ, 6.00%, 6/15/2038	54	56
Series 3461, Class Z, 6.00%, 6/15/2038	1,159	1,206
Series 3481, Class SJ, IF, IO, 0.93%, 8/15/2038 (d)	643	56
Series 3895, Class WA, 5.64%, 10/15/2038 (d)	262	270
Series 3501, Class CB, 5.50%, 1/15/2039	561	575
Series 3511, Class SA, IF, IO, 1.08%, 2/15/2039 (d)	286	22
Series 3546, Class A, 6.96%, 2/15/2039 (d)	190	193
Series 3531, Class SM, IF, IO, 1.18%, 5/15/2039 (d)	46	3
Series 3531, Class SA, IF, IO, 1.38%, 5/15/2039 (d)	394	11
Series 3549, Class FA, 6.12%, 7/15/2039 (d)	49	50
Series 3607, Class TO, PO, 10/15/2039	382	317
Series 3608, Class SC, IF, IO, 1.33%, 12/15/2039 (d)	246	21
Series 3621, Class BO, PO, 1/15/2040	339	290
Series 3802, Class LS, IF, IO, 0.90%, 1/15/2040 (d)	1,835	142
Series 3632, Class BS, IF, 1.10%, 2/15/2040 (d)	928	932
Series 3740, Class SB, IF, IO, 1.08%, 10/15/2040 (d)	791	65
Series 3740, Class SC, IF, IO, 1.08%, 10/15/2040 (d)	797	77
Series 3779, Class GZ, 4.50%, 12/15/2040	6,143	5,856
Series 3779, Class Z, 4.50%, 12/15/2040	16,001	15,537
Series 3860, Class PZ, 5.00%, 5/15/2041	9,482	9,466
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (d)	568	542
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (d)	1,523	1,530
Series 4048, Class FB, 5.32%, 10/15/2041 (d)	1,351	1,343
Series 3957, Class B, 4.00%, 11/15/2041	953	924
Series 3966, Class NA, 4.00%, 12/15/2041	885	857
Series 4012, Class FN, 5.42%, 3/15/2042 (d)	2,697	2,663
Series 4077, Class FB, 5.42%, 7/15/2042 (d)	1,187	1,170
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,584
Series 4257, Class DZ, 2.50%, 10/15/2043	6,458	5,499
Series 3688, Class GT, 7.53%, 11/15/2046 (d)	1,770	1,879
Series 4809, Class ZM, 4.00%, 7/15/2048	21,125	19,867
Series 4837, Class ZB, 4.00%, 10/15/2048	7,138	6,689
Series 5008, Class LB, 1.50%, 8/25/2050	20,026	15,870
Series 5190, Class PH, 2.50%, 2/25/2052	19,416	17,543
Series 5354, PO, 10/25/2053	8,053	6,154
FHLMC, STRIPS
Series 197, PO, 4/1/2028	94	89
Series 233, Class 11, IO, 5.00%, 9/15/2035	371	63
Series 233, Class 12, IO, 5.00%, 9/15/2035	318	46
Series 233, Class 13, IO, 5.00%, 9/15/2035	596	92
Series 239, Class S30, IF, IO, 2.78%, 8/15/2036 (d)	1,155	145
Series 262, Class 35, 3.50%, 7/15/2042	12,082	11,316
Series 264, Class F1, 5.47%, 7/15/2042 (d)	4,826	4,770
Series 270, Class F1, 5.42%, 8/15/2042 (d)	1,727	1,702
Series 299, Class 300, 3.00%, 1/15/2043	887	809
Series 310, PO, 9/15/2043	2,842	2,159
Series 406, PO, 10/25/2053	55,698	46,841

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.35%, 7/25/2032 (d)	280	258
Series T-48, Class 1A, 4.39%, 7/25/2033 (d)	821	780
Series T-76, Class 2A, 2.35%, 10/25/2037 (d)	4,826	4,292
Series T-42, Class A5, 7.50%, 2/25/2042	1,140	1,203
Series T-51, Class 2A, 7.50%, 8/25/2042 (d)	237	251
Series T-54, Class 2A, 6.50%, 2/25/2043	1,392	1,415
Series T-54, Class 3A, 7.00%, 2/25/2043	447	469
Series T-56, Class A5, 5.23%, 5/25/2043	2,904	2,805
Series T-57, Class 1AP, PO, 7/25/2043	93	74
Series T-57, Class 1A3, 7.50%, 7/25/2043	268	286
Series T-58, Class A, PO, 9/25/2043	101	68
Series T-58, Class 4A, 7.50%, 9/25/2043	1,478	1,517
Series T-59, Class 1AP, PO, 10/25/2043	113	59
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,381	1,429
Series T-62, Class 1A1, 6.13%, 10/25/2044 (d)	1,524	1,388
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	423	202
Series 2007-FA4, Class 1A2, IF, IO, 0.95%, 8/25/2037 (d)	4,585	346
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	857	889
Series 2003-W8, Class 3F1, 5.25%, 5/25/2042 (d)	118	117
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	242	242
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	410	424
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,415	1,390
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	495	503
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	532	542
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	128	132
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	112	114
Series 2004-W15, Class 2AF, 5.10%, 8/25/2044 (d)	397	394
Series 2005-W3, Class 2AF, 5.07%, 3/25/2045 (d)	3,270	3,240
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	173	177
Series 2006-W2, Class 2A, 4.84%, 11/25/2045 (d)	462	470
Series 2006-W2, Class 1AF1, 5.07%, 2/25/2046 (d)	1,440	1,421
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,857	82,165
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (d)	246	246
Series 2001-T3, Class A1, 7.50%, 11/25/2040	407	412
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,699	4,811
Series 2002-T16, Class A2, 7.00%, 7/25/2042	540	563
Series 2004-T2, Class 2A, 4.99%, 7/25/2043 (d)	304	308
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	702	714
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	79	81
Series 2004-T3, Class PT1, 9.19%, 1/25/2044 (d)	102	106
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,407	1,428
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	595	612
FNMA, REMIC
Series 2005-67, Class EY, 5.50%, 8/25/2025	30	30

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-121, Class DX, 5.50%, 1/25/2026	2	2
Series 2006-94, Class GK, IF, 9.01%, 10/25/2026 (d)	11	12
Series 1996-48, Class Z, 7.00%, 11/25/2026	5	5
Series 1997-27, Class J, 7.50%, 4/18/2027	6	6
Series 1997-29, Class J, 7.50%, 4/20/2027	10	10
Series 1997-32, Class PG, 6.50%, 4/25/2027	6	6
Series 1997-39, Class PD, 7.50%, 5/20/2027	30	30
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	9	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	13	13
Series 2008-55, Class S, IF, IO, 2.75%, 7/25/2028 (d)	307	15
Series 2009-11, Class NB, 5.00%, 3/25/2029	41	41
Series 1999-18, Class Z, 5.50%, 4/18/2029	4	4
Series 1999-17, Class C, 6.35%, 4/25/2029	9	9
Series 1999-62, Class PB, 7.50%, 12/18/2029	11	11
Series 2000-2, Class ZE, 7.50%, 2/25/2030	64	66
Series 2000-20, Class SA, IF, IO, 4.25%, 7/25/2030 (d)	1	—
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	6	6
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,163	2,101
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	85	10
Series 2001-30, Class PM, 7.00%, 7/25/2031	42	43
Series 2001-36, Class DE, 7.00%, 8/25/2031	87	90
Series 2001-49, Class Z, 6.50%, 9/25/2031	26	27
Series 2001-44, Class MY, 7.00%, 9/25/2031	114	119
Series 2001-44, Class PD, 7.00%, 9/25/2031	16	17
Series 2001-44, Class PU, 7.00%, 9/25/2031	18	19
Series 2001-60, Class QS, IF, 7.53%, 9/25/2031 (d)	55	61
Series 2001-52, Class KB, 6.50%, 10/25/2031	17	17
Series 2003-52, Class SX, IF, 8.40%, 10/25/2031 (d)	34	39
Series 2004-74, Class SW, IF, 5.67%, 11/25/2031 (d)	46	50
Series 2001-60, Class PX, 6.00%, 11/25/2031	140	144
Series 2001-61, Class Z, 7.00%, 11/25/2031	163	168
Series 2001-72, Class SX, IF, 6.17%, 12/25/2031 (d)	3	3
Series 2001-81, Class LO, PO, 1/25/2032	4	3
Series 2002-1, Class SA, IF, 9.43%, 2/25/2032 (d)	13	15
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (d)	92	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (d)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	4
Series 2002-15, Class ZA, 6.00%, 4/25/2032	381	392
Series 2002-21, Class PE, 6.50%, 4/25/2032	64	66
Series 2002-28, Class PK, 6.50%, 5/25/2032	128	132
Series 2002-37, Class Z, 6.50%, 6/25/2032	59	61
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	181	14
Series 2002-48, Class GH, 6.50%, 8/25/2032	143	149
Series 2004-61, Class SH, IF, 4.60%, 11/25/2032 (d)	18	19
Series 2002-71, Class AP, 5.00%, 11/25/2032	23	23
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,138	1,174

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (d)	49	50
Series 2004-59, Class BG, PO, 12/25/2032	30	26
Series 2002-78, Class Z, 5.50%, 12/25/2032	347	355
Series 2002-77, Class S, IF, 5.59%, 12/25/2032 (d)	24	26
Series 2003-9, Class NZ, 6.50%, 2/25/2033	67	69
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	27	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	621	606
Series 2003-35, Class EA, PO, 5/25/2033	20	17
Series 2003-42, Class GB, 4.00%, 5/25/2033	52	50
Series 2003-34, Class AX, 6.00%, 5/25/2033	106	109
Series 2003-34, Class ED, 6.00%, 5/25/2033	458	473
Series 2003-34, Class GE, 6.00%, 5/25/2033	269	278
Series 2003-39, IO, 6.00%, 5/25/2033 (d)	26	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	243	36
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	482	35
Series 2003-47, Class PE, 5.75%, 6/25/2033	218	224
Series 2003-64, Class SX, IF, 1.33%, 7/25/2033 (d)	67	66
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 0.84%, 8/25/2033 (d)	342	320
Series 2003-74, Class SH, IF, 1.44%, 8/25/2033 (d)	52	51
Series 2005-56, Class TP, IF, 3.60%, 8/25/2033 (d)	13	13
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	712	91
Series 2003-73, Class HC, 5.50%, 8/25/2033	290	298
Series 2003-91, Class SD, IF, 4.42%, 9/25/2033 (d)	44	44
Series 2013-100, Class WB, 3.00%, 10/25/2033	5,071	4,829
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,183	2,238
Series 2003-116, Class SB, IF, IO, 2.75%, 11/25/2033 (d)	297	25
Series 2006-44, Class P, PO, 12/25/2033	281	241
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,825	1,889
Series 2003-130, Class SX, IF, 4.25%, 1/25/2034 (d)	4	4
Series 2004-87, Class F, 5.60%, 1/25/2034 (d)	376	377
Series 2004-46, Class EP, PO, 3/25/2034	88	86
Series 2004-28, Class PF, 5.25%, 3/25/2034 (d)	81	81
Series 2004-17, Class H, 5.50%, 4/25/2034	710	730
Series 2004-25, Class SA, IF, 6.19%, 4/25/2034 (d)	95	103
Series 2004-46, Class SK, IF, 3.17%, 5/25/2034 (d)	23	24
Series 2004-46, Class QB, IF, 4.61%, 5/25/2034 (d)	60	65
Series 2004-36, Class FA, 5.25%, 5/25/2034 (d)	601	596
Series 2004-36, Class SA, IF, 6.19%, 5/25/2034 (d)	257	279
Series 2004-51, Class SY, IF, 4.54%, 7/25/2034 (d)	42	42
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,341	1,379
Series 2005-25, Class PF, 5.20%, 4/25/2035 (d)	316	312
Series 2005-42, Class PS, IF, 4.88%, 5/25/2035 (d)	8	8
Series 2005-74, Class CS, IF, 6.69%, 5/25/2035 (d)	16	16
Series 2005-74, Class SK, IF, 6.80%, 5/25/2035 (d)	11	11
Series 2005-74, Class CP, IF, 6.97%, 5/25/2035 (d)	4	4
Series 2005-59, Class SU, IF, 1.26%, 6/25/2035 (d)	97	98
Series 2005-56, Class S, IF, IO, 1.86%, 7/25/2035 (d)	201	18

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-66, Class SG, IF, 5.25%, 7/25/2035 (d)	97	102
Series 2005-73, Class PS, IF, 4.58%, 8/25/2035 (d)	87	88
Series 2005-72, Class SB, IF, 4.75%, 8/25/2035 (d)	53	55
Series 2005-68, Class PG, 5.50%, 8/25/2035	243	246
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,467	2,546
Series 2005-90, PO, 9/25/2035	4	4
Series 2005-75, Class SV, IF, 4.81%, 9/25/2035 (d)	16	17
Series 2010-39, Class OT, PO, 10/25/2035	68	58
Series 2005-90, Class ES, IF, 4.75%, 10/25/2035 (d)	87	89
Series 2005-84, Class XM, 5.75%, 10/25/2035	161	165
Series 2005-106, Class US, IF, 6.79%, 11/25/2035 (d)	297	322
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,592	1,646
Series 2005-109, Class PC, 6.00%, 12/25/2035	22	22
Series 2006-16, Class OA, PO, 3/25/2036	46	40
Series 2006-8, Class WQ, PO, 3/25/2036	613	500
Series 2006-8, Class WN, IF, IO, 1.85%, 3/25/2036 (d)	2,248	210
Series 2006-12, Class BZ, 5.50%, 3/25/2036	627	645
Series 2006-16, Class HZ, 5.50%, 3/25/2036	143	148
Series 2006-8, Class JZ, 5.50%, 3/25/2036	769	791
Series 2006-11, Class PS, IF, 6.79%, 3/25/2036 (d)	60	74
Series 2006-22, Class AO, PO, 4/25/2036	172	150
Series 2006-23, Class KO, PO, 4/25/2036	46	41
Series 2006-27, Class OH, PO, 4/25/2036	79	69
Series 2006-23, Class FK, 5.10%, 4/25/2036 (d)	387	381
Series 2006-33, Class LS, IF, 8.33%, 5/25/2036 (d)	56	67
Series 2006-43, PO, 6/25/2036	52	46
Series 2006-43, Class DO, PO, 6/25/2036	155	133
Series 2006-44, Class GO, PO, 6/25/2036	102	89
Series 2006-50, Class JO, PO, 6/25/2036	340	289
Series 2006-50, Class PS, PO, 6/25/2036	425	376
Series 2006-53, Class US, IF, IO, 1.73%, 6/25/2036 (d)	419	42
Series 2006-46, Class FW, 5.25%, 6/25/2036 (d)	106	104
Series 2006-46, Class SW, IF, 6.42%, 6/25/2036 (d)	17	18
Series 2006-58, PO, 7/25/2036	62	53
Series 2006-58, Class AP, PO, 7/25/2036	33	29
Series 2006-65, Class QO, PO, 7/25/2036	117	99
Series 2006-58, Class IG, IF, IO, 1.67%, 7/25/2036 (d)	123	9
Series 2006-56, Class FC, 5.14%, 7/25/2036 (d)	881	871
Series 2006-58, Class FL, 5.31%, 7/25/2036 (d)	100	99
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,299	1,359
Series 2006-63, Class ZH, 6.50%, 7/25/2036	630	668
Series 2011-19, Class ZY, 6.50%, 7/25/2036	834	885
Series 2006-60, Class AK, IF, 9.41%, 7/25/2036 (d)	64	69
Series 2006-62, Class PS, IF, 10.81%, 7/25/2036 (d)	43	59
Series 2006-72, Class GO, PO, 8/25/2036	195	168
Series 2006-72, Class TO, PO, 8/25/2036	34	30
Series 2006-79, Class DO, PO, 8/25/2036	80	67
Series 2006-79, Class OP, PO, 8/25/2036	126	103

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-7, Class SG, IF, IO, 1.65%, 8/25/2036 (d)	810	94
Series 2006-79, Class DF, 5.20%, 8/25/2036 (d)	339	336
Series 2006-77, Class PC, 6.50%, 8/25/2036	218	224
Series 2006-78, Class BZ, 6.50%, 8/25/2036	78	82
Series 2006-86, Class OB, PO, 9/25/2036	120	100
Series 2006-90, Class AO, PO, 9/25/2036	68	60
Series 2008-42, Class AO, PO, 9/25/2036	50	43
Series 2006-85, Class MZ, 6.50%, 9/25/2036	26	27
Series 2009-19, Class PW, 4.50%, 10/25/2036	528	524
Series 2006-95, Class SG, IF, 6.81%, 10/25/2036 (d)	65	77
Series 2006-109, PO, 11/25/2036	37	31
Series 2006-110, PO, 11/25/2036	173	148
Series 2006-111, Class EO, PO, 11/25/2036	98	83
Series 2006-115, Class OK, PO, 12/25/2036	95	76
Series 2006-119, PO, 12/25/2036	53	46
Series 2006-117, Class GS, IF, IO, 1.80%, 12/25/2036 (d)	451	27
Series 2006-118, Class A1, 5.03%, 12/25/2036 (d)	201	195
Series 2006-118, Class A2, 5.03%, 12/25/2036 (d)	846	828
Series 2006-115, Class ES, IF, 7.17%, 12/25/2036 (d)	9	9
Series 2006-128, PO, 1/25/2037	106	89
Series 2009-70, Class CO, PO, 1/25/2037	315	262
Series 2006-128, Class BP, 5.50%, 1/25/2037	23	23
Series 2007-10, Class FD, 5.10%, 2/25/2037 (d)	139	137
Series 2007-1, Class SD, IF, 9.91%, 2/25/2037 (d)	73	120
Series 2007-14, Class OP, PO, 3/25/2037	90	77
Series 2007-22, Class SC, IF, IO, 1.23%, 3/25/2037 (d)	15	—
Series 2007-14, Class ES, IF, IO, 1.59%, 3/25/2037 (d)	712	69
Series 2009-63, Class P, 5.00%, 3/25/2037	12	12
Series 2007-77, Class FG, 5.35%, 3/25/2037 (d)	199	197
Series 2007-16, Class FC, 5.60%, 3/25/2037 (d)	130	130
Series 2007-18, Class MZ, 6.00%, 3/25/2037	218	228
Series 2007-28, Class EO, PO, 4/25/2037	252	214
Series 2007-35, Class SI, IF, IO, 1.25%, 4/25/2037 (d)	245	11
Series 2007-29, Class SG, IF, 6.50%, 4/25/2037 (d)	148	167
Series 2007-42, Class AO, PO, 5/25/2037	12	10
Series 2007-43, Class FL, 5.15%, 5/25/2037 (d)	148	146
Series 2007-42, Class B, 6.00%, 5/25/2037	414	425
Series 2007-92, Class YS, IF, IO, 0.93%, 6/25/2037 (d)	129	9
Series 2007-53, Class SH, IF, IO, 1.25%, 6/25/2037 (d)	524	40
Series 2007-54, Class WI, IF, IO, 1.25%, 6/25/2037 (d)	138	12
Series 2007-98, Class FB, 5.30%, 6/25/2037 (d)	82	82
Series 2007-92, Class YA, 6.50%, 6/25/2037	78	81
Series 2007-67, PO, 7/25/2037	198	173
Series 2007-72, Class EK, IF, IO, 1.55%, 7/25/2037 (d)	1,363	139
Series 2007-65, Class KI, IF, IO, 1.77%, 7/25/2037 (d)	467	47
Series 2007-60, Class AX, IF, IO, 2.30%, 7/25/2037 (d)	2,030	275
Series 2007-62, Class SE, IF, 4.38%, 7/25/2037 (d)	106	109
Series 2007-97, Class FC, 5.35%, 7/25/2037 (d)	122	121

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-70, Class Z, 5.50%, 7/25/2037	474	492
Series 2007-76, Class AZ, 5.50%, 8/25/2037	54	54
Series 2007-76, Class ZG, 6.00%, 8/25/2037	138	140
Series 2007-78, Class CB, 6.00%, 8/25/2037	52	55
Series 2007-78, Class PE, 6.00%, 8/25/2037	102	105
Series 2007-81, Class GE, 6.00%, 8/25/2037	209	219
Series 2007-79, Class SB, IF, 6.24%, 8/25/2037 (d)	156	176
Series 2007-88, Class VI, IF, IO, 1.69%, 9/25/2037 (d)	675	70
Series 2007-85, Class SL, IF, 4.03%, 9/25/2037 (d)	39	41
Series 2009-86, Class OT, PO, 10/25/2037	1,764	1,476
Series 2007-100, Class SM, IF, IO, 1.60%, 10/25/2037 (d)	496	45
Series 2007-91, Class ES, IF, IO, 1.61%, 10/25/2037 (d)	762	73
Series 2007-108, Class SA, IF, IO, 1.51%, 12/25/2037 (d)	26	2
Series 2007-109, Class AI, IF, IO, 1.55%, 12/25/2037 (d)	619	47
Series 2007-112, Class SA, IF, IO, 1.60%, 12/25/2037 (d)	699	84
Series 2007-112, Class MJ, 6.50%, 12/25/2037	567	590
Series 2007-116, Class HI, IO, 1.47%, 1/25/2038 (d)	1,096	58
Series 2008-1, Class BI, IF, IO, 1.06%, 2/25/2038 (d)	545	46
Series 2008-4, Class SD, IF, IO, 1.15%, 2/25/2038 (d)	1,491	131
Series 2008-16, Class IS, IF, IO, 1.35%, 3/25/2038 (d)	191	14
Series 2008-10, Class XI, IF, IO, 1.38%, 3/25/2038 (d)	233	19
Series 2008-20, Class SA, IF, IO, 2.14%, 3/25/2038 (d)	246	24
Series 2008-18, Class SP, IF, 4.30%, 3/25/2038 (d)	102	96
Series 2008-18, Class FA, 5.75%, 3/25/2038 (d)	125	125
Series 2008-32, Class SA, IF, IO, 2.00%, 4/25/2038 (d)	109	9
Series 2008-27, Class SN, IF, IO, 2.05%, 4/25/2038 (d)	233	25
Series 2008-28, Class QS, IF, 6.15%, 4/25/2038 (d)	90	100
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-46, Class HI, IO, 2.19%, 6/25/2038 (d)	205	12
Series 2008-53, Class CI, IF, IO, 2.35%, 7/25/2038 (d)	117	10
Series 2008-56, Class AC, 5.00%, 7/25/2038	120	119
Series 2008-60, Class JC, 5.00%, 7/25/2038	163	165
Series 2011-47, Class ZA, 5.50%, 7/25/2038	566	575
Series 2008-80, Class SA, IF, IO, 1.00%, 9/25/2038 (d)	490	41
Series 2008-81, Class SB, IF, IO, 1.00%, 9/25/2038 (d)	595	36
Series 2009-6, Class GS, IF, IO, 1.70%, 2/25/2039 (d)	349	33
Series 2009-4, Class BD, 4.50%, 2/25/2039	6	5
Series 2009-17, Class QS, IF, IO, 1.80%, 3/25/2039 (d)	117	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	252	40
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,002	1,012
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,237	1,298
Series 2009-65, Class MT, 5.00%, 9/25/2039	271	274
Series 2009-69, Class WA, 5.99%, 9/25/2039 (d)	335	339
Series 2009-84, Class WS, IF, IO, 1.05%, 10/25/2039 (d)	158	11
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	635	110
Series 2009-99, Class SC, IF, IO, 1.33%, 12/25/2039 (d)	192	14
Series 2009-99, Class WA, 6.33%, 12/25/2039 (d)	779	794

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-103, Class MB, 7.16%, 12/25/2039 (d)	508	514
Series 2009-113, Class AO, PO, 1/25/2040	148	121
Series 2009-112, Class ST, IF, IO, 1.40%, 1/25/2040 (d)	429	41
Series 2010-1, Class WA, 6.28%, 2/25/2040 (d)	150	153
Series 2010-49, Class SC, IF, 2.96%, 3/25/2040 (d)	650	614
Series 2010-16, Class WB, 6.14%, 3/25/2040 (d)	697	708
Series 2010-16, Class WA, 6.44%, 3/25/2040 (d)	560	570
Series 2010-35, Class SJ, IF, 1.50%, 4/25/2040 (d)	398	400
Series 2010-35, Class SB, IF, IO, 1.57%, 4/25/2040 (d)	326	22
Series 2010-40, Class FJ, 5.45%, 4/25/2040 (d)	52	52
Series 2010-42, Class S, IF, IO, 1.55%, 5/25/2040 (d)	196	15
Series 2010-43, Class FD, 5.45%, 5/25/2040 (d)	189	187
Series 2010-63, Class AP, PO, 6/25/2040	237	203
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,075	1,077
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,372	2,418
Series 2010-71, Class HJ, 5.50%, 7/25/2040	923	954
Series 2010-102, Class PN, 5.00%, 9/25/2040	757	764
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,138	3,253
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (d)	1,181	40
Series 2010-147, Class SA, IF, IO, 1.68%, 1/25/2041 (d)	2,325	334
Series 2011-30, Class LS, IO, 0.86%, 4/25/2041 (d)	1,590	90
Series 2011-149, Class EF, 5.35%, 7/25/2041 (d)	102	102
Series 2011-75, Class FA, 5.40%, 8/25/2041 (d)	206	205
Series 2011-149, Class MF, 5.35%, 11/25/2041 (d)	438	437
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,578	2,721
Series 2011-118, Class MT, 7.00%, 11/25/2041	3,217	3,376
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,723	2,870
Series 2012-99, Class FA, 5.30%, 9/25/2042 (d)	872	856
Series 2012-101, Class FC, 5.35%, 9/25/2042 (d)	501	494
Series 2012-97, Class FB, 5.35%, 9/25/2042 (d)	1,620	1,598
Series 2012-108, Class F, 5.35%, 10/25/2042 (d)	1,352	1,334
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,880	4,552
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,548	1,507
Series 2013-4, Class AJ, 3.50%, 2/25/2043	956	895
Series 2013-92, PO, 9/25/2043	3,622	2,696
Series 2013-101, Class DO, PO, 10/25/2043	3,128	2,291
Series 2013-128, PO, 12/25/2043	5,515	4,079
Series 2013-135, PO, 1/25/2044	1,903	1,421
Series 2014-29, Class PS, IF, IO, 1.20%, 5/25/2044 (d)	1,763	180
Series 2018-42, Class B, 3.00%, 6/25/2048	31,655	27,875
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,209	1,107
Series 2018-94, Class DZ, 4.00%, 1/25/2049	10,075	9,465
Series 2010-103, Class SB, IF, IO, 1.25%, 11/25/2049 (d)	324	28
Series 2020-90, Class PE, 2.00%, 12/25/2050	11,167	8,909
Series 2011-2, Class WA, 5.83%, 2/25/2051 (d)	253	260
Series 2011-58, Class WA, 5.51%, 7/25/2051 (d)	157	154
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,583	1,620

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	108	108
Series 2007-W5, PO, 6/25/2037	88	70
Series 2007-W7, Class 1A4, IF, 10.09%, 7/25/2037 (d)	62	79
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	9,049	8,964
Series 2003-W4, Class 2A, 5.24%, 10/25/2042 (d)	61	61
Series 2003-W1, Class 1A1, 4.76%, 12/25/2042 (d)	436	431
Series 2003-W1, Class 2A, 5.25%, 12/25/2042 (d)	124	124
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	366	376
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	616	633
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	348	357
Series 2007-W10, Class 2A, 6.24%, 8/25/2047 (d)	42	43
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,090	1,120
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.26%, 6/27/2036 (d)	1,461	1,470
Series 2007-54, Class FA, 5.25%, 6/25/2037 (d)	740	730
Series 2007-64, Class FB, 5.22%, 7/25/2037 (d)	233	231
Series 2007-106, Class A7, 6.01%, 10/25/2037 (d)	163	163
Series 2002-90, Class A1, 6.50%, 6/25/2042	251	257
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	24	21
Series 345, Class 6, IO, 5.00%, 12/25/2033 (d)	34	4
Series 365, Class 8, IO, 5.50%, 5/25/2036	140	26
Series 374, Class 5, IO, 5.50%, 8/25/2036	93	15
Series 393, Class 6, IO, 5.50%, 4/25/2037	38	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	95	18
Series 412, Class F2, 5.35%, 8/25/2042 (d)	1,746	1,704
Series 411, Class F1, 5.40%, 8/25/2042 (d)	3,821	3,777
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.11%, 11/25/2046 (d)	2,479	2,455
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.64%, 6/19/2035 (d)	161	157
GNMA
Series 2001-35, Class SA, IF, IO, 3.53%, 8/16/2031 (d)	39	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	214	213
Series 2003-58, Class BE, 6.50%, 1/20/2033	288	287
Series 2003-12, Class SP, IF, IO, 2.98%, 2/20/2033 (d)	69	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	618	627
Series 2003-46, Class MG, 6.50%, 5/20/2033	223	222
Series 2003-52, Class AP, PO, 6/16/2033	108	93
Series 2003-75, Class ZX, 6.00%, 9/16/2033	335	338
Series 2010-41, Class WA, 5.82%, 10/20/2033 (d)	379	385
Series 2003-97, Class SA, IF, IO, 1.83%, 11/16/2033 (d)	140	—
Series 2003-112, Class SA, IF, IO, 1.83%, 12/16/2033 (d)	245	—
Series 2004-28, Class S, IF, 6.67%, 4/16/2034 (d)	113	123
Series 2005-7, Class JM, IF, 6.33%, 5/18/2034 (d)	2	2
Series 2004-46, PO, 6/20/2034	208	198
Series 2004-49, Class Z, 6.00%, 6/20/2034	846	858
Series 2010-103, Class WA, 5.66%, 8/20/2034 (d)	218	221
Series 2004-73, Class JL, IF, IO, 1.83%, 9/16/2034 (d)	880	73
Series 2004-71, Class SB, IF, 6.28%, 9/20/2034 (d)	88	97

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (d)	88	89
Series 2004-89, Class LS, IF, 7.06%, 10/16/2034 (d)	60	63
Series 2004-90, Class SI, IF, IO, 1.38%, 10/20/2034 (d)	1,213	65
Series 2004-96, Class SC, IF, IO, 1.36%, 11/20/2034 (d)	748	1
Series 2005-3, Class SK, IF, IO, 2.03%, 1/20/2035 (d)	809	53
Series 2005-68, Class DP, IF, 5.05%, 6/17/2035 (d)	184	195
Series 2008-79, Class CS, IF, 2.08%, 6/20/2035 (d)	411	401
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	81	9
Series 2005-66, Class SP, IF, 5.08%, 8/16/2035 (d)	51	53
Series 2010-14, Class CO, PO, 8/20/2035	478	429
Series 2005-65, Class SA, IF, 4.85%, 8/20/2035 (d)	27	27
Series 2005-68, Class KI, IF, IO, 1.58%, 9/20/2035 (d)	1,697	146
Series 2005-72, Class AZ, 5.50%, 9/20/2035	344	348
Series 2005-82, PO, 10/20/2035	117	104
Series 2010-14, Class BO, PO, 11/20/2035	169	146
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	170	16
Series 2006-16, Class OP, PO, 3/20/2036	143	129
Series 2006-22, Class AO, PO, 5/20/2036	206	194
Series 2006-34, PO, 7/20/2036	27	26
Series 2006-33, Class Z, 6.50%, 7/20/2036	907	935
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,138	1,134
Series 2006-59, Class SD, IF, IO, 1.98%, 10/20/2036 (d)	287	17
Series 2006-57, Class PZ, 5.56%, 10/20/2036	495	494
Series 2006-65, Class SA, IF, IO, 2.08%, 11/20/2036 (d)	445	1
Series 2011-22, Class WA, 5.82%, 2/20/2037 (d)	158	162
Series 2007-9, Class CI, IF, IO, 1.48%, 3/20/2037 (d)	547	32
Series 2007-17, Class JO, PO, 4/16/2037	286	246
Series 2007-17, Class JI, IF, IO, 2.09%, 4/16/2037 (d)	737	66
Series 2007-19, Class SD, IF, IO, 1.48%, 4/20/2037 (d)	265	6
Series 2010-129, Class AW, 5.85%, 4/20/2037 (d)	278	285
Series 2007-25, Class FN, 5.02%, 5/16/2037 (d)	244	241
Series 2007-28, Class BO, PO, 5/20/2037	41	37
Series 2007-26, Class SC, IF, IO, 1.48%, 5/20/2037 (d)	486	17
Series 2007-27, Class SD, IF, IO, 1.48%, 5/20/2037 (d)	534	18
Series 2007-35, PO, 6/16/2037	755	679
Series 2007-36, Class HO, PO, 6/16/2037	75	70
Series 2007-36, Class SE, IF, IO, 1.75%, 6/16/2037 (d)	321	8
Series 2007-36, Class SJ, IF, IO, 1.53%, 6/20/2037 (d)	403	9
Series 2007-45, Class QA, IF, IO, 1.92%, 7/20/2037 (d)	617	36
Series 2007-40, Class SN, IF, IO, 1.96%, 7/20/2037 (d)	583	21
Series 2007-40, Class SD, IF, IO, 2.03%, 7/20/2037 (d)	431	21
Series 2007-53, Class ES, IF, IO, 1.83%, 9/20/2037 (d)	457	17
Series 2007-53, Class SW, IF, 6.04%, 9/20/2037 (d)	102	109
Series 2008-7, Class SP, IF, 3.96%, 10/20/2037 (d)	73	73
Series 2009-79, Class OK, PO, 11/16/2037	748	653
Series 2007-74, Class SL, IF, IO, 1.82%, 11/16/2037 (d)	540	5
Series 2007-73, Class MI, IF, IO, 1.28%, 11/20/2037 (d)	499	9
Series 2007-76, Class SB, IF, IO, 1.78%, 11/20/2037 (d)	971	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-67, Class SI, IF, IO, 1.79%, 11/20/2037 (d)	527	12
Series 2007-72, Class US, IF, IO, 1.83%, 11/20/2037 (d)	438	6
Series 2008-7, Class SK, IF, 5.79%, 11/20/2037 (d)	52	52
Series 2007-79, Class SY, IF, IO, 1.83%, 12/20/2037 (d)	639	16
Series 2008-1, PO, 1/20/2038	29	28
Series 2015-137, Class WA, 5.56%, 1/20/2038 (d)	1,536	1,569
Series 2009-106, Class ST, IF, IO, 1.28%, 2/20/2038 (d)	3,947	148
Series 2008-17, IO, 5.50%, 2/20/2038	96	—
Series 2008-33, Class XS, IF, IO, 2.98%, 4/16/2038 (d)	302	19
Series 2008-36, Class SH, IF, IO, 1.58%, 4/20/2038 (d)	651	1
Series 2008-40, Class SA, IF, IO, 1.68%, 5/16/2038 (d)	1,844	119
Series 2008-55, Class SA, IF, IO, 1.48%, 6/20/2038 (d)	162	5
Series 2008-50, Class KB, 6.00%, 6/20/2038	335	344
Series 2008-60, Class CS, IF, IO, 1.43%, 7/20/2038 (d)	559	15
Series 2008-69, Class QD, 5.75%, 7/20/2038	64	64
Series 2008-71, Class SC, IF, IO, 1.28%, 8/20/2038 (d)	188	1
Series 2012-59, Class WA, 5.57%, 8/20/2038 (d)	812	830
Series 2008-76, Class US, IF, IO, 1.18%, 9/20/2038 (d)	677	22
Series 2008-81, Class S, IF, IO, 1.48%, 9/20/2038 (d)	1,418	22
Series 2009-25, Class SE, IF, IO, 2.88%, 9/20/2038 (d)	290	12
Series 2011-97, Class WA, 6.09%, 11/20/2038 (d)	405	416
Series 2008-93, Class AS, IF, IO, 0.98%, 12/20/2038 (d)	761	43
Series 2008-96, Class SL, IF, IO, 1.28%, 12/20/2038 (d)	411	11
Series 2008-95, Class DS, IF, IO, 2.58%, 12/20/2038 (d)	1,217	31
Series 2011-163, Class WA, 5.86%, 12/20/2038 (d)	1,731	1,779
Series 2014-6, Class W, 5.31%, 1/20/2039 (d)	1,322	1,350
Series 2009-6, Class SA, IF, IO, 1.38%, 2/16/2039 (d)	282	—
Series 2009-11, Class SC, IF, IO, 1.43%, 2/16/2039 (d)	358	10
Series 2009-10, Class SA, IF, IO, 1.23%, 2/20/2039 (d)	529	31
Series 2009-6, Class SH, IF, IO, 1.32%, 2/20/2039 (d)	323	—
Series 2009-31, Class TS, IF, IO, 1.58%, 3/20/2039 (d)	230	5
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	182	13
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	410	38
Series 2009-22, Class SA, IF, IO, 1.55%, 4/20/2039 (d)	823	51
Series 2009-35, Class ZB, 5.50%, 5/16/2039	7,507	7,682
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	113	9
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	154	15
Series 2009-43, Class SA, IF, IO, 1.23%, 6/20/2039 (d)	515	20
Series 2009-42, Class SC, IF, IO, 1.36%, 6/20/2039 (d)	710	52
Series 2009-64, Class SN, IF, IO, 1.38%, 7/16/2039 (d)	586	28
Series 2009-72, Class SM, IF, IO, 1.53%, 8/16/2039 (d)	761	53
Series 2009-81, Class SB, IF, IO, 1.37%, 9/20/2039 (d)	1,389	110
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,643	2,731
Series 2009-106, Class AS, IF, IO, 1.68%, 11/16/2039 (d)	1,176	105
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,665
Series 2015-91, Class W, 5.27%, 5/20/2040 (d)	1,582	1,613
Series 2013-75, Class WA, 5.12%, 6/20/2040 (d)	410	415
Series 2011-137, Class WA, 5.59%, 7/20/2040 (d)	796	812

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,343	1,416
Series 2010-157, Class OP, PO, 12/20/2040	1,620	1,369
Series 2011-75, Class SM, IF, IO, 1.88%, 5/20/2041 (d)	890	56
Series 2013-26, Class AK, 4.69%, 9/20/2041 (d)	1,020	1,020
Series 2014-188, Class W, 4.56%, 10/20/2041 (d)	1,080	1,074
Series 2012-141, Class WA, 4.51%, 11/16/2041 (d)	1,357	1,327
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,320
Series 2012-141, Class WC, 3.72%, 1/20/2042 (d)	1,166	1,096
Series 2012-141, Class WB, 4.02%, 9/16/2042 (d)	780	738
Series 2014-41, Class W, 4.63%, 10/20/2042 (d)	1,183	1,176
Series 2013-54, Class WA, 4.89%, 11/20/2042 (d)	785	791
Series 2013-91, Class WA, 4.43%, 4/20/2043 (d)	1,046	995
Series 2019-78, Class SW, IF, IO, 1.38%, 6/20/2049 (d)	6,216	486
Series 2020-123, Class LB, 1.00%, 8/20/2050	11,047	9,024
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (d)	41,941	1,172
Series 2022-9, Class P, 2.00%, 9/20/2051	22,852	19,929
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,605	12,676
Series 2012-H24, Class FA, 5.42%, 3/20/2060 (d)	159	157
Series 2012-H24, Class FG, 5.40%, 4/20/2060 (d)	16	16
Series 2013-H03, Class FA, 5.27%, 8/20/2060 (d)	—	—
Series 2011-H05, Class FB, 5.47%, 12/20/2060 (d)	544	543
Series 2011-H06, Class FA, 5.42%, 2/20/2061 (d)	490	489
Series 2012-H21, Class CF, 5.67%, 5/20/2061 (d)	72	72
Series 2011-H19, Class FA, 5.44%, 8/20/2061 (d)	321	320
Series 2012-H26, Class JA, 5.52%, 10/20/2061 (d)	1	1
Series 2012-H10, Class FA, 5.52%, 12/20/2061 (d)	2,780	2,778
Series 2012-H08, Class FB, 5.57%, 3/20/2062 (d)	720	720
Series 2013-H07, Class MA, 5.52%, 4/20/2062 (d)	—	—
Series 2012-H08, Class FS, 5.67%, 4/20/2062 (d)	1,944	1,947
Series 2012-H15, Class FA, 5.42%, 5/20/2062 (d)	—	—
Series 2012-H26, Class MA, 5.52%, 7/20/2062 (d)	38	38
Series 2012-H18, Class NA, 5.49%, 8/20/2062 (d)	208	208
Series 2012-H28, Class FA, 5.55%, 9/20/2062 (d)	36	36
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (d)	23	23
Series 2012-H29, Class FA, 5.49%, 10/20/2062 (d)	1,534	1,532
Series 2013-H02, Class HF, 5.27%, 11/20/2062 (d)	2	2
Series 2023-48, Class W, 4.00%, 12/20/2062 (d)	11,524	10,704
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 5.29%, 1/20/2063 (d)	943	938
Series 2013-H04, Class SA, 5.39%, 2/20/2063 (d)	672	670
Series 2013-H08, Class FC, 5.42%, 2/20/2063 (d)	710	709
Series 2013-H07, Class HA, 5.38%, 3/20/2063 (d)	1,287	1,284
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	59
Series 2013-H14, Class FG, 5.44%, 5/20/2063 (d)	246	245
Series 2013-H14, Class FC, 5.44%, 6/20/2063 (d)	214	214
Series 2014-H01, Class FD, 5.62%, 1/20/2064 (d)	1,131	1,131
Series 2014-H05, Class FA, 5.66%, 2/20/2064 (d)	5,876	5,881
Series 2014-H06, Class HB, 5.62%, 3/20/2064 (d)	532	532

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-57, Class PT, 4.50%, 4/20/2064	11,348	10,980
Series 2014-H09, Class TA, 5.57%, 4/20/2064 (d)	834	834
Series 2014-H10, Class TA, 5.57%, 4/20/2064 (d)	8,788	8,787
Series 2014-H11, Class VA, 5.47%, 6/20/2064 (d)	9,539	9,526
Series 2014-H15, Class FA, 5.47%, 7/20/2064 (d)	9,298	9,286
Series 2014-H17, Class FC, 5.47%, 7/20/2064 (d)	6,006	5,982
Series 2014-H19, Class FE, 5.44%, 9/20/2064 (d)	7,424	7,413
Series 2014-H20, Class LF, 5.57%, 10/20/2064 (d)	4,228	4,213
Series 2015-H02, Class FB, 5.47%, 12/20/2064 (d)	1,798	1,797
Series 2015-H03, Class FA, 5.47%, 12/20/2064 (d)	978	977
Series 2015-H05, Class FC, 5.45%, 2/20/2065 (d)	13,993	13,942
Series 2015-H06, Class FA, 5.45%, 2/20/2065 (d)	4,870	4,862
Series 2015-H07, Class ES, 5.78%, 2/20/2065 (d)	2,248	2,241
Series 2015-H08, Class FC, 5.45%, 3/20/2065 (d)	15,657	15,638
Series 2015-H10, Class FC, 5.45%, 4/20/2065 (d)	17,175	17,153
Series 2015-H12, Class FA, 5.45%, 5/20/2065 (d)	8,127	8,117
Series 2015-H15, Class FD, 5.41%, 6/20/2065 (d)	4,268	4,261
Series 2015-H15, Class FJ, 5.41%, 6/20/2065 (d)	6,139	6,130
Series 2015-H18, Class FA, 5.42%, 6/20/2065 (d)	3,073	3,068
Series 2015-H16, Class FG, 5.41%, 7/20/2065 (d)	7,768	7,754
Series 2015-H16, Class FL, 5.41%, 7/20/2065 (d)	10,120	10,104
Series 2015-H20, Class FA, 5.44%, 8/20/2065 (d)	7,289	7,279
Series 2015-H26, Class FG, 5.49%, 10/20/2065 (d)	2,068	2,061
Series 2015-H32, Class FH, 5.63%, 12/20/2065 (d)	4,210	4,213
Series 2016-H07, Class FA, 5.72%, 3/20/2066 (d)	18,362	18,396
Series 2016-H07, Class FB, 5.72%, 3/20/2066 (d)	4,633	4,642
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (d)	9,698	9,745
Series 2016-H26, Class FC, 5.97%, 12/20/2066 (d)	6,668	6,686
Series 2017-H08, Class XI, IO, 1.37%, 3/20/2067 (d)	31,450	1,384
Series 2017-H14, Class XI, IO, 1.53%, 6/20/2067 (d)	27,223	819
Series 2018-H09, Class FE, 6.03%, 6/20/2068 (d)	2,020	2,024
Series 2019-H20, Class ID, IO, 0.08%, 12/20/2069 (d)	17,521	1,156
Series 2020-H02, Class MI, IO, 0.07%, 1/20/2070 (d)	38,254	1,315
Series 2020-H05, IO, 0.18%, 3/20/2070 (d)	35,047	2,134
Series 2020-H09, IO, 0.59%, 5/20/2070 (d)	42,415	2,104
Series 2020-H09, Class CI, IO, 1.00%, 5/20/2070 (d)	37,062	2,578
Series 2020-H09, Class IC, IO, 1.29%, 5/20/2070 (d)	41,270	2,597
Series 2020-H11, IO, 1.24%, 6/20/2070 (d)	22,914	1,292
Series 2020-H12, Class IJ, IO, 1.41%, 7/20/2070 (d)	33,473	2,069
Series 2020-H12, Class HI, IO, 1.88%, 7/20/2070 (d)	27,845	2,332
Series 2020-H15, IO, 1.43%, 8/20/2070 (d)	42,304	2,729
Series 2021-H14, Class BF, 6.16%, 9/20/2071 (d)	8,250	8,459
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	1,451	1,387
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (d)	38,631	35,813
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (e)	21,475	20,606
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.10%, 6/25/2034 (a) (d)	255	227
Series 2005-RP2, Class 1AF, 5.05%, 3/25/2035 (a) (d)	440	407

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (d)	2,297	13
Series 2005-RP3, Class 1AF, 5.05%, 9/25/2035 (a) (d)	3,116	2,648
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	38	38
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	168	167
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	144	148
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	82	81
Series 2005-5F, Class 8A3, 5.20%, 6/25/2035 (d)	69	66
Series 2005-AR6, Class 3A1, 4.63%, 9/25/2035 (d)	20	18
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	359	352
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	78	180
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,445	638
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (d)	18,408	18,313
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.23%, 10/25/2034 (a) (d)	9,350	9,429
Impac CMB Trust Series 2005-4, Class 2A1, 5.30%, 5/25/2035 (d)	356	335
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	274	211
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.40%, 5/25/2036 (d)	390	357
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.13%, 11/25/2033 (d)	333	325
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (d)	11	11
Series 2006-A3, Class 6A1, 5.22%, 8/25/2034 (d)	120	119
Series 2006-A2, Class 4A1, 7.30%, 8/25/2034 (d)	1,106	1,119
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (d)	46	43
Series 2005-A1, Class 3A4, 5.62%, 2/25/2035 (d)	141	135
Series 2007-A1, Class 5A1, 6.10%, 7/25/2035 (d)	112	113
Series 2007-A1, Class 5A2, 6.10%, 7/25/2035 (d)	45	45
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (a) (e)	17,153	17,154
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.76%, 4/25/2036 (d)	300	190
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	42	38
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,880	558
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (e)	41,700	41,328
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.90%, 4/21/2034 (d)	337	328
Series 2004-3, Class 4A2, 4.94%, 4/25/2034 (d)	143	130
Series 2004-15, Class 3A1, 7.05%, 12/25/2034 (d)	54	52
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	67	62
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	806	810
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	119	121
Series 2004-6, Class 30, PO, 7/25/2034	114	88
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	75	74
Series 2004-7, Class 30, PO, 8/25/2034	71	50
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	61	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	51	49
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	141	136
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	65	55
Series 2004-1, Class 30, PO, 2/25/2034	8	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.05%, 5/25/2035 (a) (d)	5,053	2,526
Series 2006-2, Class 1A1, 4.11%, 5/25/2036 (a) (d)	520	421
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	66	50
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.32%, 10/25/2028 (d)	159	152
Series 2003-F, Class A1, 5.34%, 10/25/2028 (d)	203	192
Series 2004-A, Class A1, 5.16%, 4/25/2029 (d)	63	58
Series 2004-C, Class A2, 6.30%, 7/25/2029 (d)	112	110
Series 2003-A5, Class 2A6, 7.07%, 8/25/2033 (d)	80	77
Series 2004-A4, Class A2, 5.67%, 8/25/2034 (d)	178	168
Series 2004-1, Class 2A1, 5.85%, 12/25/2034 (d)	185	174
Series 2005-A2, Class A1, 5.49%, 2/25/2035 (d)	393	348
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 6.44%, 6/25/2037 (d)	11	11
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (e)	15,610	15,628
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (d)	49	45
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (d)	543	520
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.20%, 6/15/2030 (d)	304	294
Series 2000-TBC3, Class A1, 5.16%, 12/15/2030 (d)	73	71
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (d)	232	207
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (e)	11,960	12,058
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (e)	46,200	45,627
Nited Mortgage Mezz, 8.00%, 2/25/2025 ‡	36,000	36,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	68
Series 2003-A1, Class A1, 5.50%, 5/25/2033	14	14
Series 2003-A1, Class A2, 6.00%, 5/25/2033	41	41
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (a)	8,043	7,771
PHH Mortgage Corp., 9.00%, 5/25/2025 ‡ (a)	55,000	54,794
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (d)	19,510	18,348
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	157	155
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (e)	10,093	9,845
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (d)	39,489	39,418
RALI Trust
Series 2002-QS16, Class A3, IF, 6.79%, 10/25/2017 ‡ (d)	—	—
Series 2003-QS9, Class A3, IF, IO, 2.85%, 5/25/2018 ‡ (d)	1	— (h)
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (d)	614	340
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	64	52

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (a)	26	15
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	7,295	7,022
Sequoia Mortgage Trust
Series 2004-8, Class A1, 5.42%, 9/20/2034 (d)	299	260
Series 2004-8, Class A2, 6.01%, 9/20/2034 (d)	358	331
Series 2004-10, Class A1A, 5.34%, 11/20/2034 (d)	127	119
Series 2004-11, Class A1, 5.32%, 12/20/2034 (d)	232	210
Series 2004-12, Class A3, 6.03%, 1/20/2035 (d)	289	282
Starwoood Anoo, 9.75%, 4/15/2025 ‡ (a)	29,003	28,894
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.38%, 10/19/2034 (d)	316	301
Series 2005-AR5, Class A3, 5.22%, 7/19/2035 (d)	1,256	1,199
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 4.82%, 2/25/2034 (e)	778	753
Series 2005-RF3, Class 1A, 5.05%, 6/25/2035 (a) (d)	324	283
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 6.17%, 11/25/2033 (d)	52	52
Series 2003-37A, Class 2A, 6.21%, 12/25/2033 (d)	337	332
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.34%, 9/25/2043 (d)	792	756
Series 2004-4, Class 3A, 5.77%, 12/25/2044 (d)	548	523
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (e)	11,490	11,143
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (d)	90,169	79,072
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000	8,234
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	72,000	71,730
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	128	129
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	43	44
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	179	181
Series 1998-1, Class 2E, 7.00%, 3/15/2028	172	173
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,637	3,488
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (e)	36,179	35,930
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 3.82%, 6/25/2033 (d)	52	48
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	131	127
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	235	235
Series 2003-AR7, Class A7, 6.73%, 8/25/2033 (d)	204	204
Series 2003-AR9, Class 1A6, 6.57%, 9/25/2033 (d)	1,183	1,176
Series 2003-AR9, Class 2A, 6.80%, 9/25/2033 (d)	111	108
Series 2003-S9, Class P, PO, 10/25/2033	10	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	842	817
Series 2003-AR11, Class A6, 6.73%, 10/25/2033 (d)	652	617
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	540	534
Series 2004-AR3, Class A1, 5.71%, 6/25/2034 (d)	259	239
Series 2004-AR3, Class A2, 5.71%, 6/25/2034 (d)	333	308

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	46	45
Series 2006-AR10, Class 2P, 4.48%, 9/25/2036 (d)	35	32
Series 2006-AR8, Class 1A2, 4.88%, 8/25/2046 (d)	219	200
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	24	16
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	286	276
Series 2005-2, Class 2A3, IF, IO, 0.30%, 4/25/2035 (d)	567	19
Series 2005-2, Class 1A4, IF, IO, 0.35%, 4/25/2035 (d)	2,590	83
Series 2005-4, Class CB7, 5.50%, 6/25/2035	853	749
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	898	135
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	136	118
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	74	69
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	9	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	85	72
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	41	37
Ygrene Energy Fund, Inc., 8.50%, 7/25/2045 ‡ (a)	69,600	69,600
Total Collateralized Mortgage Obligations (Cost $2,559,575)		2,467,398
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	18,883
FHLB
1.87%, 2/8/2036	32,500	24,483
1.93%, 2/11/2036	40,000	30,333
Resolution Funding Corp. STRIPS
DN, 3.43%, 1/15/2030 (g)	30,700	24,573
DN, 3.09%, 4/15/2030 (g)	26,456	20,930
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,702
5.50%, 6/15/2038	493	531
4.63%, 9/15/2060	4,157	3,925
4.25%, 9/15/2065	2,604	2,283
Tennessee Valley Authority STRIPS
DN, 4.71%, 11/1/2025 (g)	17,495	16,791
DN, 6.53%, 7/15/2028 (g)	3,119	2,681
DN, 4.19%, 12/15/2028 (g)	3,500	2,946
DN, 5.82%, 6/15/2035 (g)	2,242	1,344
Total U.S. Government Agency Securities (Cost $195,946)		185,405
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,675	2,913

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,455
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,820
Total California		20,188
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,309
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,668
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,022
Series 174, Rev., 4.46%, 10/1/2062	17,925	16,169
Total New York		34,168
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,555	14,003
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	3,196
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,866
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,681
Total Ohio		31,746
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,292
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,653
Total Oklahoma		37,945
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,954
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	12,235	12,466
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,238
Total Texas		33,704
Total Municipal Bonds (Cost $178,406)		165,705
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	10,140	8,296
3.45%, 2/2/2061 (a)	4,399	2,873
Republic of Chile 2.55%, 1/27/2032	9,568	8,229
Republic of Peru 5.63%, 11/18/2050	737	725
Republic of Poland 5.50%, 3/18/2054	18,163	17,548
United Arab Emirates Government Bond 2.88%, 10/19/2041 (a)	15,748	11,634
United Mexican States
3.75%, 1/11/2028	22,959	22,062
2.66%, 5/24/2031	20,674	17,237
3.50%, 2/12/2034	6,211	5,109
6.00%, 5/7/2036	8,056	7,872
4.75%, 3/8/2044	3,906	3,128
4.60%, 1/23/2046	15,089	11,557

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
4.35%, 1/15/2047	4,228	3,146
4.60%, 2/10/2048	1,928	1,468
4.40%, 2/12/2052	14,965	10,737
6.34%, 5/4/2053	4,796	4,489
3.77%, 5/24/2061	11,682	7,170
5.75%, 10/12/2110	5,118	4,144
Total Foreign Government Securities (Cost $178,302)		147,424
Loan Assignments — 0.1% (b) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 3.88%, 1/15/2031 (Cost $55,644)	56,387	53,288
	SHARES (000)
Short-Term Investments — 6.3%
Investment Companies — 6.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (k) (l) (Cost $3,123,884)	3,123,158	3,124,407
Total Investments — 101.8% (Cost $52,771,144)		50,244,073
Liabilities in Excess of Other Assets — (1.8)%		(889,880)
NET ASSETS — 100.0%		49,354,193

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $8,862 or 0.02% of the Fund’s net
assets as of November 30, 2024.

(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	The rate shown is the effective yield as of November 30, 2024.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	14,714	03/20/2025	USD	1,636,473	21,009
U.S. Treasury 10 Year Ultra Note	6,966	03/20/2025	USD	800,002	14,366
U.S. Treasury Ultra Bond	815	03/20/2025	USD	103,785	3,779
U.S. Treasury 2 Year Note	5,939	03/31/2025	USD	1,224,176	3,054
U.S. Treasury 5 Year Note	23,763	03/31/2025	USD	2,557,679	19,476
					61,684

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,675,695	$1,623,163	$6,298,858
Collateralized Mortgage Obligations	—	1,845,704	621,694	2,467,398
Commercial Mortgage-Backed Securities	—	2,432,271	141,044	2,573,315
Corporate Bonds	—	12,571,243	—	12,571,243
Foreign Government Securities	—	147,424	—	147,424
Loan Assignments	—	53,288	—	53,288
Mortgage-Backed Securities	—	11,689,637	—	11,689,637
Municipal Bonds	—	165,705	—	165,705
U.S. Government Agency Securities	—	185,405	—	185,405
U.S. Treasury Obligations	—	10,967,393	—	10,967,393
Short-Term Investments
Investment Companies	3,124,407	—	—	3,124,407
Total Investments in Securities	$3,124,407	$44,733,765	$2,385,901	$50,244,073
Appreciation in Other Financial Instruments
Futures Contracts	$61,684	$—	$—	$61,684
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$1,341,510	$(3,035)	$13,395	$671	$404,152	$(338,859)	$164,331	$(44,080)	$85,078	$1,623,163
Collateralized Mortgage Obligations	412,871	— (b)	3,243	29	415,053	(124,424)	—	—	(85,078)	621,694
Commercial Mortgage-Backed Securities	92,199	—	3,731	47	50,000	(4,933)	—	—	—	141,044
Total	$1,846,580	$(3,035)	$20,369	$747	$869,205	$(468,216)	$164,331	$(44,080)	$—	$2,385,901

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $18,288.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$435,450	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.24%)
			Yield (Discount Rate of Cash Flows)	5.52% - 11.42% (8.15%)
Asset-Backed Securities	435,450
	174,208	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (7.95%)
			Yield (Discount Rate of Cash Flows)	5.77% - 20.00% (12.26%)

Collateralized Mortgage Obligations	174,208
Total	$609,658

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $ 1,776,243. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$1,597,845	$8,870,008	$7,343,221	$(287)	$62	$3,124,407	3,123,158	$86,927	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.